               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

             JOINT AND LAST SURVIVOR POLICY AND SINGLE LIFE POLICY

                                   ISSUED BY

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

This prospectus describes two variable life insurance policies, the Flexible Premium Joint and Last Survivor Variable Life Insurance Policy (Joint and Last Survivor Policy) and the Flexible Premium Single Variable Life Insurance Policy (Single Life Policy). Our use of the word Policy in this Prospectus refers to both policies except where otherwise noted. WE CURRENTLY ARE NOT OFFERING THE JOINT AND LAST SURVIVOR POLICY.

We have designed the Policy for use in estate and retirement planning and other insurance needs of individuals. The Policy provides for maximum flexibility by allowing you to vary your premium payments and to change the level of death benefits payable.

You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the 31 Investment Funds listed below which are offered through our Separate Account. When you purchase a Policy, you bear the complete investment risk. This means that the Accumulation Account Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.

MET INVESTORS SERIES TRUST (CLASS A)
      Goldman Sachs Mid-Cap Value Portfolio
      Harris Oakmark International Portfolio
      Janus Aggressive Growth Portfolio
      Lazard Mid-Cap Portfolio
      Legg Mason Value Equity Portfolio
      Loomis Sayles Global Markets Portfolio
      Lord Abbett Bond Debenture Portfolio
      Lord Abbett Growth and Income Portfolio
      Met/AIM Small Cap Growth Portfolio
      MFS Emerging Markets Equity Portfolio
      MFS Research International Portfolio
      Neuberger Berman Real Estate Portfolio
      Oppenheimer Capital Appreciation Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      RCM Global Technology Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      Third Avenue Small Cap Value Portfolio
      Turner Mid-Cap Growth Portfolio
      Van Kampen Comstock Portfolio

      MetLife Defensive Strategy Portfolio
      MetLife Moderate Strategy Portfolio
      MetLife Balanced Strategy Portfolio
      MetLife Growth Strategy Portfolio
      MetLife Aggressive Strategy Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)
      BlackRock Money Market Portfolio
      Davis Venture Value Portfolio
      Harris Oakmark Focused Value Portfolio
      Jennison Growth Portfolio
      MetLife Stock Index Portfolio
      Western Asset Management U.S. Government Portfolio


THE SEC HAS NOT APPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION THAT IT HAS IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Joint and Last Survivor Policy and the Single Life Policy.

The Policy:

..  is not a bank deposit.
..  is not federally insured.
..  is not endorsed by any bank or government agency.

The Policy is subject to investment risk. You may be subject to loss of principal.

May 1, 2006

TABLE OF CONTENTS                                                              PAGE
SUMMARY OF BENEFITS AND RISKS.................................................   4
     Benefits of the Policy...................................................   4
     Risks of the Policy......................................................   5
     Risks of the Investment Funds............................................   7
FEE TABLES....................................................................   7
     Transaction Fees.........................................................   8
     Periodic Charges Other Than Investment Fund Operating Expenses...........   9
     Annual Investment Fund Operating Expenses................................  13
THE VARIABLE LIFE INSURANCE POLICY............................................  15
     Who Should Purchase the Policy?..........................................  16
     Replacing Existing Insurance.............................................  16
PURCHASES.....................................................................  16
     Application for a Policy.................................................  16
     Premiums.................................................................  16
     Unscheduled Premiums.....................................................  16
     Communications and Payments..............................................  17
     Lapse and Grace Period...................................................  17
     Reinstatement............................................................  17
     Allocation of Premium....................................................  18
     Accumulation Account Value of Your Policy................................  19
     Method of Determining Accumulation Account Value of an Investment Fund...  19
     Net Investment Factor....................................................  19
     Our Right to Reject or Return a Premium Payment..........................  20
THE SEPARATE ACCOUNT AND THE INVESTMENT FUNDS.................................  20
     MetLife Investors and the Separate Account...............................  20
     Certain Payments We Receive with Regard to the Investment Funds..........  23
     Selection of the Investment Funds........................................  23
     Substitution and Limitations on Further Investments......................  23
     Voting...................................................................  24
     Transfers................................................................  24
     Dollar Cost Averaging....................................................  26
     Portfolio Rebalancing....................................................  26
     Description of the MetLife Asset Allocation Program......................  27
DEATH BENEFIT.................................................................  28
     Change of Death Benefit..................................................  29
     Change in Face Amount....................................................  30
ACCESS TO YOUR MONEY..........................................................  30
     Policy Loans.............................................................  30
     Loan Interest Charged....................................................  31
     Security.................................................................  31
     Repaying Policy Debt.....................................................  31
     Partial Withdrawals......................................................  32
     Pro-Rata Surrender.......................................................  32
     Full Surrenders..........................................................  33
OTHER INFORMATION.............................................................  33
     The General Account......................................................  33
     Distribution.............................................................  34
     Suspension of Payments or Transfers......................................  35
     Ownership................................................................  35
     Conversion Rights........................................................  36
     Additional Benefits......................................................  36
     Legal Proceedings........................................................  37
     Experts..................................................................  37
     Financial Statements.....................................................  38
     Restrictions on Financial Transactions...................................  38
CHARGES.......................................................................  38
     Deductions from Each Premium Payment.....................................  38
     Monthly Deduction........................................................  39
     Charges for Additional Benefit Riders....................................  40
     Mortality and Expense Risk Charge........................................  41

             TABLE OF CONTENTS                                PAGE

                  Surrender Charge...........................  41
                  Transaction Charges........................  42
                  Projection of Benefits and Values Charge...  42
                  Investment Fund Expenses...................  42

             FEDERAL TAX STATUS..............................  42

             SPECIAL TERMS...................................  47

             APPENDIX A: ILLUSTRATIONS OF POLICY VALUES......  49

SUMMARY OF BENEFITS AND RISKS

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy in more detail. THE SPECIAL TERMS SECTION AT THE END OF THE PROSPECTUS DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

BENEFITS OF THE POLICY

DEATH PROCEEDS. The Policy is a contract between you the Owner, and us, an insurance company, under which we provide insurance protection. Upon receipt of satisfactory proof of death of the person insured with respect to the Single Life Policy or, with respect to the Joint and Last Survivor Policy, the death of the Last Insured, we pay death proceeds to your selected Beneficiary. Death proceeds equal the death benefit on the date of death of the Insured (or the Last Insured), plus any additional insurance provided by rider, less any Indebtedness and cost of insurance and any other charges that may be due.

POLICY FLEXIBILITY. The Policy is "flexible" because:

..  the frequency and amount of premiums can vary;

..  you can choose among death benefit options; and

..  you can change the amount of insurance coverage.

CHOICE OF DEATH BENEFIT OPTION. You may choose among three death benefit options: Option A, Option B and Option C. Option A provides a level death benefit equal to the Face Amount of your Policy. Options B and C provide a variable death benefit equal to the Policy's Face Amount plus the Accumulation Account Value of the Policy on the Insured's (or Last Insured's) date of death. The death benefits under all three Options are subject to increases required by the Internal Revenue Code of 1986. If your Policy is issued with either Option A or Option B, you may later change your death benefit option. A Policy issued with an Option C death benefit may not be changed.

FREE LOOK. You may cancel the Policy within 20 days after you receive it. We will refund the Policy's Accumulation Account Value plus any fees and charges (i.e., premium tax charge, Federal tax charge, selection and issue expense charge, percent of premium charge and mortality and expense charge) deducted from the Accumulation Account Value as of the day we receive your returned Policy. If you are age 60 or older, you may elect on the Policy application to apply 100% of your initial Net Premium to the BlackRock Money Market Portfolio, in which event you would generally receive a refund of the premiums you paid, or you may elect to allocate your initial Net Premium to other investment options, in which event you would receive the Accumulation Account Value. In either event, you may cancel the Policy within 30 days after you receive it.

INVESTMENT CHOICES. You can allocate your Net Premiums and Accumulation Account Value to our General Account or among any or all of the thirty-one Investment Funds available through the Policy. The Investment Funds available include equity funds, bond funds and a money market fund.

PARTIAL WITHDRAWALS. After the first Policy year, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal in excess of 12, we may impose a $25 fee. We reserve the right to limit the number and minimum amount of partial withdrawals you may make in a Policy year. PARTIAL WITHDRAWALS MAY HAVE TAX CONSEQUENCES.

TRANSFERS. You may transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to or from the General Account (subject to restrictions). You can make 12 transfers in a Policy year without charge. For each transfer in excess of 12, we may impose a $25 fee. We reserve the right to limit the number and amount of transfers you may make in a Policy year. We may also impose restrictions on "market timing" transfers. (See "Transfers" for additional information on such restrictions.) We offer the following automated transfer privileges:

.. DOLLAR COST AVERAGING. Under the dollar cost averaging program, you may authorize us to make automatic transfers of specified dollar amounts from the BlackRock Money Market Portfolio to other Investment Funds on a monthly basis.

.. PORTFOLIO REBALANCING. Under the portfolio rebalancing program, you may direct us to automatically restore the balance of the Accumulation Account Value in the General Account and the Investment Funds to the percentages determined in advance.

LOANS. You may borrow Accumulation Account Value from your Policy. The maximum amount you may borrow is the Accumulation Account Value of the Policy net of the surrender charge, reduced by monthly deductions and interest charges through the next Policy anniversary, increased by interest to be earned through the next Policy anniversary, less any existing Policy loans. We charge you a maximum annual interest rate of 4.5% on your loan. However, we credit interest at an annual rate of at least 4% on the amount we hold in the Loan Subaccount as security for the loan. LOANS MAY HAVE TAX CONSEQUENCES.

PRO-RATA SURRENDERS. After the first Policy year, you may make a Pro-Rata Surrender of the Policy that will reduce the Face Amount and the Accumulation Account Value by any whole percentage chosen by you. A PRO-RATA SURRENDER MAY HAVE TAX CONSEQUENCES.

SURRENDERS. You may make a full surrender of the Policy for its Cash Surrender Value at any time. The Policy's Cash Surrender Value equals the Accumulation Account Value reduced by any Policy loan and accrued loan interest and by any applicable surrender charge. A SURRENDER MAY HAVE TAX CONSEQUENCES.

TAX BENEFITS. We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. Accordingly, undistributed increases in the value of your Policy should not be taxable to you. As long as your Policy is not a modified endowment contract (MEC), partial withdrawals and Pro-Rata Surrenders should be non-taxable until you have withdrawn or made a Pro-Rata Surrender of an amount equal to your total investment in the Policy. Death proceeds paid to your beneficiary should generally be free of Federal income tax.

CONVERSION PRIVILEGE. During the first two Policy years, you have a one-time right to convert the Policy to fixed benefit coverage by irrevocably electing to transfer all of your Accumulation Account Value, and to allocate all future premiums, to the General Account. The purpose of the conversion is to provide you with fixed Policy values and benefits. The transfer will not be subject to any transfer charge or transfer limits, if any, and will have no effect on the Policy's death benefit, Face Amount, net amount at risk, rate class or Issue Age.

ADDITIONAL BENEFITS. We offer several riders that provide additional insurance benefits under the Policy, such as the Supplemental Coverage Term Rider, which provides an additional death benefit payable on the death of the Insured(s). We generally deduct any monthly charges for these riders as part of the monthly deduction. Your registered representative can help you determine whether any of these riders are suitable for you.

PERSONALIZED ILLUSTRATIONS. You will receive personalized illustrations in connection with the purchase of this Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value.

RISKS OF THE POLICY

INVESTMENT RISK. If you invest your Policy's Accumulation Account Value in one or more Investment Funds, then you will be subject to the risk that investment performance will be unfavorable and that your Accumulation Account Value will decrease. In addition, we deduct Policy fees and charges from your Policy's Accumulation Account Value, which can significantly reduce your Policy's Accumulation Account Value. During times of poor investment performance, this deduction will have an even greater impact on your Policy's Accumulation Account Value. It is possible to lose your full investment and your Policy could lapse without value unless you pay additional premium. If you allocate Accumulation Account Value to the General Account, then we credit such Accumulation Account Value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 4%.

SURRENDER AND WITHDRAWAL RISKS. The Policy is designed to provide lifetime insurance protection. The Policy is not offered primarily as an investment and should not be used as a short-term savings vehicle. If you surrender the Policy or let it lapse (terminate without value) within the first 10 Policy years (and, for the Single Life Policy, within the first 10 Policy years following an increase in Face Amount), you will be subject to a surrender charge. You will also be subject to income tax on any gain that is distributed or deemed to be distributed from the Policy.

You will also be subject to a surrender charge if you make a Pro-Rata Surrender, or a partial withdrawal or change in death benefit option resulting in a Face Amount reduction, within the first 10 Policy years (or, for the Single Life Policy, within the first 10 Policy years following an increase in Face Amount).

You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy's Accumulation Account Value in the near future. Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse, because surrender charges determine the Cash Surrender Value, which is a measure we use to determine whether your Policy will enter the grace period (and possibly lapse).

RISK OF LAPSE. Your Policy may lapse if you have not paid a sufficient amount of premiums or if the investment performance of the Investment Funds is poor. If your Cash Surrender Value is insufficient to pay the monthly deduction, your Policy may enter a 62-day grace period. We will notify you that the Policy will lapse unless you make a sufficient payment of additional premium during the grace period. Regardless of your Cash Surrender Value, however, your Policy generally will not lapse: (1) during the first five Policy years, if you pay certain required premium amounts; or (2) if you are protected by the Secondary Guarantee Rider. If your Policy does lapse, your insurance coverage will terminate, although you will be given an opportunity to reinstate it. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.

TAX RISKS. We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law, although there is some uncertainty regarding the Federal tax treatment of joint and last survivor policies. In addition, if a term rider is added to your Policy, or if your Policy is issued on a substandard basis, there is some risk that the Policy will not be treated as a life insurance contract under Federal tax law. If your Policy is not treated as a life insurance contract under Federal tax law, increases in the Policy's cash value will be taxed currently. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in receipt of any portion of your Policy's Accumulation Account Value until there is an actual distribution from the Policy. Moreover, death benefits payable under the Policy should be excludable from the gross income of the beneficiary. Although the beneficiary should generally not have to pay Federal income tax on the death benefit, other taxes, such as estate taxes, may apply.

Even if your Policy is treated as a life insurance contract for Federal tax purposes, it may become a modified endowment contract, or MEC, due to the payment of excess premiums or unnecessary premiums, due to a material change or due to a reduction in your death benefit. If your policy becomes a MEC, surrenders, partial withdrawals, Pro-Rata Surrenders and loans will be treated as a distribution of the earnings in the Policy and will be taxable as ordinary income to the extent thereof. In addition, if the Policy Owner is under age
59 1/2 at the time of the surrender, partial withdrawal, Pro-Rata Surrender or loan, the amount that is included in income will generally be subject to a 10% penalty tax.

If the Policy is not a MEC, distributions will generally be treated first as a return of basis, or investment in the contract, and then as taxable income. Moreover, loans will generally not be treated as distributions, although the tax consequences of loans outstanding after the tenth Policy year are uncertain. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Status." YOU SHOULD CONSULT A QUALIFIED TAX ADVISER FOR ASSISTANCE IN ALL POLICY-RELATED TAX MATTERS.

LOAN RISKS. A Policy loan, whether or not repaid, will affect the Accumulation Account Value of your Policy over time because we subtract the amount of the loan from the Investment Funds and/or the General Account as collateral, and hold it in our Loan Subaccount. This loan collateral does not participate in the investment experience of the Investment Funds or receive any higher current interest rate credited to the General Account.

We also reduce the amount we pay on the Insured's (or Last Insured's, with respect to the Joint and Last Survivor Policy) death by the amount of any Indebtedness. Your Policy may lapse if your Indebtedness reduces the Cash Surrender Value to zero.

If you surrender your Policy or your Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans, partial withdrawals and Pro-Rata Surrenders you have made exceed the premiums you have paid. Since loans, partial withdrawals and Pro-Rata Surrenders reduce your Policy's Accumulation Account Value, any remaining Accumulation Account Value may be insufficient to pay the income tax due.

LIMITATIONS ON ACCESS TO ACCUMULATION ACCOUNT VALUE. We limit partial withdrawals from Cash Surrender Value to 12 per Policy year and may impose a $25 fee for partial withdrawals in excess of 12 in a Policy year. The maximum amount you may withdraw from an Investment Fund each Policy year is the Policy's Accumulation Account Value in that Fund, net of applicable surrender charges and fees. The minimum amount, net of applicable surrender charges and fees, is the lesser of $500 or the Policy's Accumulation Account Value in the Investment Fund or the General Account. We reserve the right to limit the number and minimum amount of partial withdrawals in a Policy year.

LIMITATIONS ON TRANSFERS. We limit the number of transfers among the Investment Funds and to and from the General Account to 12 per Policy year and may impose a $25 fee for transfers in excess of 12 in a Policy year. The minimum amount that can be transferred is the lesser of $500 or the total Accumulation Account Value in an Investment Fund or the General Account. Transfers FROM the General Account are subject to additional limitations: the maximum amount you can transfer from the General Account in any Policy year is equal to the greater of 25% of the Policy's Cash Surrender Value in the General Account at the beginning of the year, or the previous Policy year's General Account maximum withdrawal amount, not to exceed the total Cash Surrender Value of the Policy. We are not currently enforcing these additional limitations, but we reserve the right to do so. We also reserve the right to restrict the number and amount of transfers you may make in a Policy year. We or an Investment Fund may also impose certain restrictions on market timing activities. See "Transfers" and each Investment Fund's prospectus for more details.

TAX LAW CHANGES. Tax laws, regulations and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Policy based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.

RISKS OF THE INVESTMENT FUNDS

A comprehensive discussion of the risks associated with each of the Investment Funds can be found in the prospectuses for the Investment Funds. THERE IS NO ASSURANCE THAT ANY OF THE INVESTMENT FUNDS WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

FEE TABLES

The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that a Policy Owner will pay at the time he or she buys the Policy, surrenders the Policy or makes transfers among the Investment Funds and the General Account.

If the amount of a charge varies depending on the Policy Owner's or the insured's individual characteristics (such as age, gender or rate class), the tables below show the minimum and maximum charges we assess under the Policy across the range of all possible individual characteristics, as well as the charges for a specified typical Policy Owner or insured. THESE CHARGES MAY NOT BE REPRESENTATIVE OF THE CHARGES YOU WILL ACTUALLY PAY UNDER THE POLICY. Your Policy's specifications page will indicate these charges as applicable to your Policy, and more detailed information concerning your charges is available on request from our Service Office. Also, in connection with your purchase of the Policy, we will provide you personalized illustrations of your future benefits under the Policy based on the insured's age and rate class, the death benefit option, Face Amount, planned periodic premiums and riders requested.

TRANSACTION FEES

Charge                     When Charge is Deducted       Current Amount Deducted        Maximum Amount Deductible
-----------------------------------------------------------------------------------------------------------------------
Sales Charge Imposed on    On payment of premium         5% in Policy years 1-10        In Policy year 1, 15% on up
Premiums                                                 2% in Policy years 11+         to one Target Premium, 5% in
                                                                                        excess of one Target
                                                                                        Premium/1/
                                                                                        5% in Policy years 2-10
                                                                                        2% in Policy years 11+
-----------------------------------------------------------------------------------------------------------------------

Premium Tax Imposed on     On payment of premium         2% in all Policy years         2.35% in all Policy years
Premiums
-----------------------------------------------------------------------------------------------------------------------

Federal Tax Imposed on     On payment of premium         1.3% in all Policy years       1.3% in all Policy years
Premiums
-----------------------------------------------------------------------------------------------------------------------

Surrender Charge           On surrender, lapse, or Face  45% of one Target              45% of one Target Premium
                           Amount reduction in the       Premium in Policy years 1-5    in Policy years 1-5 (less in
                           first 10 Policy years (and,   (less in other Policy years -- other Policy years -- see
                           with respect to a Face         see footnote)/2/              footnote)/2/
                           Amount increase under the
                           Single Life Policy, in the
                           first 10 Policy years after
                           the increase)
-----------------------------------------------------------------------------------------------------------------------

Transaction Charge for     On transfer of                Not currently charged          $25 for each transfer in excess
Transfers                  Accumulation Account                                         of 12 per Policy year
                           Value among Investment
                           Funds and to and from the
                           General Account
-----------------------------------------------------------------------------------------------------------------------

Transaction Charge for     On partial withdrawal of      Not currently charged          $25 for each partial
Partial Withdrawal         Accumulation Account                                         withdrawal in excess of 12 per
                           Value                                                        Policy year
-----------------------------------------------------------------------------------------------------------------------

Projection of Benefits and Upon provision of each        $25 per illustration           $25 per illustration
Values Charge              illustration in excess of one
                           per year

/1/ Target Premiums vary based on the Insured's age (the Insureds' joint age with respect to the Joint and Last Survivor Policy), sex (except in unisex policies) and risk class.
/2/ Target Premiums vary based on the Insured's age (the Insureds' joint age with respect to the Joint and Last Survivor Policy), sex (except in unisex policies) and risk class. After the fifth Policy year (and, with respect to a Face Amount increase under the Single Life Policy, the fifth Policy year following a Face Amount increase), the Surrender Charge declines on a monthly basis over the remaining five years of the Surrender Charge period until it reaches $0 in the last month of the tenth Policy year (and, with respect to a Face Amount increase under the Single Life Policy, the tenth Policy year following the Face Amount increase). A pro rata portion of the Surrender Charge applies to a Pro-Rata Surrender, a requested Face Amount reduction, as well as to a Face Amount reduction resulting from a partial withdrawal or a change in death benefit option.

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Investment Fund fees and expenses.

PERIODIC CHARGES OTHER THAN INVESTMENT FUND OPERATING EXPENSES

---------------------------------------------------------------------------------------------------------------
Charge                          When Charge is Deducted Current Amount Deducted    Maximum Amount Deductible
---------------------------------------------------------------------------------------------------------------
Cost of Insurance:/1/

SINGLE LIFE POLICY

  MINIMUM AND                           Monthly         $.01 to $83.33 per $1,000  $.06 to $83.33 per $1,000 of
  MAXIMUM CHARGE                                        of net amount at risk/2/   net amount at risk/2/

  CHARGE IN THE FIRST POLICY            Monthly         $.14 per $1,000 of net     $.41 per $1,000 of net
  YEAR FOR A MALE INSURED,                              amount at risk             amount at risk
  ISSUE AGE 50, IN THE
  PREFERRED NONSMOKER RATE
  CLASS WITH A BASE POLICY
  FACE AMOUNT OF $900,000

JOINT AND LAST
SURVIVOR POLICY

  MINIMUM AND                           Monthly         $.00 to $83.33 per $1,000  $.00 to $83.33 per $1,000 of
  MAXIMUM CHARGE                                        of net amount at risk      net amount at risk

  CHARGE IN THE FIRST POLICY            Monthly         $.01 per $1,000 of net     $.06 per $1,000 of net
  YEAR FOR A MALE AND A                                 amount at risk             amount at risk
  FEMALE INSURED, JOINT ISSUE
  AGE 70, IN THE PREFERRED
  NONSMOKER RATE CLASS WITH
  A BASE POLICY FACE AMOUNT
  OF $450,000
---------------------------------------------------------------------------------------------------------------

Policy Charge                           Monthly         $25 per month in Policy    $25 per month in Policy
                                                        year 1                     year 1
                                                        $6 per month in Policy     $6 per month in Policy
                                                        years 2+                   years 2+
---------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk              Daily           .55% in Policy years 1-10  .55% in Policy years 1-10
Charge (annual rate                                     .25% in Policy years 11-20 .45% in Policy years 11-20
imposed on Accumulation                                 .05% in Policy years 21+   .35% in Policy years 21+
Account Value in the
Separate Account)
---------------------------------------------------------------------------------------------------------------

/1/ This charge varies based on individual characteristics, including age(s) of the Insured(s), risk class and (except for unisex policies) sex of the Insured(s). The charge shown in the table may not be representative of the charge that a particular Policy Owner would pay. You may obtain more information about the charge for a particular Insured(s) by contacting your registered representative.
/2/ The net amount at risk is the difference between the death benefit (generally discounted at the monthly equivalent of 4% per year) and the Policy's Accumulation Account Value.

-----------------------------------------------------------------------------------------------------------------------
Charge                          When Charge is Deducted       Current Amount Deducted     Maximum Amount Deductible
-----------------------------------------------------------------------------------------------------------------------
Selection and Issue
  Expense Charge/1/

SINGLE LIFE POLICY

  MINIMUM AND                   Monthly during the            $.03 to $.42 per $1,000 of  $.04 to $.65 per $1,000 of
  MAXIMUM CHARGE                first 10 Policy years (and,   base Policy face amount     base Policy and Supplemental
                                with respect to a face                                    Coverage Term Rider face
                                amount increase, during the                               amount
                                first 10 Policy years after
                                the increase)

  CHARGE FOR A MALE             Monthly during the first 10   $.12 per $1,000 of base     $.18 per $1,000 of base
  INSURED, ISSUE AGE 50, IN     Policy years (and with        Policy face amount          Policy and Supplemental
  THE PREFERRED NONSMOKER       respect to a face amount                                  Coverage Term Rider face
  RATE CLASS WITH A FACE        increase, during the first 10                             amount
  AMOUNT OF $900,000            Policy years after the
                                increase)
JOINT AND LAST
SURVIVOR POLICY

  MINIMUM AND                   Monthly during the first 10   $.06 to $1.01 per $1,000 of $.06 to $1.01 per $1,000 of
  MAXIMUM CHARGE                Policy years                  base Policy face amount     base Policy face amount
  FOR THE BASE POLICY

  CHARGE FOR A MALE AND A       Monthly during the first 10   $.42 per $1,000 of base     $.42 per $1,000 of base
  FEMALE INSURED, JOINT ISSUE   Policy years                  Policy face amount          Policy face amount
  AGE 70, IN THE PREFERRED
  NONSMOKER RATE CLASS WITH
  A BASE POLICY FACE AMOUNT
  OF $450,000

  MINIMUM AND MAXIMUM           Monthly during the first 10   $.03 to $.28 per $1,000 of  $.03 to $.28 per $1,000 of
  CHARGE FOR THE                Policy years                  rider face amount           rider face amount
  SUPPLEMENTAL COVERAGE
  TERM RIDER

  CHARGE FOR A MALE AND A       Monthly during the first 10   $.06 per $1,000 of rider    $.06 per $1,000 of rider face
  FEMALE INSURED, JOINT ISSUE   Policy years                  face amount                 amount
  AGE 70, IN THE PREFERRED
  NONSMOKER RATE CLASS WITH
  A RIDER FACE AMOUNT OF
  $450,000
-----------------------------------------------------------------------------------------------------------------------

Net Loan Interest Charge        Yearly                        .50% of loan collateral/2/  .50% of loan collateral/2/
-----------------------------------------------------------------------------------------------------------------------

/1/ This charge varies based on individual characteristics, including age(s) of the Insured(s), risk class and (except for unisex policies) sex of the Insured(s). The charge shown in the table may not be representative of the charge that a particular Policy Owner would pay. You may obtain more information about the charge for a particular Insured(s) by contacting your registered representative. For Policies issued before July 20, 2005, the current amount deducted ranges from $.04 to $.65 per $1,000 of base Policy face amount.
/2/ The maximum interest charge on Policy loans is 4.50% in Policy years 1-10, 4.25% in Policy years 11-20 and 4.15% in Policy year 21 and thereafter. The current interest charge is 4.50% in Policy years 1-10, 4.25% in Policy years 11-20 and 4.00% in Policy year 21 and thereafter. The Accumulation Account Value amount we transfer to the Loan Account as security for the loan will accrue interest daily at an annual earnings rate of 4%.

 Charges for Riders:

---------------------------------------------------------------------------------------------------------------------
Charge                         When Charge is Deducted       Current Amount Deducted     Maximum Amount Deductible
---------------------------------------------------------------------------------------------------------------------
Supplemental Coverage
Term Rider/1/

SINGLE LIFE POLICY

  MINIMUM AND                  Monthly                       $.01 to $83.33 per $1,000   $.06 to $83.33 per
  MAXIMUM COST OF                                            of net amount at risk       $1,000 of net amount at risk
  INSURANCE CHARGE

  CHARGE IN THE FIRST          Monthly                       $.08 per $1,000 of net      $.19 per $1,000 of net
  POLICY YEAR FOR A MALE                                     amount at risk              amount at risk
  INSURED, ISSUE AGE 40, IN
  THE PREFERRED NONSMOKER
  RATE CLASS WITH A RIDER
  FACE AMOUNT OF $750,000

  SELECTION AND ISSUE          Monthly                       Not currently charged       Same as base Policy -- see
  EXPENSE CHARGE                                                                         preceding table

JOINT AND LAST SURVIVOR
POLICY

  MINIMUM AND                  Monthly                       $.00 to $83.33 per $1,000   $.00 to $83.33 per $1,000
  MAXIMUM COST OF                                            of net amount at risk       of net amount at risk
  INSURANCE CHARGE

  CHARGE IN THE FIRST          Monthly                       $.01 per $1,000 of net      $.06 per $1,000 of net
  POLICY YEAR FOR A MALE                                     amount at risk              amount at risk
  AND A FEMALE INSURED,
  JOINT ISSUE AGE 70, IN THE
  PREFERRED NONSMOKER RATE
  CLASS WITH A RIDER FACE
  AMOUNT OF $450,000

  SELECTION AND ISSUE          Monthly                       Same as base Policy -- see  Same as base Policy -- see
  EXPENSE CHARGE                                             preceding table             preceding table
---------------------------------------------------------------------------------------------------------------------

Lifetime Coverage Rider        Monthly, beginning at the     $.76 per $1,000             $.76 per $1,000
                               Insured's age 80 (the         of net amount at risk       of net amount at risk
                               younger Insured's age 80
                               with respect to the Joint and
                               Last Survivor Policy)
---------------------------------------------------------------------------------------------------------------------

Secondary Guarantee            Monthly                       $.02 per $1,000 of net      $.02 per $1,000 of net
Rider                                                        amount at risk              amount at risk
---------------------------------------------------------------------------------------------------------------------

Waiver of Specified
Premium Rider/1/

  MINIMUM AND                  Monthly                       $1.30 to $10.88 per $100 of $1.30 to $10.88 per $100 of
  MAXIMUM CHARGE                                             Specified Premium           Specified Premium

  CHARGE IN THE FIRST POLICY   Monthly                       $5.25 per $100 of Specified $5.25 per $100 of Specified
  YEAR FOR A MALE INSURED,                                   Premium                     Premium
  ISSUE AGE 50, IN THE
  PREFERRED NONSMOKER RATE
  CLASS

  CHARGE IN THE FIRST POLICY   Monthly                       N/A                         N/A
  YEAR FOR A MALE INSURED
  AND A FEMALE INSURED,
  JOINT ISSUE AGE 70, IN THE
  PREFERRED NONSMOKER RATE
  CLASS
---------------------------------------------------------------------------------------------------------------------

/1/ The charge for this rider varies based on individual characteristics, such as age(s) of the Insured(s), risk class and (except for unisex policies) sex of the Insured(s). The charge shown in the table may not be representative of the charge that a particular Policy Owner would pay. You may obtain more information about the rider charge for a particular Insured(s) by contacting your registered representative.

Additional Riders -- Single Life Policy

--------------------------------------------------------------------------------------------------------------
Charge                         When Charge is Deducted Current Amount Deducted     Maximum Amount Deductible
--------------------------------------------------------------------------------------------------------------

Waiver of Monthly
Deduction Rider/1/

  MINIMUM AND                          Monthly         $3.00 to $28.50 per $100 of $3.00 to $28.50 per $100 of
  MAXIMUM CHARGE                                       monthly deduction           monthly deduction

  CHARGE IN THE FIRST POLICY           Monthly         $14.50 per $100 of monthly  $14.50 per $100 of monthly
  YEAR FOR A MALE INSURED                              deduction                   deduction
  ISSUE AGE 50, IN THE
  PREFERRED NONSMOKER RATE
  CLASS
--------------------------------------------------------------------------------------------------------------

Additional Riders -- Joint and Last Survivor Policy

------------------------------------------------------------------------------------------------------------------
Charge                            When Charge is Deducted Current Amount Deducted     Maximum Amount Deductible
------------------------------------------------------------------------------------------------------------------
Estate Preservation Term
Rider/1/

  MINIMUM AND                             Monthly         $.02 to $1.23 per $1,000 of $.02 to $83.33 per $1,000 of
  MAXIMUM CHARGE                                          rider face amount           rider face amount

  CHARGE FOR A MALE AND                   Monthly         $.05 per $1,000 of rider    $.06 per $1,000 of rider
  A FEMALE INSURED, JOINT ISSUE                           face amount                 face amount
  AGE 70, IN THE NONSMOKER
  PREFERRED RATE CLASS WITH A
  RIDER FACE AMOUNT
  OF $450,000
------------------------------------------------------------------------------------------------------------------

/1/ The charge for this rider varies based on individual characteristics, such as age(s) of the Insured(s), risk class and (except for unisex policies) sex of the Insured(s). The charge shown in the table may not be representative of the charge that a particular Policy Owner would pay. You may obtain more information about the rider charge for a particular Insured(s) by contacting your registered representative.

ANNUAL INVESTMENT FUND OPERATING EXPENSES

The next table describes the Investment Fund fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. The table shows the minimum and maximum total operating expenses charged by the Investment Funds for the fiscal year ended December 31, 2005, before and after any contractual fee waivers and expense reimbursements. Expenses of the Investment Funds may be higher or lower in the future. More detail concerning each Investment Fund's fees and expenses is contained in the table that follows and in the prospectus for each Investment Fund.

                                                                     Minimum Maximum
------------------------------------------------------------------------------------
Total Annual Investment Fund Operating Expenses
  (expenses that are deducted from Investment Fund assets, including
  management fees and other expenses)...............................   .29%   8.27%
Net Total Annual Investment Fund Operating Expenses
  (net of any contractual fee waivers and expense reimbursements)*..   .28%   1.30%

       * The range of Net Total Annual Investment Fund Operating Expenses takes into account contractual arrangements for certain Investment Funds that require the investment adviser to reimburse or waive Investment Fund operating expenses until April 30, 2007, as described in more detail below.

INVESTMENT FUND EXPENSES

Annual Investment Fund Operating Expenses for the period ended December 31, 2005 (anticipated Annual Investment Fund Operating Expenses for 2006 for the Loomis Sayles Global Markets Portfolio and the MFS Emerging Markets Equity Portfolio), as a percentage of average net assets, before and after any fee waivers and expense reimbursements, were as follows:

                                                                                                      Net Total
                                                                                                        Annual
                                                                                                       Expenses
                                                                               Fee                    Including
                                                                             Waivers                     Net
                                                                    Gross      and                     Expenses
                                            Manage-                 Total    Expense   Net Total      of Under-
                                             ment    Other   12b-1  Annual  Reimburse-   Annual         lying
                                             Fees   Expenses Fees  Expenses   ments    Expenses/1/   Portfolios/1/
------------------------------------------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
  (CLASS A SHARES)
 Goldman Sachs Mid-Cap Value Portfolio        .73%     .06%   .00%    .79%      .00%       .79%/2/
 Harris Oakmark International Portfolio       .82%     .13%   .00%    .95%      .00%       .95%/2/
 Janus Aggressive Growth Portfolio            .67%     .05%   .00%    .72%      .00%       .72%/2/
 Lazard Mid-Cap Portfolio                     .70%     .10%   .00%    .80%      .00%       .80%/2,3/
 Legg Mason Value Equity Portfolio            .70%    7.57%   .00%   8.27%     7.47%       .80%/2,5/
 Loomis Sayles Global Markets Portfolio       .70%     .20%   .00%    .90%      .00%       .90%/2/
 Lord Abbett Bond Debenture Portfolio         .51%     .05%   .00%    .56%      .00%       .56%
 Lord Abbett Growth and Income Portfolio      .50%     .04%   .00%    .54%      .00%       .54%/3/
 Met/AIM Small Cap Growth Portfolio           .90%     .10%   .00%   1.00%      .00%      1.00%/2,4/
 MFS Emerging Markets Equity Portfolio       1.05%     .25%   .00%   1.30%      .00%      1.30%/2/
 MFS Research International Portfolio         .74%     .22%   .00%    .96%      .00%       .96%/2,4/
 Neuberger Berman Real Estate Portfolio       .67%     .03%   .00%    .70%      .00%       .70%/2/
 Oppenheimer Capital Appreciation Portfolio   .59%     .10%   .00%    .69%      .00%       .69%/2,4/

                                                                                                    Net Total
                                                                                                      Annual
                                                                                                     Expenses
                                                                             Fee                    Including
                                                                           Waivers                     Net
                                                                  Gross      and                     Expenses
                                          Manage-                 Total    Expense   Net Total      of Under-
                                           ment    Other   12b-1  Annual  Reimburse-   Annual         lying
                                           Fees   Expenses Fees  Expenses   ments    Expenses/1/   Portfolios/1/
----------------------------------------------------------------------------------------------------------------
 PIMCO Inflation Protected Bond Portfolio   .50%    .05%    .00%    .55%     .00%        .55%/2/
 PIMCO Total Return Portfolio               .50%    .07%    .00%    .57%     .00%        .57%/4/
 RCM Global Technology Portfolio            .92%    .27%    .00%   1.19%     .00%       1.19%/2,4/
 T. Rowe Price Mid-Cap Growth Portfolio     .75%    .07%    .00%    .82%     .00%        .82%/2/
 Third Avenue Small Cap Value Portfolio     .75%    .06%    .00%    .81%     .00%        .81%/2/
 Turner Mid-Cap Growth Portfolio            .80%    .11%    .00%    .91%     .00%        .91%/2/
 Van Kampen Comstock Portfolio              .63%    .05%    .00%    .68%     .00%        .68%/2,5/
 MetLife Defensive Strategy Portfolio       .10%    .05%    .00%    .15%     .05%        .10%/2,5/     .74%/6/
 MetLife Moderate Strategy Portfolio        .09%    .01%    .00%    .10%     .00%        .10%/2,5/     .76%/6/
 MetLife Balanced Strategy Portfolio        .06%    .01%    .00%    .07%     .00%        .07%/2,5/     .77%/6/
 MetLife Growth Strategy Portfolio          .07%    .01%    .00%    .08%     .00%        .08%/2,5/     .82%/6/
 MetLife Aggressive Strategy Portfolio      .10%    .02%    .00%    .12%     .02%        .10%/2,5/     .87%/6/
----------------------------------------------------------------------------------------------------------------

METROPOLITAN SERIES FUND, INC.
  (CLASS A SHARES)
 BlackRock Money Market Portfolio           .35%    .07%    .00%    .42%     .01%        .41%/7/
 Davis Venture Value Portfolio              .72%    .04%    .00%    .76%     .00%        .76%
 Harris Oakmark Focused Value Portfolio     .73%    .04%    .00%    .77%     .00%        .77%
 Jennison Growth Portfolio                  .64%    .05%    .00%    .69%     .00%        .69%
 MetLife Stock Index Portfolio              .25%    .04%    .00%    .29%     .01%        .28%/7/
 Western Asset Management U.S. Government
   Portfolio                                .54%    .07%    .00%    .61%     .00%        .61%
----------------------------------------------------------------------------------------------------------------

/1 /Net Total Annual Expenses do not reflect any expense reductions that certain Portfolios achieved as a result of directed brokerage arrangements.
/2/ Met Investors Advisory LLC ("Met Investors Advisory") and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that Net Total Annual Expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2007, the following percentages: .95% for the Goldman Sachs Mid-Cap Value Portfolio, 1.10% for the Harris Oakmark International Portfolio, .90% for the Janus Aggressive Growth Portfolio, .80% for the Lazard Mid-Cap Portfolio, .80% for the Legg Mason Value Equity Portfolio, .90% for the Loomis Sayles Global Markets Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.30% for the MFS Emerging Markets Equity Portfolio, 1.00% for the MFS Research International Portfolio, .90% for the Neuberger Berman Real Estate Portfolio, .75% for the Oppenheimer Capital Appreciation Portfolio, .65% for the PIMCO Inflation Protected Bond Portfolio, 1.10% for the RCM Global Technology Portfolio, .90% for the T. Rowe Price Mid-Cap Growth Portfolio, .95% for the Third Avenue Small Cap Value Portfolio, .95% for the Turner Mid-Cap Growth Portfolio, .80% for the Van Kampen Comstock Portfolio, .10% for the MetLife Defensive Strategy Portfolio, .10% for the MetLife Moderate

   Strategy Portfolio, .10% for the MetLife Balanced Strategy Portfolio, .10% for the MetLife Growth Strategy Portfolio and .10% for the MetLife Aggressive Strategy Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by Met Investors Advisory may, with the approval of the Trust's Board of Trustees, be repaid to Met Investors Advisory. Due to certain brokerage commission recaptures not shown in the table, actual Net Total Annual Expenses for the RCM Global Technology Portfolio were 1.10% for the year ended December 31, 2005./ /
/3/ Management Fees have been restated to reflect a new management fee schedule that became effective on December 19, 2005 for the Lazard Mid-Cap Portfolio and on January 1, 2006 for the Lord Abbett Growth and Income Portfolio.
/4/ Other Expenses reflect the repayment of fees previously waived and/or expenses previously paid by Met Investors Advisory under the terms of prior expense limitation agreements in the following amounts: .04% for the Met/AIM Small Cap Growth Portfolio, .05% for the MFS Research International Portfolio .05% for the Oppenheimer Capital Appreciation Portfolio, .01% for the PIMCO Total Return Portfolio and .14% for the RCM Global Technology Portfolio.
/5/ Expenses of the Legg Mason Value Equity Portfolio are annualized based on the Portfolio's November 1, 2005 start date. Expenses of the MetLife Defensive Strategy Portfolio, the MetLife Moderate Strategy Portfolio, the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio, the MetLife Aggressive Strategy Portfolio and the Van Kampen Comstock Portfolio are annualized from the Portfolios' May 1, 2005 start date.
/6/ This Portfolio is a "fund of funds" that invests substantially all of its assets in other Portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The total expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2005 were: .64% for the MetLife Defensive Strategy Portfolio, .66% for the MetLife Moderate Strategy Portfolio, .70% for the MetLife Balanced Strategy Portfolio, .74% for the MetLife Growth Strategy Portfolio and .77% for the MetLife Aggressive Strategy Portfolio. The gross total annual operating expenses of the Portfolios, including the total operating expenses of the underlying portfolios before any applicable fee waivers and expense reimbursements as of December 31, 2005, are: .79% for the MetLife Defensive Strategy Portfolio, .76% for the MetLife Moderate Strategy Portfolio, .77% for the MetLife Balanced Strategy Portfolio, .83% for the MetLife Growth Strategy Portfolio and .90% for the MetLife Aggressive Strategy Portfolio. Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory. Management Fees for the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio have been restated to reflect a new management fee schedule that became effective on May 1, 2005.
/7/ Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), and the Metropolitan Series Fund, Inc. have entered into an Expense Agreement under which MetLife Advisers will waive, for the period May 1, 2006 to April 30, 2007, the management fee payable by certain Portfolios in the following percentage amounts: .007% for the MetLife Stock Index Portfolio and .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock Money Market Portfolio.

   For information concerning compensation paid for the sale of the Policies, see "Distribution."

THE VARIABLE LIFE INSURANCE POLICY

The Policy provides for life insurance coverage on the Insured(s). It has a Accumulation Account Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance Policy, the value of your Policy will increase or decrease depending upon the investment experience of the Investment Funds you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying Investment Funds. To the extent you select any of the Investment Funds, you bear the investment risk. If your Accumulation Account Value less any loans, loan interest accrued, unpaid selection and issue expense charge due for the remainder of the first Policy year, and surrender charges and any partial withdrawal fee is insufficient to pay the monthly deductions, the Policy may terminate.

WHO SHOULD PURCHASE THE POLICY?

The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the Investment Funds. The Policy offers the following to individuals:

..  create or conserve one's estate;

..  supplement retirement income; and

..  access to funds through loans and surrenders.

REPLACING EXISTING INSURANCE

If you currently own a variable life insurance policy on the life of (one of) the Insured(s), you should consider whether the purchase of the Policy is appropriate.

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. The Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure any exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

PURCHASES

APPLICATION FOR A POLICY

In order to purchase a Policy, you must submit an application to us that requests information about (both of) the proposed Insured(s). In some cases, we will ask for additional information. We may request that the proposed Insured(s) provide us with medical records or a physician's statement, or submit to a complete paramedical examination.

PREMIUMS

Before coverage begins under a Policy, the application and the premium must be in good order as determined by our administrative rules. You may receive a copy of a Policy before that time for examination but there will be no coverage. The minimum initial premium we accept is computed for you based on the Face Amount you request. Insurance coverage begins under a Policy as of the Issue Date. Policy Anniversaries, Policy years and Policy months are measured from the Issue Date.

The Policy is designed for the payment of subsequent premiums after payment of the initial premium. You can establish planned annual premiums. Each premium after the initial premium must be at least $10. All premiums must be paid at our Service Office. The Policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

If you establish a schedule of planned premiums, we will send you billing notices for these premium payments. A failure to pay such a premium payment will not itself cause the Policy to lapse. However, at the end of the first Policy year, your total premium payments must be greater than or equal to the minimum initial annual premium amount as shown on the specifications page of your Policy.

UNSCHEDULED PREMIUMS

You can make additional unscheduled premium payments at any time while the Policy is in force. However, in order to preserve the favorable tax status of the Policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the Internal Revenue Code.

If MetLife Investors receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then MetLife Investors reserves the right to:

(1) refuse that premium payment, or

(2) require additional evidence of insurability before it accepts the premium.

Premiums can not be paid after the Insured attains age 100 with respect to the Single Life Policy, or after the younger Insured attains age 100 with respect to the Joint and Last Survivor Policy.

COMMUNICATIONS AND PAYMENTS

We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Service Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange -- even if due to our delay (such as a delay in answering your telephone call).

LAPSE AND GRACE PERIOD

During the first 5 Policy years, your Policy will not lapse even if the Cash Surrender Value of your Policy is insufficient to pay for the monthly deductions when:

.. the sum of all premiums paid on the Policy (reduced by any partial withdrawals and any outstanding loan balance) is at least equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date.

The No Lapse Monthly Premium is one twelfth of the No Lapse Annual Premium, which can be found on the specifications page of your Policy. The No Lapse Monthly Premium may be modified if you change your Face Amount, make a change in the premium class of the Insured(s) within 5 years of the Issue Date, or if there is an addition or deletion of a rider.

After the first 5 Policy years, lapse will occur if:

..  the Cash Surrender Value is not sufficient to cover the monthly deduction;
   and

..  a grace period expires without a sufficient premium payment.

When a Policy is about to terminate, the Policy provides a grace period in order for you to make a premium payment or a loan repayment to keep your Policy in force. The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value is insufficient to meet the next monthly deduction. We will notify you and any assignee of record of the amount of additional premium that must be paid to keep the Policy from terminating. If we do not receive the required amount within the grace period, the Policy will lapse and terminate without Accumulation Account Value.

Even if you pay the No Lapse Premium throughout the No Lapse Period, the Cash Surrender Value at the end of the No Lapse Period may be insufficient to keep the Policy in force unless an additional premium payment is made at that time. The additional premium required may be significantly higher than the No Lapse Premium. If you pay only the No Lapse Premium, you may be foregoing the advantage of potentially building up a significant Accumulation Account Value.

If the Insured with respect to the Single Life Policy (or Last Insured with respect to the Joint and Last Survivor Policy) dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.

REINSTATEMENT

If your Policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your Policy you must:

..  submit a written request for reinstatement;

.. submit proof satisfactory to us that the Insured is still insurable with respect to the Single Life Policy (or that both of the Insureds are still insurable with respect to the Joint and Last Survivor Policy) at the risk class that applies for the latest Face Amount portion then in effect (with respect to the Joint and Last Survivor Policy, if only one Insured is alive on the date the Policy lapsed, you need only submit proof for the living Insured);

.. pay a Net Premium large enough to cover the monthly deductions that were due at the time of lapse and 2 times the monthly deduction due at the time of reinstatement; and

.. pay an amount large enough to cover any loan interest due and unpaid at the time of lapse.

The reinstatement date is the date we approve the application for reinstatement. The Accumulation Account Value of your Policy on the reinstatement date is equal to:

..  the amount of any Policy loan reinstated;

.. increased by the Net Premiums paid at reinstatement, any Policy loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse;

.. decreased by any monthly deductions and loan interest due and unpaid at the time of lapse.

Upon reinstatement:

..  The Surrender Charge at the time of reinstatement will be the Surrender
   Charge in effect at the time of lapse. If only a portion of the coverage is reinstated then only the applicable portion of the Surrender Charge will be reinstated, and the Accumulation Account Value following reinstatement will be increased by the applicable portion of the Surrender Charge imposed at the time of lapse.

.. Following reinstatement, the No Lapse Period provision will again be applicable for any remaining portion of the No Lapse Period if sufficient premium is paid so that, as of the effective date of reinstatement, the sum of all premiums paid (reduced by any partial withdrawals and any outstanding loans), is greater than the No Lapse Monthly Premiums multiplied by the number of elapsed months since the Issue Date.

The Policy may not be reinstated if it has been surrendered or if the Insured, with respect to the Single Life Policy, or an Insured who was living at the time of lapse with respect to the Joint and Last Survivor Policy, dies before the reinstatement date. If a Policy is to be reinstated, it must be done prior to the Insured's (with respect to the Single Life Policy), or the younger Insured's (with respect to the Joint and Last Survivor Policy), Attained Age
100. There will be a full monthly deduction for the Policy month which includes the reinstatement date.

ALLOCATION OF PREMIUM

When we receive a premium from you, we deduct:

..  a Tax Charge for premium taxes and Federal taxes; and

..  a Sales Charge.

The premium less these charges is referred to as the Net Premium. Your Net Premium is allocated to the General Account or one or more of the Investment Funds, as selected by you.

When we issue you a Policy, we automatically allocate your initial Net Premium (and any other Net Premium received during the free look period) to the General Account and/or the Investment Funds in accordance with your selections requested in the application. For any chosen allocation, the percentages must be in whole numbers and currently, our practice is to require that a minimum percentage of 1% of Net Premium be allocated. This allocation is not subject to the transfer fee provision. If you are age 60 or older and allocate 100% of your initial Net Premium to the BlackRock Money Market Portfolio in order to obtain a refund of premiums should you cancel the Policy during the free look period, we will not automatically reallocate your Accumulation Account Value or your future premiums to the Investment Funds and/or the General Account at the end of the free look period. You must contact our Service Office in order to request a transfer or reallocation.

ACCUMULATION ACCOUNT VALUE OF YOUR POLICY

The Accumulation Account Value equals the sum of the amounts in the General Account, the Investment Funds you have selected, and the Loan Account.

Please see your Policy for information regarding the method we use to determine the Accumulation Account Value of premium allocated to the General Account.

METHOD OF DETERMINING ACCUMULATION ACCOUNT VALUE OF AN INVESTMENT FUND

The value of your Policy will go up or down depending upon the investment performance of the Investment Fund(s) you choose and the charges and deductions made against your Policy.

The Accumulation Account Value of the Investment Funds is determined for each Valuation Period. When we apply your initial premium to an Investment Fund on the Investment Start Date, the Accumulation Account Value equals the Net
Premium allocated to the Investment Fund, minus the monthly deduction(s) due from the Issue Date through the Investment Start Date. Thereafter, on each Valuation Date, the Accumulation Account Value in an Investment Fund will equal:

(1) The Accumulation Account Value in the Investment Fund on the preceding Valuation Date, multiplied by the Investment Fund's Net Investment Factor (defined below) for the current Valuation Period; plus

(2) Any Net Premium payments received during the current Valuation Period which are allocated to the Investment Fund; plus

(3) Any loan repayments allocated to the Investment Fund during the current Valuation Period; plus

(4) Any amounts transferred to the Investment Fund from the General Account or from another Investment Fund during the current Valuation Period; plus

(5) That portion of the interest credited on outstanding loans which is allocated to the Investment Fund during the current Valuation Period; minus

(6) Any amounts transferred plus any transfer charges from the Investment Fund to the General Account, Loan Account, or to another Investment Fund during the current Valuation Period (including any transfer charges); minus

(7) Any partial withdrawals from the Investment Fund during the current Valuation Period; minus

(8) Any withdrawal due to a pro-rata surrender from the Investment Fund during the current Valuation Period; minus

(9) Any withdrawal transaction charge or surrender charges incurred during the current Valuation Period attributed to the Investment Fund in connection with a partial withdrawal or pro-rata surrender; minus

(10)If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Investment Fund during the current Valuation Period to cover the Policy month which starts during that Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor measures the investment performance of an Investment Fund during a Valuation Period. The Net Investment Factor for each Investment Fund for a Valuation Period is calculated as follows:

(1) The value of the assets at the end of the preceding Valuation Period; plus

(2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4) Any amount charged against each Investment Fund for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by us to be properly attributable to the Investment Funds, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Investment Fund; minus

(5) The mortality and expense risk charge equal to a percentage of the average net assets for each day in the Valuation Period (see "Charges"); divided by

(6) The value of the assets at the end of the preceding Valuation Period.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a Policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the Policy to return any premiums paid which we have determined will cause the Policy to fail as life insurance. We also have the right to make changes in the Policy or to make a distribution to the extent we determine this is necessary to continue to qualify the Policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your Policy to become a Modified Endowment Contract (MEC) we will contact you prior to applying the premium to your Policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums. (See "Federal Tax Status" for further discussion of the Policy's qualification as a life insurance contract under the Code and the consequences of being a MEC.) If mandated under other applicable federal or state law, we also may be required to return a premium payment.

THE SEPARATE ACCOUNT AND THE INVESTMENT FUNDS

METLIFE INVESTORS AND THE SEPARATE ACCOUNT

MetLife Investors Insurance Company of California (MetLife Investors or the Company), is an indirect, wholly-owned subsidiary of MetLife, Inc., a publicly-traded company whose principal office is located at 200 Park Avenue, New York, New York 10166. We are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. We established MetLife Investors Variable Life Account Five (the Separate Account) to hold certain assets that underlie the Policies. The assets of the Separate Account are held in our name on behalf of the Separate Account and are not chargeable with liabilities arising out of any other business we may conduct. All income, gains, and losses (realized or unrealized) resulting from those assets are credited to or against the Separate Account without regard to our other income, gains and losses. We are obligated to pay all benefits under the Policies.

For Policies issued on or before December 31, 2002, General American Life Insurance Company, the former parent of MetLife Investors, agreed to ensure that MetLife Investors will have sufficient funds to meet its obligations under the Policies. In the event an Owner or Beneficiary of such a Policy presents a legitimate claim for payment, General American Life Insurance Company will pay such claim directly to the Owner or Beneficiary if MetLife Investors is unable to make such payment. This guarantee is enforceable against General American Life Insurance Company directly without any requirement that the Policy Owner or Beneficiary first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life Insurance Company, its successors or assigns and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life Insurance Company's rating.

There are currently 31 Investment Funds available in connection with the Policy we are offering here. The Investment Funds are offered through two open-end, diversified management investment companies: (1) Met Investors Series Trust and
(2) Metropolitan Series Fund, Inc.

PURCHASERS SHOULD READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING. COPIES OF THE PROSPECTUSES FOR THE INVESTMENT FUNDS WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR POLICY. YOU CAN OBTAIN COPIES OF THE

FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA, SERVICE OFFICE, P.O. BOX 355, WARWICK, RI 02887-0355,
(877) 357-4419. CERTAIN PORTFOLIOS CONTAINED IN THE INVESTMENT FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR POLICY.

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers or sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers or sub-advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Funds have the same investment advisers or sub-advisers.

An Investment Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. An Investment Fund may not experience similar performance as its assets grow.

Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the Metropolitan Series Fund, Inc. Met Investors Advisory and MetLife Advisers have each engaged sub-advisers to provide investment advice and make day-to-day investment decisions for the individual portfolios. The sub-adviser and investment objective of each of the Investment Funds available under the Policy are as follows:

MET INVESTORS SERIES TRUST                   ADVISER: MET INVESTORS ADVISORY LLC

Investment Fund                            Sub-Adviser             Investment Objective
----------------------------------------------------------------------------------------------------------------

Goldman Sachs Mid-Cap Value Portfolio      Goldman Sachs Asset     Long-term capital appreciation.
                                           Management, L.P.

Harris Oakmark International Portfolio     Harris Associates L.P.  Long-term capital appreciation.

Janus Aggressive Growth Portfolio          Janus Capital           Long-term growth of capital.
                                           Management LLC

Lazard Mid-Cap Portfolio (formerly Met/AIM Lazard Asset            Long-term capital appreciation.
Mid Cap Core Equity Portfolio)             Management LLC/1/

Legg Mason Value Equity Portfolio          Legg Mason Capital      Long-term growth of capital.
                                           Management, Inc.

Loomis Sayles Global Markets Portfolio     Loomis, Sayles &        High total investment return through a
                                           Company, L.P.           combination of capital appreciation and total
                                                                   return.

Lord Abbett Bond Debenture Portfolio       Lord, Abbett & Co. LLC  High current income and the opportunity for capital appreciation to produce a high total
                                                                   return.

Lord Abbett Growth and Income Portfolio    Lord, Abbett & Co. LLC  Growth of capital and current income without excessive fluctuations in market
                                                                   value.

Met/AIM Small Cap Growth Portfolio         A I M Capital           Long-term growth of capital.
                                           Management, Inc.

MFS Emerging Markets Equity Portfolio      Massachusetts Financial Capital appreciation.
                                           Services Company

MFS Research International Portfolio       Massachusetts Financial Capital appreciation.
                                           Services Company

Investment Fund                            Sub-Adviser            Investment Objective
----------------------------------------------------------------------------------------------------------------

Neuberger Berman Real Estate Portfolio     Neuberger Berman       Total return through investment in real estate
                                           Management Inc.        securities, emphasizing both capital
                                                                  appreciation and current income.

Oppenheimer Capital Appreciation Portfolio OppenheimerFunds, Inc. Capital appreciation.

PIMCO Inflation Protected Bond Portfolio   Pacific Investment     Maximum real return, consistent with
                                           Management Company     preservation of capital and prudent
                                           LLC                    investment management.

PIMCO Total Return Portfolio               Pacific Investment     Maximum total return, consistent with the
                                           Management Company     preservation of capital and prudent
                                           LLC                    investment management.

RCM Global Technology Portfolio            RCM Capital            Capital appreciation; no consideration is
                                           Management LLC         given to income.

T. Rowe Price Mid-Cap Growth Portfolio     T. Rowe Price          Long-term growth of capital.
                                           Associates, Inc.

Third Avenue Small Cap Value Portfolio     Third Avenue           Long-term capital appreciation.
                                           Management LLC

Turner Mid-Cap Growth Portfolio            Turner Investment      Capital appreciation.
                                           Partners, Inc.

Van Kampen Comstock Portfolio              Morgan Stanley         Capital growth and income.
                                           Investment Management,
                                           Inc. dba Van Kampen
                                           Asset Management

MetLife Defensive Strategy Portfolio       N/A                    A high level of current income with growth
                                                                  of capital a secondary objective.

MetLife Moderate Strategy Portfolio        N/A                    High total return in the form of income and
                                                                  growth of capital, with a greater emphasis on
                                                                  income.

MetLife Balanced Strategy Portfolio        N/A                    A balance between a high level of current
                                                                  income and growth of capital with a greater
                                                                  emphasis on growth of capital.

MetLife Growth Strategy Portfolio          N/A                    Growth of capital.

MetLife Aggressive Strategy Portfolio      N/A                    Growth of capital.

METROPOLITAN SERIES FUND, INC.                    ADVISER: METLIFE ADVISERS, LLC

Investment Fund                        Sub-Adviser              Investment Objective
------------------------------------------------------------------------------------------------------------

BlackRock Money Market Portfolio/2/    BlackRock Advisors, Inc. High level of current income consistent with preservation of capital.

Davis Venture Value Portfolio          Davis Selected Advisers, Growth of capital.
                                       L.P./3/

Harris Oakmark Focused Value Portfolio Harris Associates L.P.   Long-term capital appreciation.

Jennison Growth Portfolio              Jennison Associates LLC  Long-term growth of capital.

MetLife Stock Index Portfolio          Metropolitan Life        To equal the performance of the Standard &
                                       Insurance Company        Poor's 500 Composite Stock Price Index.

Investment Fund                           Sub-Adviser           Investment Objective
----------------------------------------------------------------------------------------------------------

Western Asset Management U.S. Government  Western Asset         Maximize total return consistent with
Portfolio (formerly Salomon Brothers U.S. Management Company/4/ preservation of capital and maintenance of
Government Portfolio)                                           liquidity.
----------------------------------------------------------------------------------------------------------

/1/ Prior to December 19, 2005, AIM Capital Management, Inc. was the sub-adviser to this Portfolio.
/2/ An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the Sub-Account investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.
/3/ Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.
/4/ Prior to May 1, 2006, Salomon Brothers Asset Management Inc was the sub-adviser to this Portfolio.

Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT FUNDS

We do not receive compensation from any of the advisers or sub-advisers of any of the Portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the Portfolios. However, we and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers, MetLife Advisers and Met Investors Advisory, which are formed as limited liability companies. Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an Investment Fund. We may benefit accordingly from assets allocated to the Investment Funds to the extent they result in profits to the advisers. (See "Fee Tables -- Annual Investment Fund Operating Expenses" for information on the management fees paid to the advisers and the Statement of Additional Information for the Investment Funds for information on the management fees paid by the adviser to sub-advisers.) Additionally, an investment adviser or sub-adviser of an Investment Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliate) with increased access to persons involved in the distribution of the Policies.

SELECTION OF THE INVESTMENT FUNDS

We select the Investment Funds offered through the Policy based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Fund's adviser or sub-adviser is one of our affiliates or whether the Investment Fund, its adviser, it sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Investment Fund, the Investment Fund's adviser, or its distributor. In some cases, we have included Investment Funds based on recommendations made by selling firms through which the Policy is sold. We review the Investment Funds periodically and may remove an Investment Fund or limit its availability to new premium payments and/or transfers of Accumulation Account Value if we determine that the Investment Fund no longer meets one or more of the selection criteria, and/or if the Investment Fund has not attracted significant allocations from Policy Owners. We do not provide investment advice and do not recommend or endorse any particular Investment Fund.

SUBSTITUTION AND LIMITATIONS ON FURTHER INVESTMENTS

We may, without your consent, add additional Investment Funds that may have different fees and expenses. You may be permitted to allocate additional premium payments and/or transfer Accumulation Account Value to the additional Investment

Fund(s). However, the right to make any allocation or transfer will be limited by any terms and conditions in effect at the time of the allocation or transfer.

If investment in the Investment Funds or a particular Investment Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Investment Fund or Investment Funds without your consent. The substituted Investment Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Funds to allocations of premiums or Accumulation Account Value, or both, at any time in our sole discretion.

If automatic allocations (such as dollar cost averaging or portfolio rebalancing) are being made to an Investment Fund that is closed, and if you do not give us other instructions, then any amounts that would have gone into the closed Investment Fund will be allocated the BlackRock Money Market Portfolio.

In addition, we may decide to operate the Separate Account as a management company under the Investment Company Act of 1940, deregister the Separate Account under that Act in the event registration is no longer required, combine the Separate Account with other separate accounts, or transfer Separate Account assets to other separate accounts.

VOTING

In accordance with our view of present applicable law, we will vote the shares of the Investment Funds at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. We will vote shares we own in the same proportion as we vote shares for which we have received instructions. The Funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The voting interests of an Owner in the Funds will be determined as follows:
Owners may cast one vote for each $100 of Account Value of a Policy which is allocated to an Investment Fund on the record date. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by us not more than sixty (60) days prior to the meeting of the Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner having such a voting interest will receive periodic reports relating to the Investment Funds in which he or she has an interest, proxy material and a form with which to give such voting instructions.

TRANSFERS

At your request to our Service Office, we will transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to and from the General Account (subject to restrictions). The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500), or the total value in an Investment Fund or the General Account. You can make twelve transfers or partial withdrawals in a Policy year without charge. We may charge a transfer fee of $25 for additional transfers in a Policy year. Transfers resulting from Policy loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy year.

The maximum amount you can transfer from the General Account in any Policy year is the greater of:

(a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy year, or

(b) the previous Policy year's General Account maximum withdrawal amount, not to exceed the total Cash Surrender Value of the Policy.

We are not currently imposing these restrictions, but we reserve the right to do so.

Frequent requests from Policy Owners to transfer Accumulation Account Value may dilute the value of an Investment Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Investment Fund and the reflection of that change in the Investment Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Funds and may disrupt portfolio management strategy, requiring an Investment Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Funds, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (E.G., beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Funds (I.E., the Harris Oakmark International Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS Emerging Markets Equity Portfolio, MFS Research International Portfolio and Third Avenue Small Cap Value Portfolio) and we monitor transfer activity in those Investment Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Investment Fund, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Accumulation Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Investment Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Investment Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Funds, we rely on the underlying Investment Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we require all future transfer requests to or from any Monitored Portfolios or other identified Investment Funds under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. Transfers made under the dollar cost averaging or rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Funds that we believe are susceptible to arbitrage trading or the determination of transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Investment Funds and there are no arrangements in place to permit any Policy Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Investment Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Policy Owners and other persons with interests in the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Investment Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Investment Fund or its principal underwriter that will obligate us to provide to the Investment Fund promptly upon request certain information about the trading activity of individual Policy Owners, and (2) execute instructions from the Investment Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent trading policies established by the Investment Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that some Investment Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Funds (and thus Policy Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Investment Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Policy Owner). You should read the Investment Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging is a program which enables you to allocate specified dollar amounts from the BlackRock Money Market Portfolio to other Investment Funds on a monthly basis. By allocating amounts on a monthly basis, you may be less susceptible to the impact of market fluctuations.

Dollar cost averaging may be selected by completing the proper forms. The minimum transfer amount is $100. The minimum amount that can be allocated to an Investment Fund is 5% of the amount transferred. You can elect to participate in this program at any time by properly completing the dollar cost averaging election form.

Dollar cost averaging will terminate when any of the following occurs:

1) the value of the BlackRock Money Market Portfolio is completely depleted; or

2) you request termination in writing.

There is no current charge for dollar cost averaging but we reserve the right to charge for this program in the future. Transfers made under dollar cost averaging do not count against the total of 12 transfers allowed without charge in a Policy year. Dollar cost averaging cannot be used simultaneously with the portfolio rebalancing program.

PORTFOLIO REBALANCING

Over time, the funds in the General Account and the Investment Funds will accumulate at different rates as a result of different investment returns. You may direct us to automatically restore the balance of the Accumulation Account Value in the General Account and in the Investment Funds to the percentages determined in advance. There are two methods of rebalancing available -- periodic and variance.

PERIODIC REBALANCING. Under this option you elect a frequency (monthly, quarterly, semiannually or annually), measured from the Policy Anniversary. On each date elected, we will rebalance the Investment Funds and/or General Account to reallocate the Accumulation Account Value according to the investment percentages you elected.

VARIANCE REBALANCING. Under this option you elect a specific allocation percentage for the General Account and each Investment Fund. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific Investment Funds and/or the General Account from being rebalanced. On each Monthly Anniversary we will review the current balances to determine whether any Investment Fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage. If any Investment Fund is outside of the variance range, we will generate transfers to rebalance all of the specified Investment Funds and/or the General Account back to the predetermined percentages.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy year before a charge is applied.

You may elect either method of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in force Policy, or may cancel it, by submitting a change form acceptable to us.

We reserve the right to suspend portfolio rebalancing at any time on any class of policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy year in accordance with our administrative rules. Portfolio rebalancing cannot be used simultaneously with the dollar cost averaging program.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios, each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the MetLife asset allocation portfolios.

MetLife Defensive Strategy Portfolio
MetLife Moderate Strategy Portfolio
MetLife Balanced Strategy Portfolio
MetLife Growth Strategy Portfolio
MetLife Aggressive Strategy Portfolio

Each Portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each Portfolio invests substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each Portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a Portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each Portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the Portfolios will be rebalanced to their previously established target allocations. (See the Investment Fund prospectuses for a description of the target allocations.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the Portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each Portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

DEATH BENEFIT

The amount of the death benefit depends on:

..  the Face Amount of your Policy;

.. the death benefit option in effect at the time of the Insured's death with respect to the Single Life Policy (or, with respect to the Joint and Last Survivor Policy, the Last Insured's death); and

..  under some circumstances the Accumulation Account Value of your Policy.

The actual amount we will pay the Beneficiary will be reduced by any Indebtedness, cost of insurance and any other charges that may be due.

The minimum face amount of insurance that we offer is $250,000 with respect to the Single Life Policy or, with respect to the Joint and Last Survivor Policy, $100,000. (For Single Life Policies issued before July 20, 2005, the minimum face amount is $50,000.) The initial Face Amount and the death benefit option in effect on the Issue Date are shown on the specifications page of your Policy. There are three death benefit options available under your Policy.

OPTION A. The amount of the death benefit under Option A is the greater of:

..  the Face Amount; or

.. the Accumulation Account Value of your Policy on the date of the Insured's death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy) multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100" with respect to the Single Life Policy and, with respect to the Joint and Last Survivor Policy, in the "Applicable Percentage of Accumulation Account Value Table For Younger Insureds Less than Age 100", shown below.

OPTION B. The amount of the death benefit under Option B is the greater of:

.. the Face Amount plus the Accumulation Account Value of your Policy on the date of the Insured's death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy); or

.. the Accumulation Account Value of your Policy on the date of the Insured's death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100", with respect to the Single Life Policy and, with respect to the Joint and Last Survivor Policy, in the "Applicable Percentage of Accumulation Account Value Table For Younger Insureds Less than Age 100", shown below.

                               Single Life Policy
                    ---------------------------------------------------------
                    Applicable Percentage of Accumulation Account Value Table
                         For Insureds Less Than Age 100
                    ---------------------------------------------------------
                                                  Policy Accumulation
                                                  Account Value
                    Insured Person's Age          Multiple Percentage
                    ---------------------------------------------------------
                        40 or under                      250%
                        45                               215%
                        50                               185%
                        55                               150%
                        60                               130%
                        65                               120%
                        70                               115%
                        75 to 90                         105%
                        95 to 99                         101%

                         Joint and Last Survivor Policy
                ---------------------------------------------------------
                Applicable Percentage of Accumulation Account Value Table
                     For Younger Insureds Less Than Age 100
                ---------------------------------------------------------
                                                  Policy Accumulation
                                                  Account Value
                Younger Insured Person's Age      Multiple Percentage
                ---------------------------------------------------------
                        40 or under                      250%
                        45                               215%
                        50                               185%
                        55                               150%
                        60                               130%
                        65                               120%
                        70                               115%
                        75 to 90                         105%
                        95 to 99                         101%

For ages that are not shown in this table the applicable percentage multiples will decrease by a ratable portion for each full year.

OPTION C. The amount of the death benefit under Option C is the greater of:

..  the Face Amount; or

.. the Accumulation Account Value of your Policy on the date of the Insured's death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy) multiplied by the applicable factor from the Table of Attained Age Factors shown in your Policy.

If your Policy is in force after the Insured's Attained Age is 100 with respect to the Single Life Policy (or after the Younger Insured's Attained Age 100 with respect to the Joint and Last Survivor Policy), then the Death Benefit will be 101% of the Policy's Accumulation Account Value unless the state where your Policy was issued provides otherwise.

So long as the Policy remains in force, prior to the Insured's Attained Age 100 with respect to the Single Life Policy (or the younger Insured's Attained Age 100 with respect to the Joint and Last Survivor Policy), the minimum death benefit will be at least the current Face Amount.

At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the death proceeds. You can change your Beneficiary unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.

CHANGE OF DEATH BENEFIT

If the Policy was issued with either death benefit Option A or death benefit Option B, the death benefit option may be changed. A Policy issued under death benefit Option C may not be changed for the entire lifetime of the Policy. Similarly, a Policy issued under either death benefit Option A or B may not change to death benefit Option C for the lifetime of the Policy. A request for change must be made to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request.

A death benefit Option A Policy may be changed to have death benefit Option B. The Face Amount will be decreased to equal the death benefit less the Accumulation Account Value on the Effective Date of the change. Satisfactory evidence of insurability as of the date of the change must be submitted to us in connection with a request for a change from death benefit Option A to death benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount. A Surrender Charge will apply to any decrease in Face Amount. (See "Charges.")

A death benefit Option B Policy may be changed to have death benefit Option A. The Face Amount will be increased to equal the death benefit on the Effective Date of the change.

You may make a change in death benefit option only after the first Policy year, and only if you have not made another Policy change during the Policy year. A change in death benefit option may have Federal income tax consequences.

CHANGE IN FACE AMOUNT

Subject to certain limitations set forth below, you may decrease (or increase with respect to the Single Life Policy) the Face Amount of a Policy once each Policy year after the first Policy year if you have not made another Policy change during the Policy year. A written request is required for a change in the Face Amount. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. A change in the Face Amount of a Policy may have Federal income tax consequences.

Any change in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by us. The amount of a requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount. The decrease for the Single Life Policy will reduce the Face Amount as follows: (a) the Face Amount provided by the most recent increase; (b) Face Amounts provided by the next most recent increases, successively; and (c) the Face Amount when the Policy was issued. A Surrender Charge will apply to any decrease in Face Amount. (See "Charges.") If you decrease the Face Amount and the Policy does not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited or the Accumulation Account Value may be returned to you (at your election), to the extent necessary to meet these requirements.

With respect to the Single Life Policy, if you want to increase the Face Amount, you must submit proof that the Insured is insurable by our standards on the date the requested increase is submitted and the Insured must have an Attained Age not greater than age 80 on the Policy anniversary that the increase will become effective. An increase must be for at least $5,000.

You can cancel an increase in Face Amount within 20 days (30 days if you are age 60 or over) after you receive the new Policy specifications page for the increase. The monthly deductions associated with the increase will be restored to the Policy's Accumulation Account Value. This amount will be allocated to the General Account and the Investment Funds in the same manner as it was deducted. The request to cancel the increase must be in writing.

ACCESS TO YOUR MONEY

POLICY LOANS

We will loan money to you at the loan interest rate we establish. The request by you for a loan must be in writing. We will process your loan request upon receipt at our Service Office.

You may borrow an amount up to the loan value of the Policy. The loan value is:

.. the Accumulation Account Value of the Policy at the date of the loan request; less

..  interest to the next loan interest due date; less

..  anticipated monthly deductions to the next loan interest due date; less

..  any existing loan; less

..  any surrender charge; plus

.. interest expected to be earned on the loan balance to the next loan interest due date.

The minimum amount that you can borrow is $500. The loan may be completely or partially repaid at any time while the Insured is living with respect to the Single Life Policy, or, with respect to the Joint and Last Survivor Policy, while either Insured is living. When a Policy loan is made, we will deduct Accumulation Account Value from your Policy equal to the amount of the loan, plus interest due and place it in the Loan Subaccount as security for the loan. This Accumulation Account Value amount is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy loan ("the borrowing rate"). The Accumulation Account Value that we use as security will accrue interest daily at an annual earnings rate of 4%.

Unless the Owner requests a different allocation, the Accumulation Account Value amount used as security for the loan will be transferred from the Investment Funds and the General Account on a pro-rata basis to the Loan Account. This will reduce the Policy's Accumulation Account Value in the General Account and the Investment Fund(s). These transactions will not be considered transfers for purposes of the limitations on transfers between Investment Funds or to or from the General Account.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values because the values transferred to the Loan Account will not share in the investment results of the Investment Funds while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Funds and/or the General Account, the values and benefits under the Policy will be reduced as a result of the loan. In addition, if the Indebtedness exceeds the Accumulation Account Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See "Purchases -- Lapse and Grace Period".) A lapse of the Policy with a loan outstanding may have Federal income tax consequences (see "Federal Tax Status").

Interest credited to the Accumulation Account Value held in the Loan Subaccount as security for the loan will be allocated on Policy anniversaries to the General Account and the Investment Funds. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

Policy loans may have Federal income tax consequences, in particular, Policy loans outstanding after the tenth Policy year (see "Federal Tax Status").

LOAN INTEREST CHARGED

The maximum borrowing rate we may charge for a Policy loan is as follows:

                        For Loans          Annual
                        Outstanding During Interest Rate
                        ------------------ -------------
                        Policy Years 1-10      4.50%
                        Policy Years 11-20     4.25%
                        Policy Years 21+       4.15%

The current borrowing rate is 4.50% in Policy years 1-10, 4.25% in Policy years 11-20, and 4.00% in Policy year 21 and thereafter.

Policy loan interest is due and payable annually on each Policy anniversary. However, if the Policy is terminated, the loan is repaid in full, or the loan plus loan interest accrued exceeds the Cash Surrender Value, accrued loan interest will be due at that time. If you do not pay the interest when it is due, the unpaid loan interest will be deducted from the General Account and the Investment Funds on a pro-rata basis and added to the outstanding Indebtedness in the Loan Account as of the due date. You will be charged interest at the same rate as the rest of the Indebtedness. Loan interest is payable in arrears.

SECURITY

The Policy will be the only security for the loan.

REPAYING POLICY DEBT

You may repay the loan at any time prior to the death of the Insured with respect to the Single Life Policy (or, with respect to the Joint and Last Survivor Policy, the death of the Last Insured) and as long as the Policy is in force. Any Indebtedness outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be allocated to the General Account and the Investment Funds based on how the Accumulation Account Value used for security was allocated. Unpaid loans and loan interest will be deducted from any settlement of your Policy.

Any payments received from you will be applied as premiums, unless you clearly request in writing that it be used as repayment of Indebtedness. We will process your loan repayment upon receipt at our Service Office.

PARTIAL WITHDRAWALS

After the first Policy year, upon written request to us, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal after 12, we may impose a $25 fee. We will process your partial withdrawal request upon receipt at our Service Office. A partial withdrawal may be subject to a surrender charge and have Federal income tax consequences.

The minimum amount of a partial withdrawal request, net of any applicable fees and surrender charges, is the lesser of:

a) $500 from an Investment Fund or the General Account; or

b) the Policy's Accumulation Account Value in an Investment Fund or the General Account.

Partial withdrawals made during a Policy year are subject to the following limitations. The maximum amount that may be withdrawn from an Investment Fund each Policy year is the Policy's Accumulation Account Value net of any applicable surrender charges and fees in that Investment Fund. The total partial withdrawals and transfers from the General Account over the Policy year may not exceed a maximum amount equal to the greater of the following:

(1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy year; or

(2) the previous Policy year's maximum amount.

We are not currently imposing these restrictions, but we reserve the right to do so.

You may allocate the amount withdrawn plus any applicable surrender charges and fees, subject to the above conditions, among the Investment Funds and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Account Value in the Loan Account, on the date of the partial withdrawal. If the limitations on withdrawals from the General Account will not permit this pro-rata allocation, you will be requested to provide an alternate allocation.

No amount may be withdrawn that would result in there being insufficient Accumulation Account Value to meet any surrender charge and applicable fees that would be payable immediately following the withdrawal upon the surrender of the remaining Accumulation Account Value.

The death benefit will be affected by a partial withdrawal, unless the withdrawal is made under the terms of an anniversary partial withdrawal rider. If death benefit Option A or death benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge. The Surrender Charge will be allocated among the General Account and the Investment Funds in the same proportion that the partial withdrawal was allocated among the General Account and the Investment Funds. If the death benefit is based on a percentage of the Accumulation Account Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge and fees exceeds the difference between the death benefit and the Face Amount. For the Single Life Policy, the Face Amount will be decreased in the following order: (1) the Face Amount at issue, excluding riders; and (2) any increases in the same order in which they were issued. If death benefit Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal (excluding riders) may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. We may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.

PRO-RATA SURRENDER

After the first Policy year, upon written request to us, you can make a Pro-Rata Surrender of the Policy. We will process your Pro-Rata Surrender request upon receipt at our Service Office. The Pro-Rata Surrender will reduce the Face Amount and the Accumulation Account Value by a percentage chosen by you. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. The percentage will be applied to the Face Amount and the Accumulation Account Value on the Monthly Anniversary on or following our receipt of the request. For the Single Life Policy, the decrease will reduce the Face Amount in the following order:

(a) the Face Amount provided by the most recent increase;

(b) Face Amounts provided by the next most recent increases, successively; and

(c) the Face Amount when the Policy was issued.

You may allocate the amount of decrease in Accumulation Account Value plus any applicable surrender charge and fees among the Investment Funds and the General Account. If no allocation is specified, then the decrease in Accumulation Account Value and any applicable surrender charge and fees will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Account Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to you for the amount of Accumulation Account Value reduction less any applicable surrender charges and fees.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy.

FULL SURRENDERS

To effect a full surrender, either the Policy must be returned to us along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from us. We will process your surrender request upon receipt of this documentation at our Service Office. Upon surrender, we will pay the Cash Surrender Value to you in a single sum. We will determine the Cash Surrender Value as of the date that we receive your written request at our Service Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Insured (or, with respect to the Joint and Last Survivor Policy, the Last Insured) must be living at the time of a surrender. A surrender may have Federal income tax consequences. See "Federal Tax Status." If you surrender the Policy within the first few years after its purchase or, for the Single Life Policy, within the first few years after an increase in Face Amount, there may be little or no Cash Surrender Value after the deduction of surrender charges.

OTHER INFORMATION

THE GENERAL ACCOUNT

We own the assets in our General Account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the General Account's assets.

While your Policy provides for limitations on allocations to the General Account, our current practice is not to limit allocations to the General Account.

We have not registered the General Account or any interests therein with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the General Account.

DISTRIBUTION

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the Policies. We and Distributor have entered into selling agreements with other affiliated and unaffiliated broker-dealers ("selling firms") for the sale of the Policies. We pay compensation to Distributor for sales of the Policies by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the Policies. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

All selling firms receive commissions. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor currently pay selling firms first-year commissions of up to 90% of a multiple of Target Premiums and 3.0% of a multiple of excess Target Premiums paid in Policy year 1. In renewal years, the commissions will equal up to 3.0% of premiums paid in Policy years 2-10 and 2.0% in Policy years 11 and beyond.

We and Distributor may enter into preferred distribution arrangements with selected selling firms, under which we and Distributor pay additional compensation, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable annuity and insurance products (including the Policies). Introduction fees are payments to selling firms in connection with the addition of these variable products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer these products. Persistency payments are periodic payments based on account and/or cash values of these variable products. Preferred status fees are paid to obtain preferred treatment of these products in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

These preferred distribution arrangements are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. We and Distributor have entered into preferred distribution arrangements with our affiliates Tower Square Securities, Inc. and Walnut Street Securities, Inc., and with the unaffiliated selling firms listed in the Statement of Additional Information. We and Distributor may enter into similar arrangements with our other affiliates New England Securities Corporation and Metropolitan Life Insurance Company. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms or their representatives with an incentive to favor sales of the Policies over other variable insurance policies (or other investments) with respect to which the selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to Owners or the Separate Account.

The Statement of Additional Information contains additional information about the compensation paid for sale of the Policies.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone any payments or transfers from the Separate Account for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted as determined by the SEC;

3) an emergency exists as determined by the SEC as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the General Account for not more than 6 months. If we defer payment for 30 days or more, we will pay interest at the rate of 2.50% per year for the period of deferment. No payment from the General Account to pay premiums on the Policy will be deferred.

OWNERSHIP

OWNER. The Insured is the Owner of the Single Life Policy (and the Insureds jointly are the Owner of the Joint and Last Survivor Policy) unless another person or entity is shown as the Owner in the application. The Owner is entitled to all rights provided by the Policy. If there is more than one Owner at a given time, all Owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not the Insured with respect to the Single Life Policy (or with respect to the Joint and Last Survivor Policy, is not one or both of the Insureds), the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint Owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. You can name a contingent Beneficiary prior to the death of the Insured with respect to the Single Life Policy (or, the death of the Last Insured, with respect to the Joint and Last Survivor Policy).
Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Insured dies with respect to the Single Life Policy or, before the Last Insured dies, with respect to the Joint and Last Survivor Policy. If there is an irrevocable Beneficiary, all Policy changes except premium allocations and transfers require the consent of the Beneficiary.

Primary and contingent Beneficiaries are as named in the application, unless you make a change. To change a Beneficiary, you must submit a written request to us. We may require the Policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it. If you are also the Beneficiary at the time of the Insured's death, you may designate some other person to receive the proceeds of the Policy within 60 days after the Insured's death.

One or more irrevocable Beneficiaries may be named.

If a Beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any Beneficiary.

Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

ASSIGNMENT. You can assign the Policy. A copy of any assignment must be filed with our Service Office. We are not responsible for the validity of any assignment. If you assign the Policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our Service Office. This may be a taxable event. You should consult a tax adviser if you wish to assign the Policy.

CONVERSION RIGHTS

While the Policy is in force, you have a one time right during the first two Policy years to transfer all of the Accumulation Account Value from the Investment Funds to the General Account.

If, at any time during the first two Policy years, you request in writing the transfer of the value held in the Investment Funds to the General Account and you indicate that you are making this transfer in exercise of your conversion rights, the transfer will not be subject to a transfer charge or transfer limits, if any. At the time of such transfer, there will not be any effect on the Policy's death benefit, Face Amount, net amount at risk, rate class, or Issue Age.

If you exercise your one time conversion right, we will automatically allocate all future Net Premiums to the General Account.

ADDITIONAL BENEFITS

Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general, and the Policy rider should be consulted. The rider benefits available with the Policies provide fixed benefits that do not vary with the investment experience of the Separate Account. The cost of any additional riders will be determined in accordance with the rider and shown on the specifications page of your Policy and will be deducted as part of the monthly deduction from the Policy's Accumulation Account Value. (See
"Charges -- Charge for Additional Benefit Riders".) Certain restrictions may apply and are described in the applicable rider.

The term riders discussed below permit you, by purchasing term insurance, to increase your insurance coverage. Term riders have no surrenderable Accumulation Account Value. If you seek to reduce the overall cost of your insurance protection, it is generally to your economic advantage to include a portion of your insurance coverage under a Supplemental Coverage Term Rider. Current charges for the Rider are lower than for the base Policy in the first ten Policy years.

Reductions in or elimination of term rider coverage do not trigger a surrender charge, and use of a term rider generally reduces sales compensation. Because the term insurance riders don't have surrender charges, a Policy providing insurance coverage with a combination of base Policy and term rider will have a lower maximum surrender charge than a Policy with the same amount of insurance coverage provided solely by the base Policy. However, like the cost of coverage under the Policy, charges deducted from the Policy's Accumulation Account Value to pay for term rider coverage no longer participate in the investment experience of the Separate Account and usually increase with the age of the covered individual. Your determination as to how to purchase a desired level of insurance coverage should be based on your specific insurance needs. Your registered representative can provide you more information on the uses of term rider coverage.

Anniversary Partial Withdrawal Rider -- This rider allows the Owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy anniversary without reducing the Face Amount. Partial withdrawals may have tax consequences. (See "Federal Tax Status.")

Lifetime Coverage Rider -- This rider provides the continuation of the Policy's Face Amount beyond age 100, provided the Policy remains in force to age 100 with a positive Cash Surrender Value. If the Policy is in force after the Insured's Attained Age 100 (or the younger Insured's Attained Age 100 in the case of a Joint and Last Survivor Policy), the death benefit will be the greater of the Face Amount or 101% of the Accumulation Account Value. The tax consequences of continuing the Policy beyond the Insured's 100th year (or the younger Insured's Attained Age 100 in the case of a Joint and Last Survivor Policy) are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100th year (or the younger Insured's Attained Age 100 in the case of a Joint and Last Survivor Policy).

Secondary Guarantee Rider -- This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of an Accumulation Account Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy years, or the number of Policy years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy years.

Supplemental Coverage Term Rider -- This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

Waiver of Specified Premium Rider -- This rider provides for crediting the Policy's Accumulation Account Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65. For the Joint and Last Survivor Policy, the rider can be elected for either or both Insureds.

Split Policy Option Rider -- This rider allows the Policy to be split into two separate policies in the event there are changes in the Federal Estate Tax Law resulting in the removal of the unlimited marital deductions or reduction of at least 50% in the level of estate taxes payable on the death of the last Insured. The exercise of this option to split the Policy may, under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.

Additional Riders -- Single Life Policy

Accelerated Benefit Rider -- This rider provides a benefit to the Owner if the Insured becomes terminally ill and is not expected to live more than twelve months. The Owner may receive 25%, 50% or 75% (but no more than $250,000) of the eligible proceeds in a lump sum. "Eligible proceeds" means the death benefit, including amounts payable under the Supplemental Coverage Term Rider (unless within three years of the rider's termination date), that would have been payable had the Insured died on the date the rider is exercised.

The receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements. Consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

Waiver of Monthly Deduction Rider -- This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, subject to certain limitations described in the rider. The Insured must have become disabled after age 5 and before age 65.

Additional Riders -- Joint and Last Survivor Policy

Divorce Split Rider -- This rider allows the Policy to be split into two separate policies in the event of the divorce of a married couple who are the Insureds under the Policy. The exercise of this option to split the Policy may, under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.

Estate Preservation Term Rider -- This rider provides joint level term insurance, payable at the death of the Last Insured, for a period of four years from the date of the rider.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the Policies.

EXPERTS

The financial statements of the sub-accounts of the Separate Account included in this prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company are provided in the Statement of Additional Information.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

CHARGES

We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

Services and benefits we provide:

  .  the death benefit, cash, and loan benefits under the Policy
  .  investment options, including premium allocations
  .  administration of elective options
  .  the distribution of reports to Policy Owners

Costs and expenses we incur:

  . costs associated with processing and underwriting applications, and with issuing and administering the Policy (including any riders)
  .  overhead and other expenses for providing services and benefits
  .  sales and marketing expenses
  . other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees

Risks we assume:

  . that the cost of insurance charges we may deduct are insufficient to meet our actual claims because the insureds die sooner than we estimate
  . that the cost of providing the services and benefits under the Policies exceed the charges we deduct

The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and the surrender charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to help cover those expenses. We can profit from certain Policy charges.

DEDUCTIONS FROM EACH PREMIUM PAYMENT

TAX CHARGES. There are charges for Federal taxes, and state and local premium taxes which are deducted from each premium payment. The Federal tax charge is currently 1.3% of each premium. We also deduct a premium tax charge to pay the state and local premium taxes. We currently deduct an amount equal to 2% of premium payments (which may be lower in certain circumstances) to cover this premium tax. If the tax rates change, we may change the amount of the deduction to cover the new rate.

SALES CHARGE. A sales charge, also referred to as the percent of premium charge, will be deducted from each premium payment to partially compensate us for expenses incurred in distributing the Policy and any additional benefits provided by riders. We currently deduct a sales charge determined according to the following schedule:

   Policy Years 1-10: 5% of the actual premium you pay

   Policy Years 11+: 2% of the actual premium you pay

The Sales Charge is guaranteed not to exceed the following:

(1) in the first Policy year, 15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2) in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3) in the 11th Policy year and later, 2% of the actual premium you pay.

The expenses covered by the sales charge include agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. Where Policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.

MONTHLY DEDUCTION

The monthly deduction is:

1. The monthly selection and issue expense charge; plus

2. The monthly policy charge; plus

3. The monthly cost of insurance charge; plus

4. The monthly cost, if any, for any additional benefit riders.

The monthly deduction for a Policy month will be allocated among the General Account and the Investment Funds in the same proportion that the value in the General Account and the value in each Investment Fund bears to the total Accumulation Account Value of the Policy, minus the value in the Loan Account on the Monthly Anniversary.

SELECTION AND ISSUE EXPENSE CHARGE. During the first ten Policy years, and for the Single Life Policy, for the first ten Policy years following any increase in Face Amount, we generally assess a monthly selection and issue expense charge to cover the costs associated with the underwriting and issue of the Policy and, for the Single Life Policy, of Face Amount increases. The monthly charge per $1,000 of Face Amount varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insured(s).

MONTHLY POLICY CHARGE. We deduct a monthly policy charge on the Investment Start Date and each Monthly Anniversary date. The charge is equal to $25 per Policy month for the first Policy year. Thereafter, it is $6 per Policy month guaranteed not to increase while the Policy is in force.

The charge reimburses us for expenses incurred in the administration of the Policies. Such expenses include: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policyowner servicing and all accounting, valuation, regulatory and updating requirements.

MONTHLY COST OF INSURANCE CHARGE. This charge compensates us for the insurance coverage we provide in the month following the charge. The monthly cost of insurance charge for each Policy month equals the total of the insurance risk charges for the Policy month for each Face Amount portion then in effect.

The monthly cost of insurance charge is deducted on each Monthly Anniversary for the following Policy month. The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the Insured with respect to the Single Life Policy (or of both Insureds with respect to the Joint and Last Survivor Policy) and the fact that the death benefit is not payable until the death of the Insured with respect to the Single Life Policy (or of the Last Insured with respect to the Joint and Last Survivor Policy). Because the monthly cost of insurance charge depends upon a number of variables, the charge will vary for each Policy month. We will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates (divided by 1,000) by the net amount at risk (defined below) for each Policy month.

The monthly cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount (and, for the Single Life Policy, each increase in Face Amount). The rates will be based on the Attained Age, duration (from the effective date of the initial Face Amount and, for the Single Life Policy, each increase in Face Amount), rate class, and (except for unisex policies) sex of the Insured(s) at issue. The monthly cost of insurance rates generally increases as the Insured(s)' Attained Age(s) increases.

The rate class of the Insured(s) also will affect the cost of insurance rate. For the initial Face Amount, we will use the rate class on the Issue Date. For each increase in Face Amount for a Single Life Policy, we will use the rate class applicable to the increase. If the death benefit equals a percentage of Accumulation Account Value, an increase in Accumulation Account Value will cause an automatic increase in the death benefit. The rate class for such an increase for the Joint and Last Survivor Policy will be the same as that used for the initial Face Amount. The rate class for such an increase for the Single Life Policy will be the initial Face Amount or, if later, the most recent increase (excluding any riders) that required proof that the Insured was still insurable by our standards.

We currently place Insured(s) into an elite nonsmoker rate class, a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk. The elite nonsmoker rate class is only available for Policies issued on or after July 20, 2005.

Actual monthly cost of insurance rates may change, and the actual monthly cost of insurance charge will be determined by us based on our expectations as to future mortality experience. However, the actual monthly cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard rate class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/nonsmoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct policies and policies issued in qualified pension plans). All Policies are based on the Attained Ages of the Insured(s). Higher rates apply if the (either) Insured is determined to be in a substandard risk class.

In two otherwise identical policies, an Insured in the elite nonsmoker rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class other than elite nonsmoker is also divided into two categories: smokers and nonsmokers. Nonsmoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the nonsmoker rate class.)

The net amount at risk for a Policy month is:

(1) the death benefit at the beginning of the Policy month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%); less

(2) the Accumulation Account Value at the beginning of the Policy month, before the deduction of the monthly cost of insurance.

In calculating the monthly cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.

If the Policy is in force beyond the Insured's Attained Age 100 with respect to the Single Life Policy (or the younger Insured's Attained Age 100 with respect to the Joint and Last Survivor Policy), no deductions will be made for monthly cost of insurance charges.

CHARGES FOR ADDITIONAL BENEFIT RIDERS

The amount of the charge, if any, each Policy month for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy and in the Fee Table in this prospectus.

MORTALITY AND EXPENSE RISK CHARGE

We will deduct a daily charge from the Investment Funds. The amount of the deduction is determined as a percentage of the average daily net assets of each Investment Fund for each day in the Valuation Period. The current daily deduction percentages, and the equivalent effective annual rates, are:

                         Policy Daily Charge Annual
                         Years  Factor       Equivalent
                         ------ ------------ ----------
                         1-10    .0015027%     0.55%
                         11-20   .0006841%     0.25%
                         21+     .0001370%     0.05%

This deduction is guaranteed not to increase above the following amounts while the Policy is in force:

                         Policy Daily Charge Annual
                         Years  Factor       Equivalent
                         ------ ------------ ----------
                         1-10    .0015027%     0.55%
                         11-20   .0012301%     0.45%
                         21+     .0009572%     0.35%

This risk charge compensates us for assuming the mortality and expense risks under the Policy. The mortality risk assumed by us is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We expect to profit from this charge.

SURRENDER CHARGE

For up to 10 years after the Issue Date and, for the Single Life Policy, the effective date of an increase in Face Amount, we will impose a contingent deferred sales charge, also referred to as a surrender charge, when the following occur:

..  upon surrender or lapse of the Policy;

..  upon a partial withdrawal;

..  upon a Pro-Rata Surrender; or

..  upon a decrease in Face Amount.

The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy years having elapsed since the Policy was issued.

The surrender charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

The maximum surrender charge percentage is shown in the following table.

                  If surrender or lapse    The percentage of
                  occurs in the last month the annual Target
                  of Policy year:          Premium payable is:
                  --------------------------------------------
                        1 through 5                45%
                        6                          40%
                        7                          30%
                        8                          20%
                        9                          10%
                        10 and later                0%

The Target Premium (on which we base the surrender charge) is shown in your Policy. As shown above, the maximum surrender charge is 45% of the annual Target Premium payable.

It is our current practice to reduce the above percentages equally for each Policy month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth year to 30% at the end of the seventh year. This table may be modified if required by law or regulation of the governing jurisdiction.

A surrender charge will apply when there is a decrease in Face Amount for up to 10 years from the Policy's Issue Date and, for the Single Life Policy, for up to 10 years following the effective date of an increase in Face Amount. A partial withdrawal may cause a decrease in Face Amount and therefore, we may deduct a surrender charge. If the Face Amount is decreased by some fraction of any previous increases in Face Amount and/or the Face Amount at issue, the surrender charge deducted will be the previously defined surrender charge multiplied by the fraction. The Surrender Charge for any increase in Face Amount is the Target Annual Premium for that increase multiplied by the applicable Surrender Charge. The amount of the surrender charge deducted upon a partial withdrawal or Pro-Rata Surrender will depend on the amount of Face Amount reduction caused by the surrenders. The fraction will be determined by dividing the amount of the withdrawal by the Accumulation Account Value before the withdrawal and multiplying the result by the surrender charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

The Surrender Charge will be allocated among the General Account and the Investment Funds in the same proportion that the value in the General Account and the value in each Investment Fund bears to the total Accumulation Account Value of the Policy minus the value in the Loan Account.

TRANSACTION CHARGES

There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy year. We will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy year. We may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.

PROJECTION OF BENEFITS AND VALUES CHARGE

You may make a written request to us for a projection of illustrative future Accumulation Account Values and death benefits. If requested more than once per Policy year, this projection will be furnished to you for a nominal fee not to exceed $25.

INVESTMENT FUND EXPENSES

The expenses of the Investment Funds are shown in the Fee Table.

The value of the net assets of the Investment Funds will reflect the investment advisory fee and other expenses incurred by the underlying investment companies.

The Investment Fund expenses are collected from the underlying Investment Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Accumulation Account Value. Expenses of the Funds are not fixed or specified under the terms of the Policy, and actual expenses may vary. These underlying Investment Fund expenses are taken into consideration in computing each Investment Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Investment Fund. The information relating to the Investment Fund expenses was provided by the Investment Funds and was not independently verified by us. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that Single Life Policies issued on a standard underwriting basis should qualify as "life insurance contracts" under Section 7702. There is more uncertainty as to Single Life Policies issued on a substandard risk basis and Joint and Survivor Policies. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as a "life insurance contract" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. In general, however, the insurance proceeds payable on the death of the Insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. It does not purport to be complete or to address every situation. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. We intend that each Investment Fund underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

INVESTOR CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.

TAX TREATMENT OF THE POLICY. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on interim IRS guidance. Currently, there is even less guidance as to Policies issued on a substandard risk basis and Joint and Last Survivor Policies and thus it is even less clear whether such Policies would meet the requirements of Section 7702 of the Code. Moreover, if you elect the Accelerated Death Benefit Rider, the continued tax qualification of the Policy after a distribution is made under the rider are unclear.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy. The following discussion assumes that the Policy will satisfy Section 7702.

POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is generally excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each owner or Beneficiary.

TAX TREATMENT OF LOANS AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance Policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings with respect to such premiums.

Certain changes in a Policy after it is issued could also cause it to fail to satisfy the 7-pay test and therefore to be classified as a MEC. Making additional payments, reducing the Policy's death benefit, reducing the Policy's benefits through a partial withdrawal, a change in death benefit option, and termination of benefits under a rider are examples of changes that could result in your Policy becoming classified as a MEC. Reducing the death benefit below the lowest death benefit provided by the Policy during the first seven years will probably cause the Policy to be classified as a MEC if such a reduction occurs during the first seven Policy years in the case of a Single Life Policy or at any time in the case of a Joint and Last Survivor Policy. Even if these events do not result in a Policy becoming classified as a MEC, moreover, they could reduce the amount that may be paid in the future without causing the Policy to be classified as a MEC. You should consult a tax adviser to determine whether a Policy transaction will cause your Policy to be classified as a MEC.

Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance Policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

If the Policy is classified as a MEC, then any distribution (including the proceeds of any loan) is taxable to the extent of income in the Policy. Distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Distributions, including those resulting from surrender or lapse of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Loans from a Policy which is not classified as a MEC, will generally be treated as Indebtedness of the Owner and not a distribution. However, there is uncertainty as to loans from such a Policy after the 10th Policy year and you should consult a tax adviser as to the treatment of such loans.

If your Policy is surrendered, cancelled, lapses, or is exchanged while any Policy loan is outstanding, the amount of the Policy loan plus accrued interest will be deemed to be distributed to you and could be partly or wholly taxable, depending on your particular circumstances. Cash distributed to you from the Policy in these circumstances may be insufficient to pay the tax attributable to any Policy loan.

Interest payable on a loan under a Policy is generally not deductible.

Policyowners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

MULTIPLE POLICIES. The Code further provides that multiple MECs that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the Policy beyond the Insured's 100th birthday (or the younger Insured's 100th birthday with respect to the Joint and Last Survivor Policy) are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100th birthday (or the younger Insured's 100th birthday with respect to the Joint and Last Survivor Policy).

TAX TREATMENT OF POLICY SPLIT. The Split Policy Option Rider and the Divorce Split Rider permit a Policy to be split into two individual Policies. It is not clear whether exercising either the Policy Split Rider or the Divorce Split Rider will be treated as a taxable transaction or whether the individual Policies that result will be classified as Modified Endowment Contracts. A tax adviser should be consulted before exercising either rider.

TAX TREATMENT OF ASSIGNMENTS. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your Policy.

QUALIFIED PLANS. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex and the amount of life insurance provided in connection with such plans may be limited, you should not do so until you have consulted a competent Qualified Plans consultant.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in gross income of the Policy owner are subject to Federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a purchase of the Policy.

BUSINESS USES OF POLICY. Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction under Internal Revenue Code
Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an Owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.

SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. You should consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

In addition, the Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans generally took effect as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

Split-dollar plans that provide deferred compensation may be subject to recently enacted rules governing deferred compensation arrangements. Failure to adhere to these rules will result in adverse tax consequences. A tax adviser should be consulted with respect to such plans.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes.

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the Federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation-skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2006, the maximum estate tax rate is 46% and the maximum rate for 2007-2009 is 45%. The estate tax exemption is $2,000,000 for 2006-2008 and $3,500,000 in 2009.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

FOREIGN TAX CREDITS. To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain Investment Funds to foreign jurisdictions.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax on the income in the Policy or the proceeds of the Policy under the Federal corporate alternative minimum tax if the Owner is subject to that tax.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

THE COMPANY'S INCOME TAXES. Under current Federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the Separate Account for any future Federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of these terms and provided you with a definition.

ACCUMULATION ACCOUNT VALUE -- The total of the amounts credited to the Owner in the Separate Account, the General Account and the Loan Account.

ATTAINED AGE -- The Issue Age of an Insured plus the number of completed Policy years.

BENEFICIARY -- The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Insured's death with respect to the Single Life Policy or, in the event of the Last Insured's death with respect to the Joint and Last Survivor Policy.

A Beneficiary may be changed as set forth in the Policy and this prospectus.

CASH SURRENDER VALUE -- The Accumulation Account Value of a Policy on the date of surrender, less any Indebtedness, less any unpaid selection and issue expense charge due for the remainder of the first Policy year for the initial Face Amount (and, for the Single Life Policy, any increase in Face Amount), less any unpaid monthly Policy charge due for the remainder of the first Policy year, and less any surrender charge.

FACE AMOUNT -- The minimum death benefit under the Policy so long as the Policy remains in force before the Insured's Attained Age 100 with respect to the Single Life Policy or, with respect to the Joint and Last Survivor Policy, before the younger Insured's Attained Age 100.

GENERAL ACCOUNT -- Our assets other than those allocated to the Separate Account or any other separate account.

INDEBTEDNESS -- The sum of all unpaid Policy loans and accrued interest on loans.

INSUREDS -- The person or persons whose life (lives) are insured under the Policy.

INVESTMENT FUNDS -- Investments within the Separate Account which we make available under the Policy.

INVESTMENT START DATE -- The date the initial premium is applied to the General Account and/or the Investment Funds. This date is the later of the Issue Date or the date the initial premium is received at our Service Office.

ISSUE AGE -- The age of each Insured at his or her nearest birthday as of the Issue Date.

ISSUE DATE -- The date as of which insurance coverage begins under a Policy. It is also the date from which Policy anniversaries, Policy years, and Policy months are measured. It is the Effective Date of coverage under the Policy.

LAST INSURED -- The Insured whose death succeeds the death of all other Insureds under the Joint and Last Survivor Policy.

LOAN ACCOUNT -- The account of MetLife Investors to which amounts securing Policy Loans are allocated. The Loan Account is part of MetLife Investors' General Account.

LOAN SUBACCOUNT -- A Loan Subaccount has been established for the General Account and for each Investment Fund. Any Accumulation Account Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Accumulation Account Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

MONTHLY ANNIVERSARY -- The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

NET PREMIUM -- The premium paid, less the premium tax charge, less the Federal tax charge, less the sales charge.

OWNER -- The owner of a Policy, as designated in the application or as subsequently changed.

POLICY -- The Joint and Last Survivor Policy or the Single Life Policy offered by us and described in this prospectus.

PRO-RATA SURRENDER -- A requested reduction of both the Face Amount and the Accumulation Account Value by a given percentage.

SEPARATE ACCOUNT -- MetLife Investors Variable Life Account Five, a separate investment account established by MetLife Investors to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by you to provide variable benefits.

SERVICE OFFICE -- MetLife Investors Insurance Company of California, P.O. Box 355, Warwick, Rhode Island 02887-0355 (877) 357-4419.

TARGET PREMIUM -- A premium calculated when a Policy is issued, based on the Insured's age with respect to the Single Life Policy (or the Insureds' joint age with respect to the Joint and Last Survivor Policy), sex (except in unisex policies) and risk class. The Target Premium is used to calculate the first year's premium expense charge, the surrender charge, and agent compensation under the Policy.

VALUATION DATE -- Each day that the New York Stock Exchange (NYSE) is open for trading and MetLife Investors is open for business. MetLife Investors is open for business every day that the NYSE is open for trading.

VALUATION PERIOD -- The period between two successive Valuation Dates, commencing at the close of the NYSE (usually 4:00 p.m. Eastern Standard Time) on a Valuation Date and ending with the close of the NYSE on the next succeeding Valuation Date.

                                  APPENDIX A

                        ILLUSTRATIONS OF POLICY VALUES

The tables in Appendix A illustrate the way the Policies work, based on assumptions about investment returns and the Insured's characteristics. They show how the death benefit, Cash Surrender Value and Accumulation Unit Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to constant after tax annual rates of 0%, 6% and 10%. The tables are based on a Single Life Policy with a Face Amount of $900,000 for a male aged 50. The Insured is assumed to be in the preferred nonsmoker rate class. The tables assume no rider benefits and assume that no allocations are made to the General Account. Values are first given based on current mortality and other Policy charges and then based on guaranteed mortality and other Policy charges. (See "Charges.") Illustrations show the Option A death benefit.

Policy values would be different (either higher or lower) from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% or 10%, but: (a) the rates of return varied above and below these averages during the period,
(b) premiums were paid in other amounts or at other than annual intervals, or
(c) the Accumulation Unit Value was allocated differently among individual Investment Funds with varying rates of return. They would also differ if a Policy loan or partial withdrawal were made during the period of time illustrated, if the Insured were female or in another risk class, or if the Policies were issued at unisex rates. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown on particular illustrations even if the average rate of return is achieved.

The death benefits, Cash Surrender Values and Accumulation Unit Values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge; and (ii) a Monthly Deduction (consisting of a Policy charge, a selection and issue expense charge, and a charge for the cost of insurance) from the Accumulation Unit Value on the first day of each Policy month. The Cash Surrender Values reflect a surrender charge deducted from the Accumulation Unit Value upon surrender, Face Amount reduction or lapse during the first 10 Policy years. The death benefits, Cash Surrender Values and Accumulation Unit Values also reflect a daily charge assessed against the Separate Account for mortality and expense risks equivalent to an annual charge of .55% in Policy years 1-10, .25% in Policy Years 11-20 and .05% thereafter (on a current basis), and .55% in Policy years 1-10, .45% in Policy years 11-20 and .35% thereafter (on a guaranteed basis), of the average daily value of the assets in the Separate Account attributable to the Policies. (See "Charges.") The illustrations reflect an arithmetic average of the gross investment advisory fees and operating expenses of the Investment Funds, at an annual rate of 1.01% of the average daily net assets of the Investment Funds. This average does not reflect expense subsidies by the investment advisers of certain Investment Funds.

The gross rates of return used in the illustrations do not reflect the deductions of the charges and expenses of the Investment Funds. Taking account of the mortality and expense risk charge and the average investment advisory fee and operating expenses of the Investment Funds, the gross annual rates of return of 0%, 6% and 10% correspond to net investment experience at constant annual rates of -1.55%, 4.36% and 8.30% in Policy years 1-10, -1.25%, 4.67% and
8.62% in Policy years 11-20 and -1.05%, 4.88% and 8.84% thereafter, respectively, based on the current charge for mortality and expense risks, and -1.55%, 4.36% and 8.30% in Policy years 1-10, -1.45%, 4.46% and 8.41% in Policy years 11-20 and -1.35%, 4.57% and 8.51% thereafter, respectively, based on the guaranteed maximum charge for mortality and expense risks.

If you request, we will furnish a personalized illustration reflecting the proposed Insured's age, sex, rate class, and the Face Amount or premium payment schedule requested. Because these and other assumptions will differ, the values shown in the personalized illustrations can differ very substantially from those shown in the tables. Therefore, you should carefully review the information that accompanies any personalized illustration. That information will disclose all the assumptions on which the personalized illustration is based. Where applicable, we will also furnish on request a personalized illustration for a Policy which is not affected by the sex of the Insured. You should contact your registered representative to request a personalized illustration.

                               MALE ISSUE AGE 50

                            $13,770 ANNUAL PREMIUM
                        NONSMOKER PREFERRED RATE CLASS

                             $900,000 FACE AMOUNT

                            OPTION A DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

               DEATH BENEFIT               CASH SURRENDER VALUE         ACCUMULATION UNIT VALUE
           ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL
 END            GROSS ANNUAL                   GROSS ANNUAL                   GROSS ANNUAL
  OF         RATE OF RETURN OF              RATE OF RETURN OF              RATE OF RETURN OF
POLICY ------------------------------ ------------------------------ ------------------------------
 YEAR     0%        6%        10%        0%        6%        10%        0%        6%        10%
-      --------------------------------------------------------------------------------------------
   1   $900,000 $  900,000 $  900,000 $  3,250 $    3,900 $    4,335 $  9,446 $   10,097 $   10,532
   2    900,000    900,000    900,000   12,240     14,121     15,420   18,437     20,318     21,616
   3    900,000    900,000    900,000   20,681     24,368     27,000   26,877     30,565     33,196
   4    900,000    900,000    900,000   28,619     34,687     39,165   34,816     40,883     45,361
   5    900,000    900,000    900,000   36,082     45,103     51,990   42,278     51,300     58,186
   6    900,000    900,000    900,000   44,750     57,320     67,243   50,258     62,828     72,751
   7    900,000    900,000    900,000   53,773     70,526     84,201   57,904     74,657     88,332
   8    900,000    900,000    900,000   62,493     84,079    102,297   65,247     86,833    105,051
   9    900,000    900,000    900,000   70,875     97,955    121,595   72,252     99,332    122,972
  10    900,000    900,000    900,000   78,896    112,150    142,181   78,896    112,150    142,181
  15    900,000    900,000    900,000  115,138    192,405    275,132  115,138    192,405    275,132
  20    900,000    900,000    900,000  141,984    288,176    474,957  141,984    288,176    474,957
  25    900,000    900,000    900,000  151,320    401,633    788,318  151,320    401,633    788,318
  30    900,000    900,000  1,345,218  131,054    535,739  1,281,160  131,054    535,739  1,281,160
  35    900,000    900,000  2,125,676   59,583    704,327  2,024,453   59,583    704,327  2,024,453
  40               989,955  3,292,834             942,814  3,136,032             942,814  3,136,032
  45             1,270,577  4,869,759           1,257,997  4,821,543           1,257,997  4,821,543
  50             1,662,763  7,409,564           1,662,763  7,409,564           1,662,763  7,409,564

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT FUNDS. THE DEATH BENEFIT, CASH SURRENDER VALUE AND ACCUMULATION UNIT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY METLIFE INVESTORS OR THE INVESTMENT FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 50

                            $13,770 ANNUAL PREMIUM
                        NONSMOKER PREFERRED RATE CLASS

                             $900,000 FACE AMOUNT

                            OPTION A DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

             DEATH BENEFIT          CASH SURRENDER VALUE   ACCUMULATION UNIT VALUE
         ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL
 END          GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL
  OF       RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF
POLICY -------------------------- ------------------------ ------------------------
 YEAR     0%       6%      10%      0%      6%      10%      0%      6%      10%
-      ----------------------------------------------------------------------------
   1   $900,000 $900,000 $900,000 $     0 $     0 $      0 $ 4,523 $ 4,978 $  5,284
   2    900,000  900,000  900,000   4,003   5,282    6,169  10,199  11,478   12,365
   3    900,000  900,000  900,000   9,177  11,643   13,412  15,373  17,840   19,609
   4    900,000  900,000  900,000  13,805  17,813   20,785  20,002  24,009   26,982
   5    900,000  900,000  900,000  17,822  23,707   28,227  24,018  29,904   34,423
   6    900,000  900,000  900,000  21,865  29,949   36,380  27,373  35,457   41,888
   7    900,000  900,000  900,000  25,876  36,457   45,188  30,007  40,588   49,319
   8    900,000  900,000  900,000  29,132  42,486   53,926  31,886  45,240   56,680
   9    900,000  900,000  900,000  31,582  47,957   62,542  32,959  49,334   63,919
  10    900,000  900,000  900,000  33,129  52,746   70,933  33,129  52,746   70,933
  15    900,000  900,000  900,000  28,159  67,967  113,699  28,159  67,967  113,699
  20             900,000  900,000          38,298  132,381          38,298  132,381
  25                      900,000                   78,273                   78,273
  30
  35
  40
  45
  50

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT FUNDS. THE DEATH BENEFIT, CASH SURRENDER VALUE AND ACCUMULATION UNIT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY METLIFE INVESTORS OR THE INVESTMENT FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Additional information about the Policy and the Separate Account can be found in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information, without charge, by calling 1-877-357-4419, or by writing to our Service Office at: MetLife Investors Insurance Company of California, P.O. Box 355, Warwick, RI 02887-0355. You may also obtain, without charge, a personalized illustration of death benefits, Cash Surrender Values and Accumulation Account Values by calling 1-866-901-0002.

For Investment Fund transfers, for current information about your Policy values, to change or update Policy information such as your billing address, billing mode, beneficiary or ownership, for information about other Policy transactions, and to ask questions about your Policy, you may call our Service Office at 1-877-357-4419.

This prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this prospectus.

Information about the Policy and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site at www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 100 F Street, NE, Washington, DC 20549.

File No. 811-08433

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors Insurance Company of California and
Contract Owners of MetLife Investors Variable Life Account Five:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Life Account Five (the Separate Account) of MetLife Investors Insurance Company of California as of December 31, 2005, the related statements of operations and changes in net assets for each of the periods in the three-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Life Account Five of MetLife Investors Insurance Company of California as of December 31, 2005, the results of their operations and changes in their net assets for each of the periods in the three-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

St. Louis, Missouri
March 31, 2006

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                    Met Investors
                                     -----------------------------------------------------------------------------------------
                                     Lord Abbett     Lord Abbett   Lord Abbett    Lord Abbett   Met/Putnam     Oppenheimer
                                     Growth and         Bond         Growth         Mid-Cap       Capital        Capital
                                       Income         Debenture   Opportunities      Value     Opportunities   Appreciation
                                      Portfolio       Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                     ------------    ------------ -------------   ------------ -------------   ------------
ASSETS:
Investments at Value:
Met Investors Series Trust (Met
 Investors):
Met Investors Lord Abbett Growth and
 Income Portfolio                    $  1,754,555    $          - $          -    $          - $          -    $          -
   63,594 shares; cost $1,478,465
Met Investors Lord Abbett Bond
 Debenture Portfolio                            -         495,271            -               -            -               -
   40,332 shares; cost $479,469
Met Investors Lord Abbett Growth
 Opportunities Portfolio                        -               -        1,703               -            -               -
   167 shares; cost $1,618
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                -               -            -         213,530            -               -
   9,503 shares; cost $144,917
Met Investors Met/Putnam Capital
 Opportunities Portfolio                        -               -            -               -      139,420               -
   8,989 shares; cost $114,377
Met Investors Oppenheimer Capital
 Appreciation Portfolio                         -               -            -               -            -         346,920
   39,922 shares; cost $334,056
Met Investors PIMCO Inflation
 Protected Bond Portfolio                       -               -            -               -            -               -
   27,520 shares; cost $296,692
Met Investors Janus Aggressive
 Growth Portfolio                               -               -            -               -            -               -
   32,140 shares; cost $206,161
                                     ------------    ------------ ------------    ------------ ------------    ------------
Total Investments                       1,754,555         495,271        1,703         213,530      139,420         346,920
Cash and Accounts Receivable                    -               -            -               -            -               -
Due from MetLife Investors Insurance
 Company                                        -               -            -               3            -               -
                                     ------------    ------------ ------------    ------------ ------------    ------------
Total Assets                            1,754,555         495,271        1,703         213,533      139,420         346,920
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        3               -            -               -            -               -
                                     ------------    ------------ ------------    ------------ ------------    ------------
NET ASSETS                           $  1,754,552    $    495,271 $      1,703    $    213,533 $    139,420    $    346,920
                                     ============    ============ ============    ============ ============    ============
Outstanding Units                         113,690          35,636          110           8,256        9,986          30,865
Single Premium Variable Life Unit
 Values                              $      16.94    $      14.60 $      15.43    $      25.86 $      13.96
Flexible Premium Variable Life Unit
 Values                              $      13.12    $      13.23 $       8.81    $      21.71 $      10.88    $      11.24

                                     ------------------
                                         PIMCO          Janus
                                       Inflation      Aggressive
                                     Protected Bond     Growth
                                       Portfolio      Portfolio
                                     --------------  ------------
ASSETS:
Investments at Value:
Met Investors Series Trust (Met
 Investors):
Met Investors Lord Abbett Growth and
 Income Portfolio                     $          -   $          -
   63,594 shares; cost $1,478,465
Met Investors Lord Abbett Bond
 Debenture Portfolio                             -              -
   40,332 shares; cost $479,469
Met Investors Lord Abbett Growth
 Opportunities Portfolio                         -              -
   167 shares; cost $1,618
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                 -              -
   9,503 shares; cost $144,917
Met Investors Met/Putnam Capital
 Opportunities Portfolio                         -              -
   8,989 shares; cost $114,377
Met Investors Oppenheimer Capital
 Appreciation Portfolio                          -              -
   39,922 shares; cost $334,056
Met Investors PIMCO Inflation
 Protected Bond Portfolio                  296,667              -
   27,520 shares; cost $296,692
Met Investors Janus Aggressive
 Growth Portfolio                                -        279,616
   32,140 shares; cost $206,161
                                      ------------   ------------
Total Investments                          296,667        279,616
Cash and Accounts Receivable                     -              -
Due from MetLife Investors Insurance
 Company                                         -              -
                                      ------------   ------------
Total Assets                               296,667        279,616
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         2              -
                                      ------------   ------------
NET ASSETS                            $    296,665   $    279,616
                                      ============   ============
Outstanding Units                           25,707         23,868
Single Premium Variable Life Unit
 Values
Flexible Premium Variable Life Unit
 Values                               $      11.54   $      11.72

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                    Met Investors
                                      ------------------------------------------------------------------------------------------
                                         PIMCO            RCM      T. Rowe Price        MFS          AIM
                                      Total Return       Global       Mid-Cap        Research     Small-Cap        Lazard
                                          Bond         Technology     Growth       International   Growth          Mid-Cap
                                       Portfolio       Portfolio     Portfolio       Portfolio    Portfolio      Portfolio B
                                      ------------    ------------ -------------   ------------- ------------    ------------
ASSETS:
Investments at Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors PIMCO Total Return Bond
 Portfolio                            $    645,532    $          - $          -    $          -  $          -    $          -
   55,649 shares; cost $645,394
Met Investors RCM Global Technology
 Portfolio                                       -          90,564            -               -             -               -
   17,723 shares; cost $76,622
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                -               -      403,538               -             -               -
   47,531 shares; cost $330,968
Met Investors MFS Research
 International Portfolio                         -               -            -         321,600             -               -
   24,738 shares; cost $254,745
Met Investors AIM Small-Cap Growth
 Portfolio                                       -               -            -               -       312,296               -
   22,862 shares; cost $250,058
Met Investors Lazard Mid-Cap
 Portfolio B                                     -               -            -               -             -         457,710
   33,532 shares; cost $395,045
Met Investors Harris Oakmark
 International Portfolio                         -               -            -               -             -               -
   40,504 shares; cost $604,268
Met Investors Third Avenue Small-Cap
 Value Portfolio                                 -               -            -               -             -               -
   27,283 shares; cost $351,899
                                      ------------    ------------ ------------    ------------  ------------    ------------
Total Investments                          645,532          90,564      403,538         321,600       312,296         457,710
Cash and Accounts Receivable                     -               -            -               -             -               -
Due from MetLife Investors Insurance
 Company                                         -               -            -               -             1               -
                                      ------------    ------------ ------------    ------------  ------------    ------------
Total Assets                               645,532          90,564      403,538         321,600       312,297         457,710
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -               -            -               -             -               -
                                      ------------    ------------ ------------    ------------  ------------    ------------
NET ASSETS                            $    645,532    $     90,564 $    403,538    $    321,600  $    312,297    $    457,710
                                      ============    ============ ============    ============  ============    ============
Outstanding Units                           53,925          11,180       35,921          18,566        26,341          33,218
Single Premium Variable Life Unit
 Values                               $      13.21                                 $      18.74
Flexible Premium Variable Life Unit
 Values                               $      11.97    $       8.10 $      11.23    $      16.70  $      11.86    $      13.78

                                      ----------------
                                         Harris       Third Avenue
                                         Oakmark       Small-Cap
                                      International      Value
                                        Portfolio      Portfolio
                                      -------------   ------------
ASSETS:
Investments at Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors PIMCO Total Return Bond
 Portfolio                            $          -    $          -
   55,649 shares; cost $645,394
Met Investors RCM Global Technology
 Portfolio                                       -               -
   17,723 shares; cost $76,622
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                -               -
   47,531 shares; cost $330,968
Met Investors MFS Research
 International Portfolio                         -               -
   24,738 shares; cost $254,745
Met Investors AIM Small-Cap Growth
 Portfolio                                       -               -
   22,862 shares; cost $250,058
Met Investors Lazard Mid-Cap
 Portfolio B                                     -               -
   33,532 shares; cost $395,045
Met Investors Harris Oakmark
 International Portfolio                   657,383               -
   40,504 shares; cost $604,268
Met Investors Third Avenue Small-Cap
 Value Portfolio                                 -         453,179
   27,283 shares; cost $351,899
                                      ------------    ------------
Total Investments                          657,383         453,179
Cash and Accounts Receivable                     -               -
Due from MetLife Investors Insurance
 Company                                         -               -
                                      ------------    ------------
Total Assets                               657,383         453,179
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -               -
                                      ------------    ------------
NET ASSETS                            $    657,383    $    453,179
                                      ============    ============
Outstanding Units                           41,949          22,077
Single Premium Variable Life Unit
 Values
Flexible Premium Variable Life Unit
 Values                               $      15.67    $      20.53

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      Met Investors
                                         -----------------------------------------------------------------------------------
                                          Neuberger        Turner     Goldman Sachs     MetLife      MetLife      MetLife
                                           Berman          Mid-Cap       Mid-Cap       Defensive     Moderate     Balanced
                                         Real Estate       Growth         Value         Strategy     Strategy     Strategy
                                          Portfolio       Portfolio     Portfolio     Fund of Fund Fund of Fund Fund of Fund
                                         ------------    ------------ -------------   ------------ ------------ ------------
ASSETS:
Investments at Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Neuberger Berman Real
 Estate Portfolio                        $     19,061    $          - $          -    $          - $          - $          -
   1,347 shares; cost $16,294
Met Investors Turner Mid-Cap Growth
 Portfolio                                          -           1,743            -               -            -            -
   144 shares; cost $1,604
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio                                    -               -      143,186               -            -            -
   11,418 shares; cost $152,989
Met Investors MetLife Defensive Strategy
 Portfolio                                          -               -            -               -            -            -
   0 shares; cost $0
Met Investors MetLife Moderate Strategy
 Portfolio                                          -               -            -               -            -            -
   0 shares; cost $0
Met Investors MetLife Balanced Strategy
 Portfolio                                          -               -            -               -            -       46,537
   4,261 shares; cost $45,383
Met Investors MetLife Growth Strategy
 Portfolio                                          -               -            -               -            -            -
   26,560 shares; cost $290,443
Met Investors MetLife Aggressive
 Strategy Portfolio                                 -               -            -               -            -            -
   0 shares; cost $0
                                         ------------    ------------ ------------    ------------ ------------ ------------
Total Investments                              19,061           1,743      143,186               -            -       46,537
Cash and Accounts Receivable                        -               -            -               -            -            -
Due from MetLife Investors Insurance
 Company                                            -               5            -               -            -            -
                                         ------------    ------------ ------------    ------------ ------------ ------------
Total Assets                                   19,061           1,748      143,186               -            -       46,537
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            1               -            1               -            -            -
                                         ------------    ------------ ------------    ------------ ------------ ------------
NET ASSETS                               $     19,060    $      1,748 $    143,185    $          - $          - $     46,537
                                         ============    ============ ============    ============ ============ ============
Outstanding Units                               1,305             141       10,593               -            -          419
Single Premium Variable Life Unit
 Values                                                  $      12.53 $      13.64
Flexible Premium Variable Life Unit
 Values                                  $      14.61    $      12.42 $      13.52    $     105.45 $     108.07 $     111.15

                                         ---------------------
                                           MetLife      MetLife
                                            Growth     Aggressive
                                           Strategy     Strategy
                                         Fund of Fund Fund of Fund
                                         ------------ ------------
ASSETS:
Investments at Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Neuberger Berman Real
 Estate Portfolio                        $          - $          -
   1,347 shares; cost $16,294
Met Investors Turner Mid-Cap Growth
 Portfolio                                          -            -
   144 shares; cost $1,604
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio                                    -            -
   11,418 shares; cost $152,989
Met Investors MetLife Defensive Strategy
 Portfolio                                          -            -
   0 shares; cost $0
Met Investors MetLife Moderate Strategy
 Portfolio                                          -            -
   0 shares; cost $0
Met Investors MetLife Balanced Strategy
 Portfolio                                          -            -
   4,261 shares; cost $45,383
Met Investors MetLife Growth Strategy
 Portfolio                                    302,528            -
   26,560 shares; cost $290,443
Met Investors MetLife Aggressive
 Strategy Portfolio                                 -            -
   0 shares; cost $0
                                         ------------ ------------
Total Investments                             302,528            -
Cash and Accounts Receivable                        -            -
Due from MetLife Investors Insurance
 Company                                            -            -
                                         ------------ ------------
Total Assets                                  302,528            -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            4            -
                                         ------------ ------------
NET ASSETS                               $    302,524 $          -
                                         ============ ============
Outstanding Units                               2,621            -
Single Premium Variable Life Unit
 Values
Flexible Premium Variable Life Unit
 Values                                  $     115.42 $     117.80

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                          Met Investors                             Russell
                                          ------------- ----------------------------------------------------------------
                                           Van Kampen   Multi-Style      Aggressive                      Core     Real Estate
                                            Comstock      Equity           Equity      Non-U.S.          Bond     Securities
                                            Portfolio      Fund             Fund         Fund            Fund        Fund
                                          ------------- ------------    ------------ ------------    ------------ ------------
ASSETS:
Investments at Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Van Kampen Comstock
 Portfolio                                $      6,186  $          -    $          - $          -    $          - $          -
   595 shares; cost $6,071
Russell Investment Funds (Russell):
Russell Multi-Style Equity Fund                      -             -               -            -               -            -
   0 shares; cost $0
Russell Aggressive Equity Fund                       -             -               -            -               -            -
   0 shares; cost $0
Russell Non-U.S. Fund                                -             -               -            -               -            -
   0 shares; cost $0
Russell Core Bond Fund                               -             -               -            -               -            -
   0 shares; cost $0
Russell Real Estate Securities Fund                  -             -               -            -               -            -
   0 shares; cost $0
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Capital Appreciation Fund                        -             -               -            -               -            -
   931 shares; cost $28,261
AIM International Growth Fund                        -             -               -            -               -            -
   0 shares; cost $0
                                          ------------  ------------    ------------ ------------    ------------ ------------
Total Investments                                6,186             -               -            -               -            -
Cash and Accounts Receivable                         -             -               -            -               -            -
Due from MetLife Investors Insurance
 Company                                             -             -               -            -               -            -
                                          ------------  ------------    ------------ ------------    ------------ ------------
Total Assets                                     6,186             -               -            -               -            -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -             -               -            -               -            -
                                          ------------  ------------    ------------ ------------    ------------ ------------
NET ASSETS                                $      6,186  $          -    $          - $          -    $          - $          -
                                          ============  ============    ============ ============    ============ ============
Outstanding Units                                   59             -               -            -               -            -
Single Premium Variable Life Unit Values
Flexible Premium Variable Life Unit
 Values                                   $     105.54  $       8.76    $      12.99 $      10.80    $      13.89 $      26.54

                                                     AIM
                                          --------------------------
                                            Capital    International
                                          Appreciation    Growth
                                              Fund         Fund
                                          ------------ -------------
ASSETS:
Investments at Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Van Kampen Comstock
 Portfolio                                $          - $          -
   595 shares; cost $6,071
Russell Investment Funds (Russell):
Russell Multi-Style Equity Fund                      -            -
   0 shares; cost $0
Russell Aggressive Equity Fund                       -            -
   0 shares; cost $0
Russell Non-U.S. Fund                                -            -
   0 shares; cost $0
Russell Core Bond Fund                               -            -
   0 shares; cost $0
Russell Real Estate Securities Fund                  -            -
   0 shares; cost $0
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Capital Appreciation Fund                   22,981            -
   931 shares; cost $28,261
AIM International Growth Fund                        -            -
   0 shares; cost $0
                                          ------------ ------------
Total Investments                               22,981            -
Cash and Accounts Receivable                         -            -
Due from MetLife Investors Insurance
 Company                                             -            -
                                          ------------ ------------
Total Assets                                    22,981            -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             1            -
                                          ------------ ------------
NET ASSETS                                $     22,980 $          -
                                          ============ ============
Outstanding Units                                2,123            -
Single Premium Variable Life Unit Values  $      10.82 $       9.75
Flexible Premium Variable Life Unit
 Values                                   $       7.10 $       9.45

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                 Scudder II                                               MetLife
                                          ------------------------- -------------------------------------------------------
                                                                                       Harris                    Capital
                                           Small-Cap    Government                     Oakmark     Jennison     Guardian
                                            Growth      Securities   Davis Venture  Focused Value   Growth     U.S. Equity
                                           Portfolio    Portfolio   Value Portfolio   Portfolio    Portfolio    Portfolio
                                          ------------ ------------ --------------- ------------- ------------ ------------
ASSETS:
Investments at Value:
Scudder Variable Series II (Scudder II),
 continued:
Scudder II Small-Cap Growth Portfolio     $          - $          -  $          -   $          -  $          - $          -
   0 shares; cost $0
Scudder II Government Securities
 Portfolio                                           -            -             -              -             -            -
   0 shares; cost $0
Metropolitan Series Fund, Inc. (MetLife):
MetLife Davis Venture Value Portfolio                -            -       915,469              -             -            -
   29,617 shares; cost $788,338
MetLife Harris Oakmark Focused Value
 Portfolio                                           -            -             -        573,226             -            -
   2,162 shares; cost $529,605
MetLife Jennison Growth Portfolio                    -            -             -              -       236,208            -
   19,080 shares; cost $193,041
MetLife Capital Guardian U.S. Equity
 Portfolio                                           -            -             -              -             -      135,668
   11,003 shares; cost $123,344
MetLife BlackRock Money Market
 Portfolio                                           -            -             -              -             -            -
   19,227 shares; cost $1,922,677
MetLife Stock Index Portfolio                        -            -             -              -             -            -
   14,474 shares; cost $414,544
                                          ------------ ------------  ------------   ------------  ------------ ------------
Total Investments                                    -            -       915,469        573,226       236,208      135,668
Cash and Accounts Receivable                         -            -             -              -             -            -
Due from MetLife Investors Insurance
 Company                                             -            -             1              -             2            -
                                          ------------ ------------  ------------   ------------  ------------ ------------
Total Assets                                         -            -       915,470        573,226       236,210      135,668
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -            -             -              4             -            -
                                          ------------ ------------  ------------   ------------  ------------ ------------
NET ASSETS                                $          - $          -  $    915,470   $    573,222  $    236,210 $    135,668
                                          ============ ============  ============   ============  ============ ============
Outstanding Units                                    -            -        66,364         40,455        15,304        1,079
Single Premium Variable Life Unit
 Values                                                                                                        $     125.78
Flexible Premium Variable Life Unit
 Values                                   $       6.14 $      13.35  $      13.79   $      14.17  $      15.43 $     123.26

                                          -----------------------------

                                           BlackRock
                                          Money Market     MetLife Stock
                                           Portfolio      Index Portfolio
                                          ------------    ---------------
ASSETS:
Investments at Value:
Scudder Variable Series II (Scudder II),
 continued:
Scudder II Small-Cap Growth Portfolio     $          -     $          -
   0 shares; cost $0
Scudder II Government Securities
 Portfolio                                           -                -
   0 shares; cost $0
Metropolitan Series Fund, Inc. (MetLife):
MetLife Davis Venture Value Portfolio                -                -
   29,617 shares; cost $788,338
MetLife Harris Oakmark Focused Value
 Portfolio                                           -                -
   2,162 shares; cost $529,605
MetLife Jennison Growth Portfolio                    -                -
   19,080 shares; cost $193,041
MetLife Capital Guardian U.S. Equity
 Portfolio                                           -                -
   11,003 shares; cost $123,344
MetLife BlackRock Money Market
 Portfolio                                   1,922,677                -
   19,227 shares; cost $1,922,677
MetLife Stock Index Portfolio                        -          480,524
   14,474 shares; cost $414,544
                                          ------------     ------------
Total Investments                            1,922,677          480,524
Cash and Accounts Receivable                         -                -
Due from MetLife Investors Insurance
 Company                                             5                -
                                          ------------     ------------
Total Assets                                 1,922,682          480,524
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -                1
                                          ------------     ------------
NET ASSETS                                $  1,922,682     $    480,523
                                          ============     ============
Outstanding Units                              167,631           41,696
Single Premium Variable Life Unit
 Values                                   $      10.44
Flexible Premium Variable Life Unit
 Values                                   $      11.47     $      11.52

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                     MetLife
                                    --------------------------------------------------------------------------
                                                 Salomon Brothers                  T. Rowe Price   T. Rowe Price
                                     BlackRock    Strategic Bond  Salomon Brothers   Small-Cap       Large-Cap
                                    Bond Income   Opportunities   U.S. Government     Growth          Growth
                                     Portfolio      Portfolio        Portfolio       Portfolio       Portfolio
                                    ------------ ---------------- ---------------- -------------   -------------
ASSETS:
Investments at Value:
Metropolitan Series Fund, Inc.
 (MetLife), continued:
MetLife BlackRock Bond Income
 Portfolio                          $          -   $          -     $          -   $          -    $          -
   0 shares; cost $0
MetLife Salomon Brothers Strategic
 Bond Opportunities Portfolio                  -              -                -              -               -
   0 shares; cost $0
MetLife Salomon Brothers U.S.
 Government Portfolio                          -              -            2,204              -               -
   181 shares; cost $2,201
MetLife T. Rowe Price Small-Cap
 Growth Portfolio                              -              -                -          4,108               -
   272 shares; cost $3,402
MetLife T. Rowe Price Large-Cap
 Growth Portfolio                              -              -                -              -               -
   0 shares; cost $0
Putnam Variable Trust (Putnam):
Putnam Growth and Income Fund                  -              -                -              -               -
   0 shares; cost $0
Putnam Vista Fund                              -              -                -              -               -
   0 shares; cost $0
Franklin Templeton Variable
 Insurance Products:
Templeton Growth Securities Fund               -              -                -              -               -
   3,028 shares; cost $42,773
                                    ------------   ------------     ------------   ------------    ------------
Total Investments                              -              -            2,204          4,108               -
Cash and Accounts Receivable                   -              -                -              -               -
Due from MetLife Investors
 Insurance Company                             -              -                5              -               -
                                    ------------   ------------     ------------   ------------    ------------
Total Assets                                   -              -            2,209          4,108               -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       -              -                -              -               -
                                    ------------   ------------     ------------   ------------    ------------
NET ASSETS                          $          -   $          -     $      2,209   $      4,108    $          -
                                    ============   ============     ============   ============    ============
Outstanding Units                              -              -               12            248               -
Single Premium Variable Life Unit
 Values                                                                            $      16.57    $      14.22
Flexible Premium Variable Life Unit
 Values                             $      57.72   $      22.56     $     178.21   $      15.78    $      13.67

                                             Putnam                    Templeton
                                    -------------------------       ---------------

                                     Growth and
                                       Income                           Growth
                                        Fund         Vista Fund     Securities Fund
                                    ------------    ------------    ---------------
ASSETS:
Investments at Value:
Metropolitan Series Fund, Inc.
 (MetLife), continued:
MetLife BlackRock Bond Income
 Portfolio                          $          -    $          -     $          -
   0 shares; cost $0
MetLife Salomon Brothers Strategic
 Bond Opportunities Portfolio                  -               -                -
   0 shares; cost $0
MetLife Salomon Brothers U.S.
 Government Portfolio                          -               -                -
   181 shares; cost $2,201
MetLife T. Rowe Price Small-Cap
 Growth Portfolio                              -               -                -
   272 shares; cost $3,402
MetLife T. Rowe Price Large-Cap
 Growth Portfolio                              -               -                -
   0 shares; cost $0
Putnam Variable Trust (Putnam):
Putnam Growth and Income Fund                  -               -                -
   0 shares; cost $0
Putnam Vista Fund                              -               -                -
   0 shares; cost $0
Franklin Templeton Variable
 Insurance Products:
Templeton Growth Securities Fund               -               -           42,335
   3,028 shares; cost $42,773
                                    ------------    ------------     ------------
Total Investments                              -               -           42,335
Cash and Accounts Receivable                   -               -                -
Due from MetLife Investors
 Insurance Company                             -               -                -
                                    ------------    ------------     ------------
Total Assets                                   -               -           42,335
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       -               -                -
                                    ------------    ------------     ------------
NET ASSETS                          $          -    $          -     $     42,335
                                    ============    ============     ============
Outstanding Units                              -               -            2,632
Single Premium Variable Life Unit
 Values                                                              $      16.08
Flexible Premium Variable Life Unit
 Values                             $      12.09    $       6.74

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                      Templeton
                                             ----------------------------
                                               Foreign         Developing
                                              Securities         Markets
                                                 Fund        Securities Fund
                                             ------------    ---------------
       ASSETS:
       Investments at Value:
       Franklin Templeton Variable Insurance
        Products, continued:
       Templeton Foreign Securities Fund     $          -     $          -
          0 shares; cost $0
       Templeton Developing Markets
        Securities Fund                                 -                -
          0 shares; cost $0
                                             ------------     ------------
       Total Investments                                -                -
       Cash and Accounts Receivable                     -                -
       Due from MetLife Investors Insurance
        Company                                         -                -
                                             ------------     ------------
       Total Assets                                     -                -
       LIABILITIES:
       Due to MetLife Investors Insurance
        Company                                         -                -
                                             ------------     ------------
       NET ASSETS                            $          -     $          -
                                             ============     ============
       Outstanding Units                                -                -
       Single Premium Variable Life Unit
        Values                               $      12.67
       Flexible Premium Variable Life Unit
        Values                               $      11.96     $      17.71

See Accompanying Notes to Financial Statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                                    Lord Abbett Growth and Income                   Lord Abbett Bond Debenture
                                              Portfolio                                     Portfolio
                            --------------------------------------------- ---------------------------------------------
                                 2005            2004           2003           2005            2004           2003
                            --------------  -------------- -------------- --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $       53,339  $        6,679 $        7,361 $       22,284  $       14,874 $        6,575
Expenses:
 Mortality and expense
   charges                           2,676           1,192            504          1,255             941            507
                            --------------  -------------- -------------- --------------  -------------- --------------
    Net investment
     (loss) income                  50,663           5,487          6,857         21,029          13,933          6,068
                            --------------  -------------- -------------- --------------  -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            12,986          14,196            877          2,558           3,540           (577)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,244)        145,763        269,451        (15,815)         16,268         47,628
                            --------------  -------------- -------------- --------------  -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    11,742         159,959        270,328        (13,257)         19,808         47,051
                            --------------  -------------- -------------- --------------  -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       62,405  $      165,446 $      277,185 $        7,772  $       33,741 $       53,119
                            ==============  ============== ============== ==============  ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                  Met Investors
                            -----------------------------------------------------------------------------------------
                                  Lord Abbett Developing Growth               Lord Abbett Growth Opportunities
                                            Portfolio                                    Portfolio
                            -----------------------------------------  ----------------------------------------------
                                                          2003 (e)          2005            2004          2003 (h)
                                                       --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                             $            -  $          115  $            -  $            -
Expenses:
 Mortality and expense
   charges                                                          -               -               -               -
                                                       --------------  --------------  --------------  --------------
    Net investment
     (loss) income                                                  -             115               -               -
                                                       --------------  --------------  --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                                         (796)              3             103              40
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                    808             (41)           (207)            333
                                                       --------------  --------------  --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                                   12             (38)           (104)            373
                                                       --------------  --------------  --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                                   $           12  $           77  $         (104) $          373
                                                       ==============  ==============  ==============  ==============

(e) For the period from January 1, 2003 to April 25, 2003
(h) For the period from April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                Met Investors
                            -------------------------------------------------------------------------------------
                                     Lord Abbett Mid-Cap Value                   JP Morgan Enhanced Index
                                             Portfolio                                   Portfolio
                            -------------------------------------------- ----------------------------------------
                                 2005           2004           2003                                   2003 (e)
                            -------------- -------------- --------------                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $        8,800 $        5,308 $        1,078                           $        4,231
Expenses:
 Mortality and expense
   charges                              13             15             11                                        -
                            -------------- -------------- --------------                           --------------
    Net investment
     (loss) income                   8,787          5,293          1,067                                    4,231
                            -------------- -------------- --------------                           --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions             2,534          6,283          2,872                                 (213,173)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       5,177         30,219         33,818                                  217,201
                            -------------- -------------- --------------                           --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                     7,711         36,502         36,690                                    4,028
                            -------------- -------------- --------------                           --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       16,498 $       41,795 $       37,757                           $        8,259
                            ============== ============== ==============                           ==============

(e) For the period from January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                 Met Investors
                            --------------------------------------------------------------------------------------
                                  JP Morgan International Equity                  JP Morgan Quality Bond
                                            Portfolio                                   Portfolio
                            -----------------------------------------  -------------------------------------------
                                                          2003 (e)                         2004 (d)         2003
                                                       --------------                   -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                             $          529                   $            - $            -
Expenses:
 Mortality and expense
   charges                                                          -                                -              -
                                                       --------------                   -------------- --------------
    Net investment
     (loss) income                                                529                                -              -
                                                       --------------                   -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                                      (59,752)                               -            523
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                 56,859                                -            (42)
                                                       --------------                   -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                               (2,893)                               -            481
                                                       --------------                   -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                                   $       (2,364)                  $            - $          481
                                                       ==============                   ============== ==============

(d) For the period from January 1, 2004 to November 19, 2004
(e) For the period from January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                                       JP Morgan Select Equity                   Met/Putnam Capital Opportunities
                                              Portfolio                                     Portfolio
                            --------------------------------------------  ---------------------------------------------
                                             2004 (d)          2003            2005           2004            2003
                                          --------------  --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS)
 :
Income:
 Dividends                                $        2,215  $          702  $          402 $            -  $            -
Expenses:
 Mortality and expense
   charges                                             -               -               -              -               -
                                          --------------  --------------  -------------- --------------  --------------
    Net investment
     (loss) income                                 2,215             702             402              -               -
                                          --------------  --------------  -------------- --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                         (30,697)         (1,410)            382            (52)           (560)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    38,179          33,895          12,031         19,716          23,209
                                          --------------  --------------  -------------- --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                   7,482          32,485          12,413         19,664          22,649
                                          --------------  --------------  -------------- --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                      $        9,697  $       33,187  $       12,815 $       19,664  $       22,649
                                          ==============  ==============  ============== ==============  ==============

(d) For the period from January 1, 2004 to November 19, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                   Oppenheimer Capital Appreciation                PIMCO Inflation Protected Bond
                                              Portfolio                                      Portfolio
                            ---------------------------------------------  ----------------------------------------------
                                 2005            2004           2003            2005            2004          2003 (i)
                            --------------  -------------- --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS)
  :
Income:
 Dividends                  $        3,495  $        7,290 $            -  $          479  $       10,193  $           83
Expenses:
 Mortality and expense
   charges                           1,227             649            284           1,383             518              25
                            --------------  -------------- --------------  --------------  --------------  --------------
    Net investment
     (loss) income                   2,268           6,641           (284)           (904)          9,675              58
                            --------------  -------------- --------------  --------------  --------------  --------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            12,752           1,254            194           1,124             134             405
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,512)            338         14,185           2,113          (2,198)             60
                            --------------  -------------- --------------  --------------  --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    11,240           1,592         14,379           3,237          (2,064)            465
                            --------------  -------------- --------------  --------------  --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       13,508  $        8,233 $       14,095  $        2,333  $        7,611  $          523
                            ==============  ============== ==============  ==============  ==============  ==============

(i) For the period from May 1, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                                        Janus Aggressive Growth                         Met/Putnam Research
                                               Portfolio                                     Portfolio
                            ----------------------------------------------  -------------------------------------------
                                 2005            2004            2003                       2004 (d)          2003
                            --------------  --------------  --------------               --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $          292  $            -  $            -               $          202  $            6
Expenses:
 Mortality and expense
   charges                           1,477           1,143             688                          106             107
                            --------------  --------------  --------------               --------------  --------------
    Net investment
     (loss) income                  (1,185)         (1,143)           (688)                          96            (101)
                            --------------  --------------  --------------               --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            17,193           2,272             482                        4,422              45
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      22,659          16,433          34,646                       (3,983)          4,233
                            --------------  --------------  --------------               --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    39,852          18,705          35,128                          439           4,278
                            --------------  --------------  --------------               --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       38,667  $       17,562  $       34,440               $          535  $        4,177
                            ==============  ==============  ==============               ==============  ==============

(d) For the period from January 1, 2004 to November 19, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                                       PIMCO Total Return Bond                          PIMCO Money Market
                                              Portfolio                                     Portfolio
                            ---------------------------------------------  --------------------------------------------
                                 2005           2004            2003          2005 (a)         2004           2003
                            -------------- --------------  --------------  -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $        4,465 $       26,289  $        3,248  $       13,258 $       19,146 $       18,701
Expenses:
 Mortality and expense
   charges                           2,719          1,802           1,226           3,550         12,266         15,124
                            -------------- --------------  --------------  -------------- -------------- --------------
    Net investment
     (loss) income                   1,746         24,487           2,022           9,708          6,880          3,577
                            -------------- --------------  --------------  -------------- -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions               923          1,804           8,057               -              -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       7,116        (11,054)           (604)              -              -              -
                            -------------- --------------  --------------  -------------- -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                     8,039         (9,250)          7,453               -              -              -
                            -------------- --------------  --------------  -------------- -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $        9,785 $       15,237  $        9,475  $        9,708 $        6,880 $        3,577
                            ============== ==============  ==============  ============== ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                         RCM Global Technology                       T. Rowe Price Mid-Cap Growth
                                               Portfolio                                      Portfolio
                            ----------------------------------------------  ---------------------------------------------
                                 2005            2004            2003            2005           2004            2003
                            --------------  --------------  --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $          616  $            1  $            -  $        8,566 $            -  $            -
Expenses:
 Mortality and expense
   charges                             413             345              49           1,839            800             278
                            --------------  --------------  --------------  -------------- --------------  --------------
    Net investment
     (loss) income                     203            (264)            (49)          6,727           (800)           (278)
                            --------------  --------------  --------------  -------------- --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            (2,734)            (27)          1,134          12,405          1,646           1,241
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      10,156           1,819           2,018          32,267         25,242          14,344
                            --------------  --------------  --------------  -------------- --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                     7,422           1,792           3,152          44,672         26,888          15,585
                            --------------  --------------  --------------  -------------- --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $        7,625  $        1,528  $        3,103  $       51,399 $       26,088  $       15,307
                            ==============  ==============  ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                      MFS Research International                        AIM Small-Cap Growth
                                              Portfolio                                       Portfolio
                            ---------------------------------------------- ----------------------------------------------
                                 2005            2004            2003           2005            2004            2003
                            --------------  --------------  -------------- --------------  --------------  --------------
INVESTMENT INCOME (LOSS)
 :
Income:
 Dividends                  $       16,196  $          769  $          854 $        6,397  $            -  $            -
Expenses:
 Mortality and expense
   charges                           1,026           1,011             217          1,664           1,665             695
                            --------------  --------------  -------------- --------------  --------------  --------------
    Net investment
     (loss) income                  15,170            (242)            637          4,733          (1,665)           (695)
                            --------------  --------------  -------------- --------------  --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            44,457           4,183           1,858         23,734           2,202             891
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     (15,948)         49,253          33,574         (5,373)         21,277          45,251
                            --------------  --------------  -------------- --------------  --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    28,509          53,436          35,432         18,361          23,479          46,142
                            --------------  --------------  -------------- --------------  --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       43,679  $       53,194  $       36,069 $       23,094  $       21,814  $       45,447
                            ==============  ==============  ============== ==============  ==============  ==============


See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003


                                                  -------------------------------
                                                                  Lazard Mid-Cap
                                                                    Portfolio B
                                                  -------------------------------
                                                       2005            2004
                                                  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $       50,125  $            -
Expenses:
  Mortality and expense charges                            2,339           1,751
                                                  --------------  --------------
    Net investment (loss) income                          47,786          (1,751)
                                                  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            6,928           3,454
  Change in unrealized appreciation
   (depreciation) of investments                         (22,178)         41,950
                                                  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                      (15,250)         45,404
                                                  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       32,536  $       43,653
                                                  ==============  ==============

                                                           Met Investors
                                                  --------------------------------------------------------------
                                                                          Harris Oakmark International
                                                                                    Portfolio
                                                  --------------- ---------------------------------------------
                                                       2003            2005           2004            2003
                                                  --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          221  $        8,471 $           59  $        1,219
Expenses:
  Mortality and expense charges                              903           2,211            840             263
                                                  --------------  -------------- --------------  --------------
    Net investment (loss) income                            (682)          6,260           (781)            956
                                                  --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            2,921          43,419          1,924             473
  Change in unrealized appreciation
   (depreciation) of investments                          42,653           5,865         29,481          18,498
                                                  --------------  -------------- --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                       45,574          49,284         31,405          18,971
                                                  --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       44,892  $       55,544 $       30,624  $       19,927
                                                  ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                  Met Investors
                            -----------------------------------------------------------------------------------------
                                    Third Avenue Small-Cap Value                 Neuberger Berman Real Estate
                                              Portfolio                                    Portfolio
                            --------------------------------------------- -------------------------------------------
                                 2005            2004           2003           2005          2004 (f)
                            --------------  -------------- -------------- --------------  --------------      ------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $        1,220  $        7,255 $          651 $           23  $           36
Expenses:
 Mortality and expense
   charges                           1,878           1,289            504             94               2
                            --------------  -------------- -------------- --------------  --------------
    Net investment
     (loss) income                    (658)          5,966            147            (71)             34
                            --------------  -------------- -------------- --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            31,261           4,308          3,126          1,016               9
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      19,688          46,167         35,422          2,648             119
                            --------------  -------------- -------------- --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    50,949          50,475         38,548          3,664             128
                            --------------  -------------- -------------- --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       50,291  $       56,441 $       38,695 $        3,593  $          162
                            ==============  ============== ============== ==============  ==============

(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                Met Investors
                            --------------------------------------------------------------------------------------
                                      Turner Mid-Cap Growth                    Goldman Sachs Mid-Cap Value
                                            Portfolio                                   Portfolio
                            ------------------------------------------ -------------------------------------------
                                 2005         2004 (f)                      2005          2004 (f)
                            -------------- --------------              --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $           57 $            -              $        9,938  $          186
Expenses:
 Mortality and expense
   charges                               8              -                         216               4
                            -------------- --------------              --------------  --------------
    Net investment
     (loss) income                      49              -                       9,722             182
                            -------------- --------------              --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                48              -                       5,288               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         139              -                      (9,978)            175
                            -------------- --------------              --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                       187              -                      (4,690)            175
                            -------------- --------------              --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $          236 $            -              $        5,032  $          357
                            ============== ==============              ==============  ==============

(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                              Met Investors
                            ---------------------------------------------------------------------------------
                                   MetLife Defensive Strategy               MetLife Moderate Strategy
                                          Fund of Fund                             Fund of Fund
                            ---------------------------------------- ----------------------------------------
                               2005 (b)                                 2005 (b)
                            --------------                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            -                           $            -
Expenses:
 Mortality and expense
   charges                               -                                        -
                            --------------                           --------------
    Net investment
     (loss) income                       -                                        -
                            --------------                           --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -                                        -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                                        -
                            --------------                           --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -                                        -
                            --------------                           --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            -                           $            -
                            ==============                           ==============

(b) For the period from May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                              Met Investors
                            ---------------------------------------------------------------------------------
                                   MetLife Balanced Strategy                 MetLife Growth Strategy
                                          Fund of Fund                             Fund of Fund
                            ---------------------------------------- ----------------------------------------
                               2005 (b)                                 2005 (b)
                            --------------                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $          614                           $        3,821
Expenses:
 Mortality and expense
   charges                              66                                      476
                            --------------                           --------------
    Net investment
     (loss) income                     548                                    3,345
                            --------------                           --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                18                                      402
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       1,154                                   12,085
                            --------------                           --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                     1,172                                   12,487
                            --------------                           --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $        1,720                           $       15,832
                            ==============                           ==============

(b) For the period from May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                              Met Investors
                            ---------------------------------------------------------------------------------
                                  MetLife Aggressive Strategy                  Van Kampen Comstock
                                          Fund of Fund                              Portfolio
                            ---------------------------------------- ----------------------------------------
                               2005 (b)                                 2005 (b)
                            --------------                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            -                           $          114
Expenses:
 Mortality and expense
   charges                               -                                       16
                            --------------                           --------------
    Net investment
     (loss) income                       -                                       98
                            --------------                           --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -                                       37
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                                      115
                            --------------                           --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -                                      152
                            --------------                           --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            -                           $          250
                            ==============                           ==============

(b) For the period from May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                               GACC                                       Russell
                            -----------------------------------------  --------------------------------------------
                                           Money Market                             Multi-Style Equity
                                               Fund                                        Fund
                            -----------------------------------------  --------------------------------------------
                                2005          2004        2003 (e)          2005           2004           2003
                            ------------- ------------ --------------  -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                             $            9  $            - $            - $            -
Expenses:
 Mortality and expense
   charges                                                          -               -              -              -
                                                       --------------  -------------- -------------- --------------
    Net investment
     (loss) income                                                  9               -              -              -
                                                       --------------  -------------- -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                                          (46)              -              -            (35)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                     46               -              -             43
                                                       --------------  -------------- -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                                    -               -              -              8
                                                       --------------  -------------- -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                                   $            9  $            - $            - $            8
                                                       ==============  ============== ============== ==============

(e) For the period from January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                      Russell
                            ------------------------------------------------------------------------------------------
                                          Aggressive Equity                                 Non-U.S.
                                                Fund                                          Fund
                            --------------------------------------------  --------------------------------------------
                                 2005           2004           2003            2005           2004           2003
                            -------------- -------------- --------------  -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            - $            - $            -  $            - $            - $            -
Expenses:
 Mortality and expense
   charges                               -              -              -               -              -              -
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net investment
     (loss) income                       -              -              -               -              -              -
                            -------------- -------------- --------------  -------------- -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -              -            (12)              -              -            (36)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             33               -              -             46
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -              -             21               -              -             10
                            -------------- -------------- --------------  -------------- -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            - $            - $           21  $            - $            - $           10
                            ============== ============== ==============  ============== ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003


                                                  -----------------------------
                                                                    Core Bond
                                                                      Fund
                                                  -----------------------------
                                                       2005           2004
                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            - $            -
Expenses:
  Mortality and expense charges                                -              -
                                                  -------------- --------------
    Net investment (loss) income                               -              -
                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                -              -
  Change in unrealized appreciation
   (depreciation) of investments                               -              -
                                                  -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                            -              -
                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            - $            -
                                                  ============== ==============

                                                               Russell
                                                  -------------------------------------------------------------
                                                                             Real Estate Securities
                                                                                      Fund
                                                  --------------- --------------------------------------------
                                                       2003            2005              2004           2003
                                                  --------------  --------------    -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            2  $            -    $            - $            3
Expenses:
  Mortality and expense charges                                -               -                 -              -
                                                  --------------  --------------    -------------- --------------
    Net investment (loss) income                               2               -                 -              3
                                                  --------------  --------------    -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                               10               -                 -             35
  Change in unrealized appreciation
   (depreciation) of investments                              (8)              -                 -            (11)
                                                  --------------  --------------    -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                            2               -                 -             24
                                                  --------------  --------------    -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            4  $            -    $            - $           27
                                                  ==============  ==============    ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                        AIM
                            -------------------------------------------------------------------------------------------
                                           Premier Equity                             Capital Appreciation
                                                Fund                                          Fund
                            -------------------------------------------  ----------------------------------------------
                                            2004 (c)          2003            2005              2004            2003
                                         --------------  --------------  --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                               $            -  $          128  $           14    $            -  $            -
Expenses:
 Mortality and expense
   charges                                            -               -               -                 -               -
                                         --------------  --------------  --------------    --------------  --------------
    Net investment
     (loss) income                                    -             128              14                 -               -
                                         --------------  --------------  --------------    --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                        (25,327)           (785)           (169)             (211)           (360)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   24,739           9,911           2,024             1,553           5,162
                                         --------------  --------------  --------------    --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                   (588)          9,126           1,855             1,342           4,802
                                         --------------  --------------  --------------    --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                     $         (588) $        9,254  $        1,869    $        1,342  $        4,802
                                         ==============  ==============  ==============    ==============  ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                 AIM                                        Alliance
                            --------------------------------------------  --------------------------------------------
                                        International Growth                             Premier Growth
                                                Fund                                        Portfolio
                            --------------------------------------------  --------------------------------------------
                                 2005           2004           2003                        2004 (c)          2003
                            -------------- -------------- --------------                --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            - $            - $            -                $            -  $            -
Expenses:
 Mortality and expense
   charges                               -              -              -                             7              21
                            -------------- -------------- --------------                --------------  --------------
    Net investment
     (loss) income                       -              -              -                            (7)            (21)
                            -------------- -------------- --------------                --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -              -            (82)                       (1,563)           (165)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             93                         1,489             956
                            -------------- -------------- --------------                --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -              -             11                           (74)            791
                            -------------- -------------- --------------                --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            - $            - $           11                $          (81) $          770
                            ============== ============== ==============                ==============  ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                    Alliance
                                                  --------------------------------------------- ------------
                                                        Bernstein Real Estate Investment
                                                                    Portfolio
                                                  --------------------------------------------- ------------
                                                     2005 (a)          2004           2003
                                                  --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $           68 $           66
Expenses:
  Mortality and expense charges                                5              22             13
                                                  --------------  -------------- --------------
    Net investment (loss) income                              (5)             46             53
                                                  --------------  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            1,509              33             53
  Change in unrealized appreciation
   (depreciation) of investments                          (1,636)            837            688
                                                  --------------  -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                         (127)            870            741
                                                  --------------  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $         (132) $          916 $          794
                                                  ==============  ============== ==============

                                                        Liberty
                                                  ------------------------------
                                                  Newport Tiger Fund,
                                                    Variable Series
                                                  ------------------------------
                                                     2004 (c)         2003
                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            - $            -
Expenses:
  Mortality and expense charges                                -              -
                                                  -------------- --------------
    Net investment (loss) income                               -              -
                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                -            (29)
  Change in unrealized appreciation
   (depreciation) of investments                               -             41
                                                  -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                            -             12
                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            - $           12
                                                  ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                 Goldman Sachs
                            --------------------------------------------------------------------------------------
                                         Growth and Income                         International Equity
                                               Fund                                        Fund
                            ------------------------------------------  ------------------------------------------
                                            2004 (c)         2003                       2004 (c)         2003
                                         -------------- --------------               -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                               $            - $            -               $            - $            -
Expenses:
 Mortality and expense
   charges                                            -              -                            -              -
                                         -------------- --------------               -------------- --------------
    Net investment
     (loss) income                                    -              -                            -              -
                                         -------------- --------------               -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                              -            (19)                           -            (43)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                        -             26                            -             51
                                         -------------- --------------               -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                      -              7                            -              8
                                         -------------- --------------               -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                     $            - $            7               $            - $            8
                                         ============== ==============               ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                    Scudder II
                            ------------------------------------------------------------------------------------------
                                          Small-Cap Growth                           Dreman Small-Cap Value
                                              Portfolio                                     Portfolio
                            --------------------------------------------  --------------------------------------------
                                 2005           2004           2003          2005 (a)         2004           2003
                            -------------- -------------- --------------  -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            - $            - $            -  $            - $            - $            3
Expenses:
 Mortality and expense
   charges                               -              -              -               -              -              -
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net investment
     (loss) income                       -              -              -               -              -              3
                            -------------- -------------- --------------  -------------- -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -              -            (59)              -              -             28
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             70               -              -             (9)
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -              -             11               -              -             19
                            -------------- -------------- --------------  -------------- -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            - $            - $           11  $            - $            - $           22
                            ============== ============== ==============  ============== ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                             Scudder II                                       MFS
                            --------------------------------------------  -------------------------------------------
                                        Government Securities                               Research
                                              Portfolio                                      Series
                            --------------------------------------------  -------------------------------------------
                                 2005           2004           2003                        2004 (c)         2003
                            -------------- -------------- --------------                -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            - $            - $            6                $            - $            -
Expenses:
 Mortality and expense
   charges                               -              -              -                             -              -
                            -------------- -------------- --------------                -------------- --------------
    Net investment
     (loss) income                       -              -              6                             -              -
                            -------------- -------------- --------------                -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -              -             12                             -            (50)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -            (18)                            -             57
                            -------------- -------------- --------------                -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -              -             (6)                            -              7
                            -------------- -------------- --------------                -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            - $            - $            -                $            - $            7
                            ============== ============== ==============                ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                                               MFS
                                                  ----------------------------------------------------------------
                                                                   High Income                                   I
                                                                      Series
                                                  ---------------------------------------------  -----------------
                                                     2005 (a)          2004           2003          2005 (a)
                                                  --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          142  $           95 $           85  $           27
Expenses:
  Mortality and expense charges                                3              12             11               7
                                                  --------------  -------------- --------------  --------------
    Net investment (loss) income                             139              83             74              20
                                                  --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                              (12)              3             (6)           (420)
  Change in unrealized appreciation
   (depreciation) of investments                            (188)             84            249             203
                                                  --------------  -------------- --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                         (200)             87            243            (217)
                                                  --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $          (61) $          170 $          317  $         (197)
                                                  ==============  ============== ==============  ==============

                                                  -----------------------------
                                                  nvestors Trust
                                                     Series
                                                  -----------------------------
                                                       2004            2003
                                                  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $           28  $           28
Expenses:
  Mortality and expense charges                               28              23
                                                  --------------  --------------
    Net investment (loss) income                               -               5
                                                  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                              (21)            (96)
  Change in unrealized appreciation
   (depreciation) of investments                             497             919
                                                  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                          476             823
                                                  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $          476  $          828
                                                  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                                               MFS
                                                     ------------------------------------------------------------
                                                                   Emerging Growth                             St
                                                                       Series
                                                     ------------------------------------------  ----------------
                                                                     2004 (c)         2003
                                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            - $            -
Expenses:
  Mortality and expense charges                                                -              -
                                                                  -------------- --------------
    Net investment (loss) income                                               -              -
                                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                                -            (61)
  Change in unrealized appreciation (depreciation)
   of investments                                                              -             68
                                                                  -------------- --------------
    Net realized and unrealized gains (losses) on
     investments                                                               -              7
                                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $            - $            7
                                                                  ============== ==============

                                                     ---------------------------
                                                     rategic Income
                                                        Series
                                                     ---------------------------
                                                        2004 (c)         2003
                                                     -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            - $            7
Expenses:
  Mortality and expense charges                                   -              -
                                                     -------------- --------------
    Net investment (loss) income                                  -              7
                                                     -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                   -             10
  Change in unrealized appreciation (depreciation)
   of investments                                                 -            (12)
                                                     -------------- --------------
    Net realized and unrealized gains (losses) on
     investments                                                  -             (2)
                                                     -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $            - $            5
                                                     ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003


                                                  -------------------------------
                                                                   New Discovery
                                                                      Series
                                                  -------------------------------
                                                     2005 (a)          2004
                                                  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $            -
Expenses:
  Mortality and expense charges                                5              18
                                                  --------------  --------------
    Net investment (loss) income                              (5)            (18)
                                                  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                             (605)            (14)
  Change in unrealized appreciation
   (depreciation) of investments                             169             208
                                                  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                         (436)            194
                                                  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $         (441) $          176
                                                  ==============  ==============

                                                                 MFS
                                                  ---------------------------------------------------------------
                                                                                 Capital Appreciation
                                                                                         Fund
                                                  ---------------   ----------------------------------------------
                                                       2003            2005 (a)          2004            2003
                                                  --------------    --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -    $          451  $          150  $          141
Expenses:
  Mortality and expense charges                               15                87             262             216
                                                  --------------    --------------  --------------  --------------
    Net investment (loss) income                             (15)              364            (112)            (75)
                                                  --------------    --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                              (61)           12,309             228             119
  Change in unrealized appreciation
   (depreciation) of investments                             883           (15,091)          2,873          10,449
                                                  --------------    --------------  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                          822            (2,782)          3,101          10,568
                                                  --------------    --------------  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $          807    $       (2,418) $        2,989  $       10,493
                                                  ==============    ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                                            Oppenheimer
                                                     ----------------------------------------------------------------
                                                            Main Street Growth and Income
                                                                         Fund
                                                     -------------------------------------------       --------------
                                                                      2004 (c)            2003
                                                                   --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                        $            -    $            1
Expenses:
  Mortality and expense charges                                                 -                 -
                                                                   --------------    --------------
    Net investment (loss) income                                                -                 1
                                                                   --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                                 -               (27)
  Change in unrealized appreciation (depreciation)
   of investments                                                               -                35
                                                                   --------------    --------------
    Net realized and unrealized gains (losses) on
     investments                                                                -                 8
                                                                   --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                    $            -    $            9
                                                                   ==============    ==============

                                                     ------------------------
                                                       High Income
                                                           Fund
                                                     -----------------------------
                                                        2004 (c)            2003
                                                     --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            -    $            8
Expenses:
  Mortality and expense charges                                   -                 -
                                                     --------------    --------------
    Net investment (loss) income                                  -                 8
                                                     --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                   -               (17)
  Change in unrealized appreciation (depreciation)
   of investments                                                 -                23
                                                     --------------    --------------
    Net realized and unrealized gains (losses) on
     investments                                                  -                 6
                                                     --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $            -    $           14
                                                     ==============    ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                       Oppenheimer
                                 ---------------------------------------------------------------------------------------
                                                     Bond                                   Strategic Bond
                                                     Fund                                        Fund
                                 -------------------------------------------- ------------------------------------------
                                                  2004 (c)          2003                      2004 (c)         2003
                                               --------------  --------------              -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                     $          292  $          347              $            - $            8
Expenses:
 Mortality and expense charges                             11              35                           -              -
                                               --------------  --------------              -------------- --------------
    Net investment (loss)
     income                                               281             312                           -              8
                                               --------------  --------------              -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                              88              13                           -              2
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                           (351)             53                           -              -
                                               --------------  --------------              -------------- --------------
    Net realized and
     unrealized gains
     (losses) on investments                             (263)             66                           -              2
                                               --------------  --------------              -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                           $           18  $          378              $            - $           10
                                               ==============  ==============              ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                       MetLife
                            --------------------------------------------------------------------------------------------
                                         Davis Venture Value                        Harris Oakmark Focused Value
                                              Portfolio                                      Portfolio
                            ---------------------------------------------  ---------------------------------------------
                                 2005           2004            2003            2005            2004           2003
                            -------------- --------------  --------------  --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $        5,026 $        2,208  $          238  $        4,117  $        2,520 $           71
Expenses:
 Mortality and expense
   charges                           4,021          2,279             709           2,130           1,378            407
                            -------------- --------------  --------------  --------------  -------------- --------------
    Net investment
     (loss) income                   1,005            (71)           (471)          1,987           1,142           (336)
                            -------------- --------------  --------------  --------------  -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            28,976          4,626           3,494          34,635           3,227          1,272
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      44,202         44,876          37,991          (1,482)         22,565         22,920
                            -------------- --------------  --------------  --------------  -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    73,178         49,502          41,485          33,153          25,792         24,192
                            -------------- --------------  --------------  --------------  -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       74,183 $       49,431  $       41,014  $       35,140  $       26,934 $       23,856
                            ============== ==============  ==============  ==============  ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                     MetLife
                            ------------------------------------------------------------------------------------------
                                            Jennison Growth                        Capital Guardian U.S. Equity
                                               Portfolio                                    Portfolio
                            ----------------------------------------------  ------------------------------------------
                                 2005            2004            2003            2005         2004 (g)
                            --------------  --------------  --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $          753  $          100  $            7  $           34 $            -
Expenses:
 Mortality and expense
   charges                           1,072             598             189               -              -
                            --------------  --------------  --------------  -------------- --------------
    Net investment
     (loss) income                    (319)           (498)           (182)             34              -
                            --------------  --------------  --------------  -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions             4,105             968             641             112             10
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      24,404          10,770           8,251           7,259          5,065
                            --------------  --------------  --------------  -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    28,509          11,738           8,892           7,371          5,075
                            --------------  --------------  --------------  -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       28,190  $       11,240  $        8,710  $        7,405 $        5,075
                            ==============  ==============  ==============  ============== ==============

(g) For the period from Novermber 22, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                      MetLife
                            ------------------------------------------------------------------------------------------
                                       BlackRock Money Market                         MetLife Stock Index
                                             Portfolio                                     Portfolio
                            -------------------------------------------- ---------------------------------------------
                                 2005           2004         2003 (h)         2005            2004           2003
                            -------------- -------------- -------------- --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $       40,491 $           37 $           14 $        6,637  $        3,115 $        2,386
Expenses:
 Mortality and expense
   charges                           6,953             21             11          2,475           2,192            897
                            -------------- -------------- -------------- --------------  -------------- --------------
    Net investment
     (loss) income                  33,538             16              3          4,162             923          1,489
                            -------------- -------------- -------------- --------------  -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -              -              -         28,162           2,502           (347)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -              -        (13,160)         39,292         41,547
                            -------------- -------------- -------------- --------------  -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -              -              -         15,002          41,794         41,200
                            -------------- -------------- -------------- --------------  -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       33,538 $           16 $            3 $       19,164  $       42,717 $       42,689
                            ============== ============== ============== ==============  ============== ==============

(h) For the period from April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                    MetLife
                            ----------------------------------------------------------------------------------------
                                       BlackRock Bond Income             Salomon Brothers Strategic Bond Opportunities
                                             Portfolio                                    Portfolio
                            -------------------------------------------- -------------------------------------------
                                 2005          2004 (f)                       2005           2004 (f)
                            --------------  --------------               --------------   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $        1,349  $            -               $            -   $            -
Expenses:
 Mortality and expense
   charges                             121              80                            -                -
                            --------------  --------------               --------------   --------------
    Net investment
     (loss) income                   1,228             (80)                           -                -
                            --------------  --------------               --------------   --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions               228              15                            -                -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,282)          1,282                            -                -
                            --------------  --------------               --------------   --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    (1,054)          1,297                            -                -
                            --------------  --------------               --------------   --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $          174  $        1,217               $            -   $            -
                            ==============  ==============               ==============   ==============

(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                   MetLife
                            --------------------------------------------------------------------------------------
                                Salomon Brothers U.S. Government             T. Rowe Price Small-Cap Growth
                                            Portfolio                                  Portfolio
                            ----------------------------------------- --------------------------------------------
                               2005 (b)                                    2005         2004 (f)
                            --------------                            -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            -                            $            - $            -
Expenses:
 Mortality and expense
   charges                               9                                         -              -
                            --------------                            -------------- --------------
    Net investment
     (loss) income                      (9)                                        -              -
                            --------------                            -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                15                                        10             (1)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           3                                       400            306
                            --------------                            -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                        18                                       410            305
                            --------------                            -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            9                            $          410 $          305
                            ==============                            ============== ==============

(b) For the period from May 2, 2005 to December 31, 2005
(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                              MetLife                                             Putnam
                            -------------------------------------------       ----------------------------------------------
                                  T. Rowe Price Large-Cap Growth                             Growth and Income
                                             Portfolio                                             Fund
                            -------------------------------------------       ----------------------------------------------
                                 2005            2004 (f)                          2005            2004              2003
                            --------------    --------------                  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            -    $            -                  $           96  $           89    $           93
Expenses:
 Mortality and expense
   charges                               -                 -                              24              31                25
                            --------------    --------------                  --------------  --------------    --------------
    Net investment
     (loss) income                       -                 -                              72              58                68
                            --------------    --------------                  --------------  --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -                 -                              73             (10)              (91)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                 -                             (95)            475             1,113
                            --------------    --------------                  --------------  --------------    --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -                 -                             (22)            465             1,022
                            --------------    --------------                  --------------  --------------    --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            -    $            -                  $           50  $          523    $        1,090
                            ==============    ==============                  ==============  ==============    ==============

(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                                           Putnam
                                                  ---------------------------------------------------------------------------
                                                                  New Value                                      Vista
                                                                     Fund                                        Fund
                                                  ------------------------------------------ --------------------------------
                                                      2005        2004 (c)         2003           2005              2004
                                                  ------------ -------------- -------------- --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                    $            - $            2 $            -    $            -
Expenses:
  Mortality and expense charges                                             -              -              -                 -
                                                               -------------- -------------- --------------    --------------
    Net investment (loss) income                                            -              2              -                 -
                                                               -------------- -------------- --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                             -             10              -                 -
  Change in unrealized appreciation
   (depreciation) of investments                                            -              4              -                 -
                                                               -------------- -------------- --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                                         -             14              -                 -
                                                               -------------- -------------- --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                $            - $           16 $            -    $            -
                                                               ============== ============== ==============    ==============

                                                  ------------


                                                  ------------
                                                       2003
                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -
Expenses:
  Mortality and expense charges                                -
                                                  --------------
    Net investment (loss) income                               -
                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                              (59)
  Change in unrealized appreciation
   (depreciation) of investments                              68
                                                  --------------
    Net realized and unrealized gains (losses)
     on investments                                            9
                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            9
                                                  ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                      Putnam
                            ------------------------------------------------------------------------------------------
                                         International Growth                     International New Opportunities
                                                 Fund                                          Fund
                            ----------------------------------------------  ------------------------------------------
                               2005 (a)          2004            2003                       2004 (c)         2003
                            --------------  --------------  --------------               -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $           31  $           28  $           16               $            - $            -
Expenses:
 Mortality and expense
   charges                               3              11               8                            -              -
                            --------------  --------------  --------------               -------------- --------------
    Net investment
     (loss) income                      28              17               8                            -              -
                            --------------  --------------  --------------               -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                24              (4)            (42)                           -            (54)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (100)            241             407                            -             59
                            --------------  --------------  --------------               -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                       (76)            237             365                            -              5
                            --------------  --------------  --------------               -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $          (48) $          254  $          373               $            - $            5
                            ==============  ==============  ==============               ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                   Templeton
                            ---------------------------------------------------------------------------------------
                                     Global Income Securities                        Franklin Small-Cap
                                               Fund                                         Fund
                            ------------------------------------------  -------------------------------------------
                                            2004 (c)         2003                       2004 (c)          2003
                                         -------------- --------------               --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                               $            - $           11               $            -  $            -
Expenses:
 Mortality and expense
   charges                                            -              -                            -               -
                                         -------------- --------------               --------------  --------------
    Net investment
     (loss) income                                    -             11                            -               -
                                         -------------- --------------               --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                              -             20                       (1,907)           (173)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                        -            (20)                       1,939           1,184
                                         -------------- --------------               --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                      -              -                           32           1,011
                                         -------------- --------------               --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                     $            - $           11               $           32  $        1,011
                                         ============== ==============               ==============  ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                       Templeton
                            ----------------------------------------------------------------------------------------------
                                           Growth Securities                              Foreign Securities
                                                 Fund                                            Fund
                            ----------------------------------------------  ----------------------------------------------
                                 2005            2004            2003            2005            2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $          491  $          456  $          495  $           25  $           20  $           30
Expenses:
 Mortality and expense
   charges                               -               -               -              11              11               8
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net investment
     (loss) income                     491             456             495              14               9              22
                            --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions               (67)           (177)           (392)           (192)            (15)           (135)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       3,116           5,312           8,588             244             305             549
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                     3,049           5,135           8,196              52             290             414
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $        3,540  $        5,591  $        8,691  $           66  $          299  $          436
                            ==============  ==============  ==============  ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                    Templeton
                            -----------------------------------------------------------------------------------------
                                    Developing Markets Securities                  Mutual Shares Securities
                                                Fund                                         Fund
                            --------------------------------------------- -------------------------------------------
                                 2005            2004           2003                          2004 (c)         2003
                            --------------  -------------- --------------                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $           46  $           49 $           28                  $            - $            1
Expenses:
 Mortality and expense
   charges                              14              18             12                               -              -
                            --------------  -------------- --------------                  -------------- --------------
    Net investment
     (loss) income                      32              31             16                               -              1
                            --------------  -------------- --------------                  -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions             1,537              25             16                               -              5
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,176)            525            858                               -              8
                            --------------  -------------- --------------                  -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                       361             550            874                               -             13
                            --------------  -------------- --------------                  -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $          393  $          581 $          890                  $            - $           14
                            ==============  ============== ==============                  ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
For the years ended December 31, 2005, 2004 and 2003

                                                                        Templeton
                                                       -------------------------------------------
                                                           Franklin Large-Cap Growth Securities
                                                                           Fund
                                                       -------------------------------------------
                                                                           2004 (c)            2003
                                                                        --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                             $            -    $            1
Expenses:
  Mortality and expense charges                                                      -                 -
                                                                        --------------    --------------
    Net investment (loss) income                                                     -                 1
                                                                        --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                                      -               (34)
  Change in unrealized appreciation (depreciation) of
   investments                                                                       -                47
                                                                        --------------    --------------
    Net realized and unrealized gains (losses) on
     investments                                                                     -                13
                                                                        --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                         $            -    $           14
                                                                        ==============    ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements
                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                     Lord Abbett Growth and Income                      Lord Abbett Bond Debenture
                                               Portfolio                                         Portfolio
                            ----------------------------------------------    ----------------------------------------------
                                 2005            2004            2003              2005            2004              2003
                            --------------  --------------  --------------    --------------  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $       50,663  $        5,487  $        6,857    $       21,029  $       13,933    $        6,068
 Net realized gains
   (losses) from
   security transactions            12,986          14,196             877             2,558           3,540              (577)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,244)        145,763         269,451           (15,815)         16,268            47,628
                            --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                62,405         165,446         277,185             7,772          33,741            53,119
                            --------------  --------------  --------------    --------------  --------------    --------------
From capital
 transactions:
 Net purchase payments             109,009         111,760           8,126            35,938          39,141               605
 Net investment division
   transfers                       116,928          55,008         402,549            (2,010)         (1,503)          128,691
 Other net transfers               (25,679)        (55,019)        (29,204)           (7,465)        (17,493)           (1,412)
                            --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  200,258         111,749         381,471            26,463          20,145           127,884
                            --------------  --------------  --------------    --------------  --------------    --------------
    NET CHANGE IN NET
     ASSETS                        262,663         277,195         658,656            34,235          53,886           181,003
NET ASSETS - BEGINNING
 OF PERIOD                       1,491,889       1,214,694         556,038           461,036         407,150           226,147
                            --------------  --------------  --------------    --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                     $    1,754,552  $    1,491,889  $    1,214,694    $      495,271  $      461,036    $      407,150
                            ==============  ==============  ==============    ==============  ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                   Met Investors
                            ------------------------------------------------------------------------------------------
                                   Lord Abbett Developing Growth               Lord Abbett Growth Opportunities
                                             Portfolio                                     Portfolio
                            ------------------------------------------  ----------------------------------------------
                                                           2003 (e)          2005            2004          2003 (h)
                                                        --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                               $            -  $          115  $            -  $            -
 Net realized gains
   (losses) from
   security transactions                                          (796)              3             103              40
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                     808             (41)           (207)            333
                                                        --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                                12              77            (104)            373
                                                        --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                                               -               -               -               -
 Net investment division
   transfers                                                       822               -             255           1,184
 Other net transfers                                            (2,133)            (42)              -             (40)
                                                        --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                               (1,311)            (42)            255           1,144
                                                        --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                                     (1,299)             35             151           1,517
NET ASSETS - BEGINNING
 OF PERIOD                                                       1,299           1,668           1,517               -
                                                        --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                                 $            -  $        1,703  $        1,668  $        1,517
                                                        ==============  ==============  ==============  ==============

(e) For the period from January 1, 2003 to April 25, 2003
(h) For the period from April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                   Met Investors
                            ------------------------------------------------------------------------------------------
                                       Lord Abbett Mid-Cap Value                         JP Morgan Enhanced Index
                                               Portfolio                                         Portfolio
                            ----------------------------------------------      ------------------------------------------
                                 2005              2004            2003                                        2003 (e)
                            --------------    --------------  --------------                                --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $        8,787    $        5,293  $        1,067                                $        4,231
 Net realized gains
   (losses) from
   security transactions             2,534             6,283           2,872                                      (213,173)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       5,177            30,219          33,818                                       217,201
                            --------------    --------------  --------------                                --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                16,498            41,795          37,757                                         8,259
                            --------------    --------------  --------------                                --------------
From capital
 transactions:
 Net purchase payments                   -                 -               -                                             -
 Net investment division
   transfers                           (57)              (72)            (83)                                     (276,941)
 Other net transfers                (7,241)          (18,340)         (3,854)                                       (9,983)
                            --------------    --------------  --------------                                --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (7,298)          (18,412)         (3,937)                                     (286,924)
                            --------------    --------------  --------------                                --------------
    NET CHANGE IN NET
     ASSETS                          9,200            23,383          33,820                                      (278,665)
NET ASSETS - BEGINNING
 OF PERIOD                         204,333           180,950         147,130                                       278,665
                            --------------    --------------  --------------                                --------------
NET ASSETS - END OF
 PERIOD                     $      213,533    $      204,333  $      180,950                                $            -
                            ==============    ==============  ==============                                ==============

(e) For the period from January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                 Met Investors
                            ---------------------------------------------------------------------------------------
                                  JP Morgan International Equity                        JP Morgan Quality Bond
                                             Portfolio                                        Portfolio
                            ------------------------------------------       -------------------------------------------
                                                              2003 (e)                        2004 (d)            2003
                                                           --------------                  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                                  $          529                  $            -    $            -
 Net realized gains
   (losses) from
   security transactions                                          (59,752)                              -               523
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                     56,859                               -               (42)
                                                           --------------                  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                               (2,364)                              -               481
                                                           --------------                  --------------    --------------
From capital
 transactions:
 Net purchase payments                                                  -                               -                 -
 Net investment division
   transfers                                                      (57,472)                              -           (19,322)
 Other net transfers                                               (3,527)                              -              (633)
                                                           --------------                  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                                 (60,999)                              -           (19,955)
                                                           --------------                  --------------    --------------
    NET CHANGE IN NET
     ASSETS                                                       (63,363)                              -           (19,474)
NET ASSETS - BEGINNING
 OF PERIOD                                                         63,363                               -            19,474
                                                           --------------                  --------------    --------------
NET ASSETS - END OF
 PERIOD                                                    $            -                  $            -    $            -
                                                           ==============                  ==============    ==============

(d) For the period from January 1, 2004 to November 19, 2004
(e) For the period from January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                    Met Investors
                            --------------------------------------------------------------------------------------------
                                       JP Morgan Select Equity                   Met/Putnam Capital Opportunities
                                              Portfolio                                      Portfolio
                            --------------------------------------------  ----------------------------------------------
                                             2004 (d)          2003            2005            2004            2003
                                          --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $        2,215  $          702  $          402  $            -  $            -
 Net realized gains
   (losses) from
   security transactions                         (30,697)         (1,410)            382             (52)           (560)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    38,179          33,895          12,031          19,716          23,209
                                          --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                               9,697          33,187          12,815          19,664          22,649
                                          --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                                 -               -               -               -               -
 Net investment division
   transfers                                    (126,537)              -            (326)         12,824           2,029
 Other net transfers                             (14,147)         (2,731)         (3,067)         (2,682)         (3,200)
                                          --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                               (140,684)         (2,731)         (3,393)         10,142          (1,171)
                                          --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                     (130,987)         30,456           9,422          29,806          21,478
NET ASSETS - BEGINNING
 OF PERIOD                                       130,987         100,531         129,998         100,192          78,714
                                          --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -  $      130,987  $      139,420  $      129,998  $      100,192
                                          ==============  ==============  ==============  ==============  ==============

(d) For the period from January 1, 2004 to November 19, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                   Oppenheimer Capital Appreciation                PIMCO Inflation Protected Bond
                                              Portfolio                                      Portfolio
                            ---------------------------------------------  ----------------------------------------------
                                 2005            2004           2003            2005            2004          2003 (i)
                            --------------  -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $        2,268  $        6,641 $         (284) $         (904) $        9,675  $           58
 Net realized gains
   (losses) from
   security transactions            12,752           1,254            194           1,124             134             405
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,512)            338         14,185           2,113          (2,198)             60
                            --------------  -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                13,508           8,233         14,095           2,333           7,611             523
                            --------------  -------------- --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments             128,373          27,139            220          77,742          65,675               -
 Net investment division
   transfers                        39,403          20,231         88,656          19,554          98,477          24,943
 Other net transfers                     -               -            (92)           (193)              -               -
                            --------------  -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  167,776          47,370         88,784          97,103         164,152          24,943
                            --------------  -------------- --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        181,284          55,603        102,879          99,436         171,763          25,466
NET ASSETS - BEGINNING
 OF PERIOD                         165,636         110,033          7,154         197,229          25,466               -
                            --------------  -------------- --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      346,920  $      165,636 $      110,033  $      296,665  $      197,229  $       25,466
                            ==============  ============== ==============  ==============  ==============  ==============

(i) For the period from April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                    Met Investors
                            --------------------------------------------------------------------------------------------
                                        Janus Aggressive Growth                          Met/Putnam Research
                                               Portfolio                                      Portfolio
                            ----------------------------------------------  --------------------------------------------
                                 2005            2004            2003           2005         2004 (d)          2003
                            --------------  --------------  --------------  ------------- --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $       (1,185) $       (1,143) $         (688)               $           96  $         (101)
 Net realized gains
   (losses) from
   security transactions            17,193           2,272             482                         4,422              45
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      22,659          16,433          34,646                        (3,983)          4,233
                            --------------  --------------  --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                38,667          17,562          34,440                           535           4,177
                            --------------  --------------  --------------                --------------  --------------
From capital
 transactions:
 Net purchase payments              37,094          14,259           1,917                             -               -
 Net investment division
   transfers                       (21,867)         (2,283)        121,569                       (21,910)           (483)
 Other net transfers                (4,152)              -             (87)                           (1)            (94)
                            --------------  --------------  --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   11,075          11,976         123,399                       (21,911)           (577)
                            --------------  --------------  --------------                --------------  --------------
    NET CHANGE IN NET
     ASSETS                         49,742          29,538         157,839                       (21,376)          3,600
NET ASSETS - BEGINNING
 OF PERIOD                         229,874         200,336          42,497                        21,376          17,776
                            --------------  --------------  --------------                --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      279,616  $      229,874  $      200,336                $            -  $       21,376
                            ==============  ==============  ==============                ==============  ==============

(d) For the period from January 1, 2004 to November 19, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                       PIMCO Total Return Bond                           PIMCO Money Market
                                              Portfolio                                       Portfolio
                            ---------------------------------------------  ----------------------------------------------
                                 2005           2004            2003          2005 (a)          2004            2003
                            -------------- --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $        1,746 $       24,487  $        2,022  $        9,708  $        6,880  $        3,577
 Net realized gains
   (losses) from
   security transactions               923          1,804           8,057               -               -               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       7,116        (11,054)           (604)              -               -               -
                            -------------- --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 9,785         15,237           9,475           9,708           6,880           3,577
                            -------------- --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments              84,189        164,440           9,256         235,370         502,442       2,733,855
 Net investment division
   transfers                        83,055         51,657          59,185      (2,180,875)     (1,010,364)     (3,113,423)
 Other net transfers                     -           (281)           (839)         (1,751)              -        (148,286)
                            -------------- --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  167,244        215,816          67,602      (1,947,256)       (507,922)       (527,854)
                            -------------- --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        177,029        231,053          77,077      (1,937,548)       (501,042)       (524,277)
NET ASSETS - BEGINNING
 OF PERIOD                         468,503        237,450         160,373       1,937,548       2,438,590       2,962,867
                            -------------- --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      645,532 $      468,503  $      237,450  $            -  $    1,937,548  $    2,438,590
                            ============== ==============  ==============  ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                         RCM Global Technology                       T. Rowe Price Mid-Cap Growth
                                               Portfolio                                      Portfolio
                            ----------------------------------------------  ---------------------------------------------
                                 2005            2004            2003            2005           2004            2003
                            --------------  --------------  --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          203  $         (264) $          (49) $        6,727 $         (800) $         (278)
 Net realized gains
   (losses) from
   security transactions            (2,734)            (27)          1,134          12,405          1,646           1,241
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      10,156           1,819           2,018          32,267         25,242          14,344
                            --------------  --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 7,625           1,528           3,103          51,399         26,088          15,307
                            --------------  --------------  --------------  -------------- --------------  --------------
From capital
 transactions:
 Net purchase payments              28,200          29,025               -          49,005         67,405               -
 Net investment division
   transfers                       (52,669)         48,344          25,715          86,895         17,957          67,194
 Other net transfers                     -            (288)            (68)              -              -             (76)
                            --------------  --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (24,469)         77,081          25,647         135,900         85,362          67,118
                            --------------  --------------  --------------  -------------- --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (16,844)         78,609          28,750         187,299        111,450          82,425
NET ASSETS - BEGINNING
 OF PERIOD                         107,408          28,799              49         216,239        104,789          22,364
                            --------------  --------------  --------------  -------------- --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       90,564  $      107,408  $       28,799  $      403,538 $      216,239  $      104,789
                            ==============  ==============  ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                      MFS Research International                         AIM Small-Cap Growth
                                               Portfolio                                       Portfolio
                            ----------------------------------------------  ----------------------------------------------
                                 2005            2004            2003            2005            2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $       15,170  $         (242) $          637  $        4,733  $       (1,665) $         (695)
 Net realized gains
   (losses) from
   security transactions            44,457           4,183           1,858          23,734           2,202             891
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     (15,948)         49,253          33,574          (5,373)         21,277          45,251
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                43,679          53,194          36,069          23,094          21,814          45,447
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments              27,833          53,014           1,266          23,570          21,634           1,541
 Net investment division
   transfers                      (110,947)         70,937         147,411         (89,122)         51,323         192,777
 Other net transfers                (3,752)         (2,136)           (102)         (2,699)              -             (95)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (86,866)        121,815         148,575         (68,251)         72,957         194,223
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (43,187)        175,009         184,644         (45,157)         94,771         239,670
NET ASSETS - BEGINNING
 OF PERIOD                         364,787         189,778           5,134         357,454         262,683          23,013
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      321,600  $      364,787  $      189,778  $      312,297  $      357,454  $      262,683
                            ==============  ==============  ==============  ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                            Lazard Mid-Cap                           Harris Oakmark International
                                              Portfolio B                                     Portfolio
                            ----------------------------------------------  ---------------------------------------------
                                 2005            2004            2003            2005           2004            2003
                            --------------  --------------  --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $       47,786  $       (1,751) $         (682) $        6,260 $         (781) $          956
 Net realized gains
   (losses) from
   security transactions             6,928           3,454           2,921          43,419          1,924             473
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     (22,178)         41,950          42,653           5,865         29,481          18,498
                            --------------  --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                32,536          43,653          44,892          55,544         30,624          19,927
                            --------------  --------------  --------------  -------------- --------------  --------------
From capital
 transactions:
 Net purchase payments              45,607          65,988           4,026         253,597         72,381           1,513
 Net investment division
   transfers                       (18,969)         (3,208)        202,163         108,063          1,177         102,616
 Other net transfers                     -                            (104)              -              -             (97)
                            --------------  --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   26,638          62,780         206,085         361,660         73,558         104,032
                            --------------  --------------  --------------  -------------- --------------  --------------
    NET CHANGE IN NET
     ASSETS                         59,174         106,433         250,977         417,204        104,182         123,959
NET ASSETS - BEGINNING
 OF PERIOD                         398,536         292,103          41,126         240,179        135,997          12,038
                            --------------  --------------  --------------  -------------- --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      457,710  $      398,536  $      292,103  $      657,383 $      240,179  $      135,997
                            ==============  ==============  ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                   Met Investors
                            --------------------------------------------------------------------------------------------
                                     Third Avenue Small-Cap Value                  Neuberger Berman Real Estate
                                              Portfolio                                      Portfolio
                            ---------------------------------------------  ---------------------------------------------
                                 2005            2004           2003            2005          2004 (f)
                            --------------  -------------- --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $         (658) $        5,966 $          147  $          (71) $           34
 Net realized gains
   (losses) from
   security transactions            31,261           4,308          3,126           1,016               9
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      19,688          46,167         35,422           2,648             119
                            --------------  -------------- --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                50,291          56,441         38,695           3,593             162
                            --------------  -------------- --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments             114,662          23,507          1,623          17,135             382
 Net investment division
   transfers                       (12,058)         33,565        146,697           1,532             391
 Other net transfers                  (295)              -           (123)         (4,134)             (1)
                            --------------  -------------- --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  102,309          57,072        148,197          14,533             772
                            --------------  -------------- --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        152,600         113,513        186,892          18,126             934
NET ASSETS - BEGINNING
 OF PERIOD                         300,579         187,066            174             934               -
                            --------------  -------------- --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      453,179  $      300,579 $      187,066  $       19,060  $          934
                            ==============  ============== ==============  ==============  ==============

(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                 Met Investors
                            ---------------------------------------------------------------------------------------
                                       Turner Mid-Cap Growth                    Goldman Sachs Mid-Cap Value
                                             Portfolio                                   Portfolio
                            ------------------------------------------- -------------------------------------------
                                 2005          2004 (f)                      2005          2004 (f)
                            --------------  --------------              --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $           49  $            -              $        9,722  $          182
 Net realized gains
   (losses) from
   security transactions                48               -                       5,288               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         139               -                      (9,978)            175
                            --------------  --------------              --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   236               -                       5,032             357
                            --------------  --------------              --------------  --------------
From capital
 transactions:
 Net purchase payments               2,137               -                     127,700          13,849
 Net investment division
   transfers                          (625)              -                      (3,856)            103
 Other net transfers                     -               -                           -               -
                            --------------  --------------              --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                    1,512               -                     123,844          13,952
                            --------------  --------------              --------------  --------------
    NET CHANGE IN NET
     ASSETS                          1,748               -                     128,876          14,309
NET ASSETS - BEGINNING
 OF PERIOD                               -               -                      14,309               -
                            --------------  --------------              --------------  --------------
NET ASSETS - END OF
 PERIOD                     $        1,748  $            -              $      143,185  $       14,309
                            ==============  ==============              ==============  ==============

(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                               Met Investors
                            -----------------------------------------------------------------------------------
                                    MetLife Defensive Strategy                MetLife Moderate Strategy
                                           Fund of Fund                              Fund of Fund
                            ------------------------------------------ ----------------------------------------
                               2005 (b)                                   2005 (b)
                            --------------                             --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            -                             $            -
 Net realized gains
   (losses) from
   security transactions                 -                                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                                          -
                            --------------                             --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                                          -
                            --------------                             --------------
From capital
 transactions:
 Net purchase payments                   -                                          -
 Net investment division
   transfers                             -                                          -
 Other net transfers                     -                                          -
                            --------------                             --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -                                          -
                            --------------                             --------------
    NET CHANGE IN NET
     ASSETS                              -                                          -
NET ASSETS - BEGINNING
 OF PERIOD                               -                                          -
                            --------------                             --------------
NET ASSETS - END OF
 PERIOD                     $            -                             $            -
                            ==============                             ==============

(b) For the period from May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                               Met Investors
                            -----------------------------------------------------------------------------------
                                    MetLife Balanced Strategy                  MetLife Growth Strategy
                                          Fund of Fund                              Fund of Fund
                            ----------------------------------------- -----------------------------------------
                               2005 (b)                                  2005 (b)
                            --------------                            --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          548                            $        3,345
 Net realized gains
   (losses) from
   security transactions                18                                       402
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       1,154                                    12,085
                            --------------                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,720                                    15,832
                            --------------                            --------------
From capital
 transactions:
 Net purchase payments               8,587                                   179,732
 Net investment division
   transfers                        36,230                                   106,964
 Other net transfers                     -                                        (4)
                            --------------                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   44,817                                   286,692
                            --------------                            --------------
    NET CHANGE IN NET
     ASSETS                         46,537                                   302,524
NET ASSETS - BEGINNING
 OF PERIOD                               -                                         -
                            --------------                            --------------
NET ASSETS - END OF
 PERIOD                     $       46,537                            $      302,524
                            ==============                            ==============

(b) For the period from May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                Met Investors
                            -------------------------------------------------------------------------------------
                                   MetLife Aggressive Strategy                    Van Kampen Comstock
                                           Fund of Fund                                Portfolio
                            ------------------------------------------ ------------------------------------------
                               2005 (b)                                   2005 (b)
                            --------------                             --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            -                             $           98
 Net realized gains
   (losses) from
   security transactions                 -                                         37
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                                        115
                            --------------                             --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                                        250
                            --------------                             --------------
From capital
 transactions:
 Net purchase payments                   -                                      6,840
 Net investment division
   transfers                             -                                       (904)
 Other net transfers                     -                                          -
                            --------------                             --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -                                      5,936
                            --------------                             --------------
    NET CHANGE IN NET
     ASSETS                              -                                      6,186
NET ASSETS - BEGINNING
 OF PERIOD                               -                                          -
                            --------------                             --------------
NET ASSETS - END OF
 PERIOD                     $            -                             $        6,186
                            ==============                             ==============

(b) For the period from May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003


                                               GACC                                        Russell
                            ------------------------------------------  --------------------------------------------
                                           Money Market                              Multi-Style Equity
                                               Fund                                         Fund
                            ------------------------------------------  --------------------------------------------
                                2005          2004         2003 (e)          2005           2004           2003
                            ------------- ------------- --------------  -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                               $            9  $            - $            - $            -
 Net realized gains
   (losses) from
   security transactions                                           (46)              -              -            (35)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                      46               -              -             43
                                                        --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                                 9               -              -              8
                                                        --------------  -------------- -------------- --------------
From capital
 transactions:
 Net purchase payments                                          20,652               -              -              -
 Net investment division
   transfers                                                   (20,379)              -              -              1
 Other net transfers                                            (2,690)              -              -            (68)
                                                        --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                               (2,417)              -              -            (67)
                                                        --------------  -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                                                     (2,408)              -              -            (59)
NET ASSETS - BEGINNING
 OF PERIOD                                                       2,408               -              -             59
                                                        --------------  -------------- -------------- --------------
NET ASSETS - END OF
 PERIOD                                                 $            -  $            - $            - $            -
                                                        ==============  ============== ============== ==============

(e) For the period from January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                      Russell
                            ------------------------------------------------------------------------------------------
                                          Aggressive Equity                                 Non-U.S.
                                                Fund                                          Fund
                            --------------------------------------------  --------------------------------------------
                                 2005           2004           2003            2005           2004           2003
                            -------------- -------------- --------------  -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $            - $            -  $            - $            - $            -
 Net realized gains
   (losses) from
   security transactions                 -              -            (12)              -              -            (36)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             33               -              -             46
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -             21               -              -             10
                            -------------- -------------- --------------  -------------- -------------- --------------
From capital
 transactions:
 Net purchase payments                   -              -              -               -              -              -
 Net investment division
   transfers                             -              -              -               -              -              -
 Other net transfers                     -              -            (95)              -              -            (69)
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -              -            (95)              -              -            (69)
                            -------------- -------------- --------------  -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                              -              -            (74)              -              -            (59)
NET ASSETS - BEGINNING
 OF PERIOD                               -              -             74               -              -             59
                            -------------- -------------- --------------  -------------- -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            - $            - $            -  $            - $            - $            -
                            ============== ============== ==============  ============== ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                      Russell
                            ------------------------------------------------------------------------------------------
                                              Core Bond                              Real Estate Securities
                                                Fund                                          Fund
                            --------------------------------------------  --------------------------------------------
                                 2005           2004           2003            2005           2004           2003
                            -------------- -------------- --------------  -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $            - $            2  $            - $            - $            3
 Net realized gains
   (losses) from
   security transactions                 -              -             10               -              -             35
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             (8)              -              -            (11)
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -              4               -              -             27
                            -------------- -------------- --------------  -------------- -------------- --------------
From capital
 transactions:
 Net purchase payments                   -              -              -               -              -              -
 Net investment division
   transfers                             -              -              -               -              -              -
 Other net transfers                     -              -           (129)              -              -           (156)
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -              -           (129)              -              -           (156)
                            -------------- -------------- --------------  -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                              -              -           (125)              -              -           (129)
NET ASSETS - BEGINNING
 OF PERIOD                               -              -            125               -              -            129
                            -------------- -------------- --------------  -------------- -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            - $            - $            -  $            - $            - $            -
                            ============== ============== ==============  ============== ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                        AIM
                            -------------------------------------------------------------------------------------------
                                           Premier Equity                             Capital Appreciation
                                                Fund                                          Fund
                            -------------------------------------------  ----------------------------------------------
                                            2004 (c)          2003            2005            2004            2003
                                         --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                $            -  $          128  $           14  $            -  $            -
 Net realized gains
   (losses) from
   security transactions                        (25,327)           (785)           (169)           (211)           (360)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   24,739           9,911           2,024           1,553           5,162
                                         --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                               (588)          9,254           1,869           1,342           4,802
                                         --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                                -               -               -               -               -
 Net investment division
   transfers                                    (35,057)            879               -               -           2,007
 Other net transfers                            (10,501)         (1,088)           (514)           (488)         (2,578)
                                         --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                               (45,558)           (209)           (514)           (488)           (571)
                                         --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                     (46,146)          9,045           1,355             854           4,231
NET ASSETS - BEGINNING
 OF PERIOD                                       46,146          37,101          21,625          20,771          16,540
                                         --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                  $            -  $       46,146  $       22,980  $       21,625  $       20,771
                                         ==============  ==============  ==============  ==============  ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                 AIM                                        Alliance
                            --------------------------------------------  --------------------------------------------
                                        International Growth                             Premier Growth
                                                Fund                                        Portfolio
                            --------------------------------------------  --------------------------------------------
                                 2005           2004           2003                        2004 (c)          2003
                            -------------- -------------- --------------                --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $            - $            -                $           (7) $          (21)
 Net realized gains
   (losses) from
   security transactions                 -              -            (82)                       (1,563)           (165)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             93                         1,489             956
                            -------------- -------------- --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -             11                           (81)            770
                            -------------- -------------- --------------                --------------  --------------
From capital
 transactions:
 Net purchase payments                   -              -              -                             -               -
 Net investment division
   transfers                             -              -              -                           (57)           (170)
 Other net transfers                     -              -           (114)                       (3,845)            (55)
                            -------------- -------------- --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -              -           (114)                       (3,902)           (225)
                            -------------- -------------- --------------                --------------  --------------
    NET CHANGE IN NET
     ASSETS                              -              -           (103)                       (3,983)            545
NET ASSETS - BEGINNING
 OF PERIOD                               -              -            103                         3,983           3,438
                            -------------- -------------- --------------                --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            - $            - $            -                $            -  $        3,983
                            ============== ============== ==============                ==============  ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                               Alliance                                       Liberty
                            ----------------------------------------------  ------------------------------------------
                                   Bernstein Real Estate Investment                     Newport Tiger Fund,
                                               Portfolio                                  Variable Series
                            ----------------------------------------------  ------------------------------------------
                               2005 (a)          2004            2003                       2004 (c)         2003
                            --------------  --------------  --------------               -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $           (5) $           46  $           53               $            - $            -
 Net realized gains
   (losses) from
   security transactions             1,509              33              53                            -            (29)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,636)            837             688                            -             41
                            --------------  --------------  --------------               -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                  (132)            916             794                            -             12
                            --------------  --------------  --------------               -------------- --------------
From capital
 transactions:
 Net purchase payments                   -               -               -                            -              -
 Net investment division
   transfers                        (3,380)            (95)           (107)                           -              3
 Other net transfers                     -               -            (158)                           -            (74)
                            --------------  --------------  --------------               -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (3,380)            (95)           (265)                           -            (71)
                            --------------  --------------  --------------               -------------- --------------
    NET CHANGE IN NET
     ASSETS                         (3,512)            821             529                            -            (59)
NET ASSETS - BEGINNING
 OF PERIOD                           3,512           2,691           2,162                            -             59
                            --------------  --------------  --------------               -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            -  $        3,512  $        2,691               $            - $            -
                            ==============  ==============  ==============               ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                 Goldman Sachs
                            --------------------------------------------------------------------------------------
                                         Growth and Income                         International Equity
                                               Fund                                        Fund
                            ------------------------------------------  ------------------------------------------
                                            2004 (c)         2003                       2004 (c)         2003
                                         -------------- --------------               -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                $            - $            -               $            - $            -
 Net realized gains
   (losses) from
   security transactions                              -            (19)                           -            (43)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                        -             26                            -             51
                                         -------------- --------------               -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                  -              7                            -              8
                                         -------------- --------------               -------------- --------------
From capital
 transactions:
 Net purchase payments                                -              -                            -              -
 Net investment division
   transfers                                          -              -                            -              -
 Other net transfers                                  -            (82)                           -            (63)
                                         -------------- --------------               -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                     -            (82)                           -            (63)
                                         -------------- --------------               -------------- --------------
    NET CHANGE IN NET
     ASSETS                                           -            (75)                           -            (55)
NET ASSETS - BEGINNING
 OF PERIOD                                            -             75                            -             55
                                         -------------- --------------               -------------- --------------
NET ASSETS - END OF
 PERIOD                                  $            - $            -               $            - $            -
                                         ============== ==============               ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                    Scudder II
                            ------------------------------------------------------------------------------------------
                                          Small-Cap Growth                                Dreman Small-Cap Value
                                              Portfolio                                          Portfolio
                            --------------------------------------------       --------------------------------------------
                                 2005              2004           2003            2005 (a)            2004           2003
                            --------------    -------------- --------------    --------------    -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            -    $            - $            -    $            -    $            - $            3
 Net realized gains
   (losses) from
   security transactions                 -                 -            (59)                -                 -             28
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                 -             70                 -                 -             (9)
                            --------------    -------------- --------------    --------------    -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                 -             11                 -                 -             22
                            --------------    -------------- --------------    --------------    -------------- --------------
From capital
 transactions:
 Net purchase payments                   -                 -              -                 -                 -              -
 Net investment division
   transfers                             -                 -              -                 -                 -              -
 Other net transfers                     -                 -            (51)                -                 -           (130)
                            --------------    -------------- --------------    --------------    -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -                 -            (51)                -                 -           (130)
                            --------------    -------------- --------------    --------------    -------------- --------------
    NET CHANGE IN NET
     ASSETS                              -                 -            (40)                -                 -           (108)
NET ASSETS - BEGINNING
 OF PERIOD                               -                 -             40                 -                 -            108
                            --------------    -------------- --------------    --------------    -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            -    $            - $            -    $            -    $            - $            -
                            ==============    ============== ==============    ==============    ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                             Scudder II                                       MFS
                            --------------------------------------------  -------------------------------------------
                                        Government Securities                               Research
                                              Portfolio                                      Series
                            --------------------------------------------  -------------------------------------------
                                 2005           2004           2003           2005         2004 (c)         2003
                            -------------- -------------- --------------  ------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $            - $            6                $            - $            -
 Net realized gains
   (losses) from
   security transactions                 -              -             12                             -            (50)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -            (18)                            -             57
                            -------------- -------------- --------------                -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -              -                             -              7
                            -------------- -------------- --------------                -------------- --------------
From capital
 transactions:
 Net purchase payments                   -              -              -                             -              -
 Net investment division
   transfers                             -              -              -                             -              -
 Other net transfers                     -              -           (125)                            -            (60)
                            -------------- -------------- --------------                -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -              -           (125)                            -            (60)
                            -------------- -------------- --------------                -------------- --------------
    NET CHANGE IN NET
     ASSETS                              -              -           (125)                            -            (53)
NET ASSETS - BEGINNING
 OF PERIOD                               -              -            125                                           53
                            -------------- -------------- --------------                -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            - $            - $            -                $            - $            -
                            ============== ============== ==============                ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                          MFS
                            ----------------------------------------------------------------------------------------------
                                              High Income                                   Investors Trust
                                                Series                                          Series
                            ----------------------------------------------  ----------------------------------------------
                               2005 (a)          2004            2003          2005 (a)          2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          139  $           83  $           74  $           20  $            -  $            5
 Net realized gains
   (losses) from
   security transactions               (12)              3              (6)           (420)            (21)            (96)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (188)             84             249             203             497             919
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   (61)            170             317            (197)            476             828
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -               -               -               -               -
 Net investment division
   transfers                        (2,080)            (67)            (90)         (4,686)           (149)           (193)
 Other net transfers                     -               -            (106)              -              (1)            (74)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (2,080)            (67)           (196)         (4,686)           (150)           (267)
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                         (2,141)            103             121          (4,883)            326             561
NET ASSETS - BEGINNING
 OF PERIOD                           2,141           2,038           1,917           4,883           4,557           3,996
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $        2,141  $        2,038  $            -  $        4,883  $        4,557
                            ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                       MFS
                            ----------------------------------------------------------------------------------------
                                          Emerging Growth                                   Strategic Income
                                               Series                                            Series
                            -------------------------------------------       -------------------------------------------
                                             2004 (c)            2003                          2004 (c)         2003
                                          --------------    --------------                  -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $            -    $            -                  $            - $            7
 Net realized gains
   (losses) from
   security transactions                               -               (61)                              -             10
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -                68                               -            (12)
                                          --------------    --------------                  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -                 7                               -              5
                                          --------------    --------------                  -------------- --------------
From capital
 transactions:
 Net purchase payments                                 -                 -                               -              -
 Net investment division
   transfers                                           -                 1                               -              -
 Other net transfers                                   -               (43)                              -           (123)
                                          --------------    --------------                  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                      -               (42)                              -           (123)
                                          --------------    --------------                  -------------- --------------
    NET CHANGE IN NET
     ASSETS                                            -               (35)                              -           (118)
NET ASSETS - BEGINNING
 OF PERIOD                                             -                35                               -            118
                                          --------------    --------------                  -------------- --------------
NET ASSETS - END OF
 PERIOD                                   $            -    $            -                  $            - $            -
                                          ==============    ==============                  ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                  MFS                                         Oppenheimer
                            ----------------------------------------------  ----------------------------------------------
                                             New Discovery                               Capital Appreciation
                                                Series                                           Fund
                            ----------------------------------------------  ----------------------------------------------
                               2005 (a)          2004            2003          2005 (a)          2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $           (5) $          (18) $          (15) $          364  $         (112) $          (75)
 Net realized gains
   (losses) from
   security transactions              (605)            (14)            (61)         12,309             228             119
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         169             208             883         (15,091)          2,873          10,449
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                  (441)            176             807          (2,418)          2,989          10,493
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -               -               -               -               -
 Net investment division
   transfers                        (2,741)            (98)           (127)           (178)           (632)          4,280
 Other net transfers                     -               -             (78)        (47,418)             (1)            (90)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (2,741)            (98)           (205)        (47,596)           (633)          4,190
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                         (3,182)             78             602         (50,014)          2,356          14,683
NET ASSETS - BEGINNING
 OF PERIOD                           3,182           3,104           2,502          50,014          47,658          32,975
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $        3,182  $        3,104  $            -  $       50,014  $       47,658
                            ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                  Oppenheimer
                            ---------------------------------------------------------------------------------------
                                   Main Street Growth and Income                         High Income
                                                Fund                                        Fund
                            -------------------------------------------  ------------------------------------------
                                             2004 (c)         2003                       2004 (c)         2003
                                          -------------- --------------               -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $            - $            1               $            - $            8
 Net realized gains
   (losses) from
   security transactions                               -            (27)                           -            (17)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -             35                            -             23
                                          -------------- --------------               -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -              9                            -             14
                                          -------------- --------------               -------------- --------------
From capital
 transactions:
 Net purchase payments                                 -              -                            -              -
 Net investment division
   transfers                                           -              -                            -              -
 Other net transfers                                   -            (74)                           -           (110)
                                          -------------- --------------               -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                      -            (74)                           -           (110)
                                          -------------- --------------               -------------- --------------
    NET CHANGE IN NET
     ASSETS                                            -            (65)                           -            (96)
NET ASSETS - BEGINNING
 OF PERIOD                                             -             65                            -             96
                                          -------------- --------------               -------------- --------------
NET ASSETS - END OF
 PERIOD                                   $            - $            -               $            - $            -
                                          ============== ==============               ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                   Oppenheimer
                            ----------------------------------------------------------------------------------------
                                                Bond                                    Strategic Bond
                                                Fund                                         Fund
                            --------------------------------------------  ------------------------------------------
                                             2004 (c)          2003                       2004 (c)         2003
                                          --------------  --------------               -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $          281  $          312               $              $            8
 Net realized gains
   (losses) from
   security transactions                              88              13                            -              2
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                      (351)             53                            -              -
                                          --------------  --------------               -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                  18             378                            -             10
                                          --------------  --------------               -------------- --------------
From capital
 transactions:
 Net purchase payments                                 -               -                            -              -
 Net investment division
   transfers                                        (515)           (292)                           -              -
 Other net transfers                              (5,774)           (126)                           -           (124)
                                          --------------  --------------               -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                 (6,289)           (418)                           -           (124)
                                          --------------  --------------               -------------- --------------
    NET CHANGE IN NET
     ASSETS                                       (6,271)            (40)                           -           (114)
NET ASSETS - BEGINNING
 OF PERIOD                                         6,271           6,311                            -            114
                                          --------------  --------------               -------------- --------------
NET ASSETS - END OF
 PERIOD                                   $            -  $        6,271               $            - $            -
                                          ==============  ==============               ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                       MetLife
                            --------------------------------------------------------------------------------------------
                                         Davis Venture Value                        Harris Oakmark Focused Value
                                              Portfolio                                      Portfolio
                            ---------------------------------------------  ---------------------------------------------
                                 2005           2004            2003            2005            2004           2003
                            -------------- --------------  --------------  --------------  -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $        1,005 $          (71) $         (471) $        1,987  $        1,142 $         (336)
 Net realized gains
   (losses) from
   security transactions            28,976          4,626           3,494          34,635           3,227          1,272
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      44,202         44,876          37,991          (1,482)         22,565         22,920
                            -------------- --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                74,183         49,431          41,014          35,140          26,934         23,856
                            -------------- --------------  --------------  --------------  -------------- --------------
From capital
 transactions:
 Net purchase payments             225,020        141,390           7,565         207,132          81,778              -
 Net investment division
   transfers                        22,663        128,215         172,108         (12,857)         81,778        103,681
 Other net transfers                     -              -          (3,631)           (190)              -           (104)
                            -------------- --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  247,683        269,605         176,042         194,085         163,556        103,577
                            -------------- --------------  --------------  --------------  -------------- --------------
    NET CHANGE IN NET
     ASSETS                        321,866        319,036         217,056         229,225         189,990        127,433
NET ASSETS - BEGINNING
 OF PERIOD                         593,604        274,568          57,512         343,997         154,007         26,574
                            -------------- --------------  --------------  --------------  -------------- --------------
NET ASSETS - END OF
 PERIOD                     $      915,470 $      593,604  $      274,568  $      573,222  $      343,997 $      154,007
                            ============== ==============  ==============  ==============  ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                       MetLife
                            ---------------------------------------------------------------------------------------------
                                            Jennison Growth                         Capital Guardian U.S. Equity
                                               Portfolio                                      Portfolio
                            ----------------------------------------------  ---------------------------------------------
                                 2005            2004            2003            2005          2004 (g)
                            --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $         (319) $         (498) $         (182) $           34  $            -
 Net realized gains
   (losses) from
   security transactions             4,105             968             641             112              10
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      24,404          10,770           8,251           7,259           5,065
                            --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                28,190          11,240           8,710           7,405           5,075
                            --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments              54,639          44,197               -               -               -
 Net investment division
   transfers                        (5,616)         10,330          80,961               -         126,537
 Other net transfers                   (87)              -            (165)         (2,970)           (379)
                            --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   48,936          54,527          80,796          (2,970)        126,158
                            --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                         77,126          65,767          89,506           4,435         131,233
NET ASSETS - BEGINNING
 OF PERIOD                         159,084          93,317           3,811         131,233               -
                            --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      236,210  $      159,084  $       93,317  $      135,668  $      131,233
                            ==============  ==============  ==============  ==============  ==============

(g) For the period from November 22, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                       MetLife
                            ---------------------------------------------------------------------------------------------
                                        BlackRock Money Market                           MetLife Stock Index
                                              Portfolio                                       Portfolio
                            ---------------------------------------------- ----------------------------------------------
                                 2005            2004          2003 (h)         2005            2004            2003
                            --------------  --------------  -------------- --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $       33,538  $           16  $            3 $        4,162  $          923  $        1,489
 Net realized gains
   (losses) from
   security transactions                 -               -               -         28,162           2,502            (347)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -               -               -        (13,160)         39,292          41,547
                            --------------  --------------  -------------- --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                33,538              16               3         19,164          42,717          42,689
                            --------------  --------------  -------------- --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments             361,266           1,955           1,303         67,316          34,514          16,076
 Net investment division
   transfers                     1,600,127          (1,031)          1,898        (97,329)         97,415         131,329
 Other net transfers               (76,393)              -               -           (395)            (66)            (91)
                            --------------  --------------  -------------- --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                1,885,000             924           3,201        (30,408)        131,863         147,314
                            --------------  --------------  -------------- --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                      1,918,538             940           3,204        (11,244)        174,580         190,003
NET ASSETS - BEGINNING
 OF PERIOD                           4,144           3,204               -        491,767         317,187         127,184
                            --------------  --------------  -------------- --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $    1,922,682  $        4,144  $        3,204 $      480,523  $      491,767  $      317,187
                            ==============  ==============  ============== ==============  ==============  ==============

(h) For the period from April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                     MetLife
                            -----------------------------------------------------------------------------------------
                                        BlackRock Bond Income             Salomon Brothers Strategic Bond Opportunities
                                              Portfolio                                    Portfolio
                            --------------------------------------------- -------------------------------------------
                                 2005          2004 (f)                        2005           2004 (f)
                            --------------  --------------                --------------   --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $        1,228  $          (80)               $            -   $            -
 Net realized gains
   (losses) from
   security transactions               228              15                             -                -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,282)          1,282                             -                -
                            --------------  --------------                --------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   174           1,217                             -                -
                            --------------  --------------                --------------   --------------
From capital
 transactions:
 Net purchase payments                   -               -                             -                -
 Net investment division
   transfers                          (430)         25,145                             -                -
 Other net transfers               (26,106)              -                             -                -
                            --------------  --------------                --------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (26,536)         25,145                             -                -
                            --------------  --------------                --------------   --------------
    NET CHANGE IN NET
     ASSETS                        (26,362)         26,362                             -                -
NET ASSETS - BEGINNING
 OF PERIOD                          26,362               -                             -                -
                            --------------  --------------                --------------   --------------
NET ASSETS - END OF
 PERIOD                     $            -  $       26,362                $            -   $            -
                            ==============  ==============                ==============   ==============

(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                    MetLife
                            ---------------------------------------------------------------------------------------
                                 Salomon Brothers U.S. Government                T. Rowe Small-Cap Growth
                                            Portfolio                                   Portfolio
                            ------------------------------------------ --------------------------------------------
                               2005 (b)                                     2005          2004 (f)
                            --------------                             --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $           (9)                            $            -  $            -
 Net realized gains
   (losses) from
   security transactions                15                                         10              (1)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           3                                        400             306
                            --------------                             --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     9                                        410             305
                            --------------                             --------------  --------------
From capital
 transactions:
 Net purchase payments               2,665                                          -               -
 Net investment division
   transfers                          (465)                                         -           3,551
 Other net transfers                     -                                        (97)            (61)
                            --------------                             --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                    2,200                                        (97)          3,490
                            --------------                             --------------  --------------
    NET CHANGE IN NET
     ASSETS                          2,209                                        313           3,795
NET ASSETS - BEGINNING
 OF PERIOD                               -                                      3,795               -
                            --------------                             --------------  --------------
NET ASSETS - END OF
 PERIOD                     $        2,209                             $        4,108  $        3,795
                            ==============                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                              MetLife                                       Putnam
                            ------------------------------------------- ----------------------------------------------
                                  T. Rowe Price Large-Cap Growth                       Growth and Income
                                             Portfolio                                       Fund
                            ------------------------------------------- ----------------------------------------------
                                 2005         2004 (f)        2003           2005            2004            2003
                            -------------- -------------- ------------- --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $            -               $           72  $           58  $           68
 Net realized gains
   (losses) from
   security transactions                 -              -                           73             (10)            (91)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -                          (95)            475           1,113
                            -------------- --------------               --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -                           50             523           1,090
                            -------------- --------------               --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -              -                            -               -               -
 Net investment division
   transfers                             -              -                         (122)           (165)           (204)
 Other net transfers                     -              -                       (5,283)              -             (94)
                            -------------- --------------               --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -              -                       (5,405)           (165)           (298)
                            -------------- --------------               --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                              -              -                       (5,355)            358             792
NET ASSETS - BEGINNING
 OF PERIOD                               -              -                        5,355           4,997           4,205
                            -------------- --------------               --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            - $            -               $            -  $        5,355  $        4,997
                            ============== ==============               ==============  ==============  ==============

(f) For the period from May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003


                                                                      Putnam
                            -----------------------------------------------------------------------------------------
                                             New Value                                       Vista
                                                Fund                                         Fund
                            -------------------------------------------  --------------------------------------------
                                             2004 (c)         2003            2005           2004           2003
                                          -------------- --------------  -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $            - $            2  $            - $            - $            -
 Net realized gains
   (losses) from
   security transactions                               -             10               -              -            (59)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -              4               -              -             68
                                          -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -             16               -              -              9
                                          -------------- --------------  -------------- -------------- --------------
From capital
 transactions:
 Net purchase payments                                 -              -               -              -              -
 Net investment division
   transfers                                           -              -               -              -              -
 Other net transfers                                   -           (120)              -              -            (47)
                                          -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                      -           (120)              -              -            (47)
                                          -------------- --------------  -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                                            -           (104)              -              -            (38)
NET ASSETS - BEGINNING
 OF PERIOD                                             -            104               -              -             38
                                          -------------- --------------  -------------- -------------- --------------
NET ASSETS - END OF
 PERIOD                                   $            - $            -  $            - $            - $            -
                                          ============== ==============  ============== ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                       Putnam
                            -------------------------------------------------------------------------------------------
                                         International Growth                       International New Opportunities
                                                 Fund                                             Fund
                            ----------------------------------------------    -------------------------------------------
                               2005 (a)          2004              2003                        2004 (c)         2003
                            --------------  --------------    --------------                -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $           28  $           17    $            8                $            - $            -
 Net realized gains
   (losses) from
   security transactions                24              (4)              (42)                            -            (54)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (100)            241               407                             -             59
                            --------------  --------------    --------------                -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   (48)            254               373                             -              5
                            --------------  --------------    --------------                -------------- --------------
From capital
 transactions:
 Net purchase payments                   -               -                 -                             -              -
 Net investment division
   transfers                        (1,795)            (55)              (65)                            -              -
 Other net transfers                     -               -               (68)                            -            (46)
                            --------------  --------------    --------------                -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (1,795)            (55)             (133)                            -            (46)
                            --------------  --------------    --------------                -------------- --------------
    NET CHANGE IN NET
     ASSETS                         (1,843)            199               240                             -            (41)
NET ASSETS - BEGINNING
 OF PERIOD                           1,843           1,644             1,404                             -             41
                            --------------  --------------    --------------                -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            -  $        1,843    $        1,644                $            - $            -
                            ==============  ==============    ==============                ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                    Templeton
                            -----------------------------------------------------------------------------------------
                                      Global Income Securities                        Franklin Small-Cap
                                                Fund                                         Fund
                            -------------------------------------------  --------------------------------------------
                                             2004 (c)         2003                        2004 (c)          2003
                                          -------------- --------------                --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $            - $           11                $            -  $            -
 Net realized gains
   (losses) from
   security transactions                               -             20                        (1,907)           (173)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -            (20)                        1,939           1,184
                                          -------------- --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -             11                            32           1,011
                                          -------------- --------------                --------------  --------------
From capital
 transactions:
 Net purchase payments                                 -              -                             -               -
 Net investment division
   transfers                                           -              -                        (3,551)              -
 Other net transfers                                   -           (142)                          (27)           (230)
                                          -------------- --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                      -           (142)                       (3,578)           (230)
                                          -------------- --------------                --------------  --------------
    NET CHANGE IN NET
     ASSETS                                            -           (131)                       (3,546)            781
NET ASSETS - BEGINNING
 OF PERIOD                                             -            131                         3,546           2,765
                                          -------------- --------------                --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            - $            -                $            -  $        3,546
                                          ============== ==============                ==============  ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                       Templeton
                            ----------------------------------------------------------------------------------------------
                                           Growth Securities                              Foreign Securities
                                                 Fund                                            Fund
                            ----------------------------------------------  ----------------------------------------------
                                 2005            2004            2003            2005            2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          491  $          456  $          495  $           14  $            9  $           22
 Net realized gains
   (losses) from
   security transactions               (67)           (177)           (392)           (192)            (15)           (135)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       3,116           5,312           8,588             244             305             549
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 3,540           5,591           8,691              66             299             436
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -               -               -               -               -
 Net investment division
   transfers                             -               -               -             (44)            (57)            (66)
 Other net transfers                  (948)           (850)           (805)         (1,939)             (1)           (169)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                     (948)           (850)           (805)         (1,983)            (58)           (235)
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                          2,592           4,741           7,886          (1,917)            241             201
NET ASSETS - BEGINNING
 OF PERIOD                          39,743          35,002          27,116           1,917           1,676           1,475
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       42,335  $       39,743  $       35,002  $            -  $        1,917  $        1,676
                            ==============  ==============  ==============  ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                     Templeton
                            -------------------------------------------------------------------------------------------
                                     Developing Markets Securities                    Mutual Shares Securities
                                                 Fund                                           Fund
                            ----------------------------------------------  -------------------------------------------
                                 2005            2004            2003                           2004 (c)         2003
                            --------------  --------------  --------------                   -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $           32  $           31  $           16                   $            - $            1
 Net realized gains
   (losses) from
   security transactions             1,537              25              16                                -              5
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,176)            525             858                                -              8
                            --------------  --------------  --------------                   -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   393             581             890                                -             14
                            --------------  --------------  --------------                   -------------- --------------
From capital
 transactions:
 Net purchase payments                   -               -               -                                -              -
 Net investment division
   transfers                           (79)            (84)            (91)                               -              -
 Other net transfers                (3,279)              -             (96)                               -           (118)
                            --------------  --------------  --------------                   -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (3,358)            (84)           (187)                               -           (118)
                            --------------  --------------  --------------                   -------------- --------------
    NET CHANGE IN NET
     ASSETS                         (2,965)            497             703                                -           (104)
NET ASSETS - BEGINNING
 OF PERIOD                           2,965           2,468           1,765                                -            104
                            --------------  --------------  --------------                   -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            -  $        2,965  $        2,468                   $            - $            -
                            ==============  ==============  ==============                   ============== ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004 and 2003

                                                                        Templeton
                                                       -------------------------------------------
                                                           Franklin Large-Cap Growth Securities
                                                                           Fund
                                                       -------------------------------------------
                                                                        2004 (c)            2003
                                                                     --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)                                       $            -    $            1
  Net realized gains (losses) from security
   transactions                                                                   -               (34)
  Change in unrealized appreciation (depreciation) of
   investments                                                                    -                47
                                                                     --------------    --------------
    Net increase (decrease) in net assets resulting
     from operations                                                              -                14
                                                                     --------------    --------------
From capital transactions:
  Net purchase payments                                                           -                 -
  Net investment division transfers                                               -                 -
  Other net transfers                                                             -              (103)
                                                                     --------------    --------------
    Net increase (decrease) in net assets resulting
     from capital transactions                                                    -              (103)
                                                                     --------------    --------------
    NET CHANGE IN NET ASSETS                                                      -               (89)
NET ASSETS - BEGINNING OF PERIOD                                                  -                89
                                                                     --------------    --------------
NET ASSETS - END OF PERIOD                                           $            -    $            -
                                                                     ==============    ==============

(c) For the period from January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION
   MetLife Investors Variable Life Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company of California (MLIOC) and exists in accordance with the regulations of the California Department of Insurance. MLIOC is an indirect wholly owned subsidiary of MetLife Inc. The Separate Account is a funding vehicle for variable life insurance policies issued by MLIOC.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of seven investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by MLIOC.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIOC's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable policies is not chargeable with liabilities arising out of any other business MLIOC may conduct.

   The following portfolios were available for investment through the sub-accounts as of December 31, 2005:

                Met Investors Series Trust (Met Investors):
                 Lord Abbett Growth and Income Portfolio (1)
                 Lord Abbett Bond Debenture Portfolio (1)
                 Lord Abbett Growth Opportunities Portfolio (1)
                 Lord Abbett Mid-Cap Value Portfolio (1)
                 Met/Putnam Capital Opportunities Portfolio (1)
                 Oppenheimer Capital Appreciation Portfolio (2)
                 PIMCO Inflation Protected Bond Portfolio (2)
                 Janus Aggressive Growth Portfolio (2)
                 PIMCO Total Return Bond Portfolio (1)
                 RCM Global Technology Portfolio (2)
                 T. Rowe Price Mid-Cap Growth Portfolio (2)
                 MFS Research International Portfolio (2)
                 AIM Small-Cap Growth Portfolio (2)
                 Lazard Mid-Cap Portfolio B (2)
                 Harris Oakmark International Portfolio (2)
                 Third Avenue Small-Cap Value Portfolio (2)
                 Neuberger Berman Real Estate Portfolio (2)
                 Turner Mid-Cap Growth Portfolio (1)
                 Goldman Sachs Mid-Cap Value Portfolio (1)
                 MetLife Defensive Strategy Fund of Fund (2)
                 MetLife Moderate Strategy Fund of Fund (2)
                 MetLife Balanced Strategy Fund of Fund (2)
                 MetLife Growth Strategy Fund of Fund (2)
                 MetLife Aggressive Strategy Fund of Fund (2)
                 Van Kampen Comstock Portfolio (2)
                Russell Investment Funds (Russell):
                 Multi-Style Equity Fund (2)
                 Aggressive Equity Fund (2)

                      Non-U.S. Fund (2)
                      Core Bond Fund (2)
                      Real Estate Securities Fund (2)
                    AIM Variable Insurance Funds, Inc.
                      (AIM):
                      Capital Appreciation Fund (1)
                      International Growth Fund (1)
                    Scudder Variable Series II (Scudder
                      II):
                      Small-Cap Growth Portfolio (2)
                      Government Securities Portfolio (2)
                    Metropolitan Series Fund, Inc.
                      (MetLife):
                      Davis Venture Value Portfolio (2)
                      Harris Oakmark Focused Value
                       Portfolio (2)
                      Jennison Growth Portfolio (2)
                      Capital Guardian U.S. Equity
                       Portfolio (1)
                      BlackRock Money Market Portfolio (1)
                      MetLife Stock Index Portfolio (2)
                      BlackRock Bond Income Portfolio (2)
                      Salomon Brothers Strategic Bond
                       Opportunities Portfolio (2)
                      Salomon Brothers U.S. Government
                       Portfolio (2)
                      T. Rowe Price Small-Cap Growth
                       Portfolio (1)
                      T. Rowe Price Large-Cap Growth
                       Portfolio (1)
                    Putnam Variable Trust (Putnam):
                      Growth and Income Fund (2)
                      Vista Fund (2)
                    Franklin Templeton Variable Insurance
                      Products Trust (Templeton):
                      Growth Securities Fund (3)
                      Foreign Securities Fund (1)
                      Developing Markets Securities Fund
                       (2)

    (1) Indicates sub-account is available in both SPVL and the FPVUL products.
    (2) Indicates sub-account is available in the flexible premium variable universal life (FPVUL) product only.
    (3) Indicates sub-account is available in the single premium variable life
        (SPVL) product only.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(1) ORGANIZATION, CONTINUED

   The following sub-accounts changed names during the year ended December 31, 2005:

 Met Investors Met/AIM Mid-Cap Core Equity Portfolio B to Lazard Mid-Cap Portfolio B
 Met Investors PIMCO PEA Innovation Portfolio to RCM Global Technology Portfolio
 MetLife SSR Money Market Portfolio to BlackRock Money Market Portfolio
 MetLife SSR Bond Income Portfolio to BlackRock Bond Income Portfolio

   The following sub-accounts ceased operations during the Years Ended December 31, 2005, 2004 and 2003:

 Year Ended December 31, 2005:                           Date Ceased Operations
 -----------------------------                           ----------------------
  Met Investors PIMCO Money Market Portfolio                April 29, 2005
  Alliance Bernstein Real Estate Investment Portfolio       April 29, 2005
  Scudder II Dreman Small-Cap Value Portfolio               April 29, 2005
  MFS Investors Trust Series                                April 29, 2005
  MFS High Income Series                                    April 29, 2005
  MFS New Discovery Series                                  April 29, 2005
  Oppenheimer Capital Appreciation Fund                     April 29, 2005
  Putnam International Growth Fund                          April 29, 2005

 Year Ended December 31, 2004:                           Date Ceased Operations
 -----------------------------                           ----------------------
  AIM Premier Equity Fund                                   April 30, 2004
  Alliance Premier Growth Portfolio                         April 30, 2004
  Liberty Newport Tiger Fund, Variable Series               April 30, 2004
  Goldman Sachs Growth and Income Fund                      April 30, 2004
  Goldman Sachs International Equity Fund                   April 30, 2004
  MFS Research Series                                       April 30, 2004
  MFS Emerging Growth Series                                April 30, 2004
  MFS Strategic Income Series                               April 30, 2004
  Oppenheimer Main Street Growth and Income Fund            April 30, 2004
  Oppenheimer High Income Fund                              April 30, 2004
  Oppenheimer Bond Fund                                     April 30, 2004
  Oppenheimer Strategic Bond Fund                           April 30, 2004
  Putnam New Value Fund                                     April 30, 2004
  Putnam International New Opportunities Fund               April 30, 2004
  Templeton Global Income Securities Fund                   April 30, 2004
  Templeton Franklin Small-Cap Fund                         April 30, 2004
  Templeton Mutual Shares Securities Fund                   April 30, 2004
  Templeton Franklin Large-Cap Growth Securities Fund       April 30, 2004
  Met Investors JP Morgan Quality Bond Portfolio           November 19, 2004
  Met Investors JP Morgan Select Equity Portfolio          November 19, 2004
  Met Investors Met/Putnam Research Portfolio              November 19, 2004

 Year Ended December 31, 2003:                           Date Ceased Operations
 -----------------------------                           ----------------------
  Met Investors Lord Abbett Developing Growth Portfolio     April 25, 2003
  Met Investors JP Morgan Enhanced Index Portfolio          April 25, 2003
  Met Investors JP Morgan International Equity Portfolio    April 25, 2003
  GACC Money Market Fund                                    April 25, 2003

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(1) ORGANIZATION, CONTINUED

   The following sub-accounts began operations during the Years Ended December 31, 2005, 2004 and 2003:

Year Ended December 31, 2005:                                    Date Began Operations
-----------------------------                                    ---------------------
 Met Investors Defensive Strategy Fund of Fund                        May 2, 2005
 Met Investors Moderate Strategy Fund of Fund                         May 2, 2005
 Met Investors Balanced Strategy Fund of Fund                         May 2, 2005
 Met Investors Growth Strategy Fund of Fund                           May 2, 2005
 Met Investors Aggressive Strategy Fund of Fund                       May 2, 2005
 Met Investors VanKampen ComStock Portfolio                           May 2, 2005
 MetLife Salomon Brothers U.S. Government Portfolio                   May 2, 2005

Year Ended December 31, 2004:                                    Date Began Operations
-----------------------------                                    ---------------------
 Met Investors Neuberger Berman Real Estate Portfolio                 May 3, 2004
 Met Investors Turner Mid-Cap Growth Portfolio                        May 3, 2004
 Met Investors Goldman Sachs Mid-Cap Value Portfolio                  May 3, 2004
 MetLife SSR Bond Income Portfolio                                    May 3, 2004
 MetLife T. Rowe Price Small-Cap Growth Portfolio                     May 3, 2004
 MetLife T. Rowe Price Large-Cap Growth Portfolio                     May 3, 2004
 MetLife Salomon Brothers Strategic Bond Opportunities Portfolio      May 3, 2004
 MetLife Capital Guardian U.S. Equity Portfolio                    November 22, 2004

Year Ended December 31, 2003:                                    Date Began Operations
-----------------------------                                    ---------------------
 Met Investors Lord Abbett Growth Opportunities Portfolio           April 25, 2003
 MetLife SSR Money Market Portfolio                                 April 25, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio               May 1, 2003

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes. MLIOC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.

  (C) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates. Certain amounts in the prior years' financial statements have been reclassified to conform with the current year presentation.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(3) SEPARATE ACCOUNT EXPENSES
   For flexible premium variable universal life policies, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The maximum daily charge, on an annual basis, is equal to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.35% thereafter. The mortality risk assumed by MLIOC is that the insureds, as a group, may not live as long as expected. The expense risk assumed is that actual expenses may be greater than those assumed.

(4) CONTRACT CHARGES AND FEES
   There are contract charges and fees associated with the variable life insurance policies. MLIOC deducts fees from the policy cash value that reduces the return on investment. MLIOC no longer sells single premium variable life (SPVL) policies, but continues to sell flexible premium variable universal life (FPVUL) policies, and the contract charges and fees vary based on the type of product.

   The charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy cash value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, MLIOC deducts a deferred premium tax charge on premium surrendered during the first 10 years. MLIOC charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. MLIOC deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

   The insurance charges for FPVUL policies include selection and issue expense (mortality and expense risk) charge, monthly policy charge, cost of insurance charge and the charges for additional benefit riders. These charges are deducted from the policy cash value on a monthly basis. MLIOC deducts a sales and tax expense charge from each premium payment. In addition, MLIOC will deduct a surrender charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. MLIOC deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 or as indicated below for each sub-account were as follows:

                                                          Purchases   Sales
                                                          --------- ----------
 Met Investors Lord Abbett Growth and Income Portfolio    $233,551  $   53,366
 Met Investors Lord Abbett Bond Debenture Portfolio         51,416      15,398
 Met Investors Lord Abbett Growth Opportunities Portfolio        -          31
 Met Investors Lord Abbett Mid-Cap Value Portfolio               -       3,602
 Met Investors Met/Putnam Capital Opportunities Portfolio        -       2,587
 Met Investors Oppenheimer Capital Appreciation Portfolio   82,684      14,216
 Met Investors PIMCO Inflation Protected Bond Portfolio     97,944      25,098
 Met Investors Janus Aggressive Growth Portfolio            63,622      20,496
 Met Investors PIMCO Total Return Bond Portfolio            66,946      40,127
 (a) Met Investors PIMCO Money Market Portfolio            237,316   2,174,877
 Met Investors RCM Global Technology Portfolio              40,643      66,368
 Met Investors T. Rowe Price Mid-Cap Growth Portfolio      153,873      34,930
 Met Investors MFS Research International Portfolio         38,025     135,524
 Met Investors AIM Small-Cap Growth Stock                   30,383      97,308
 Met Investors Lazard Mid-Cap Portfolio B                   41,617      16,284
 Met Investors Harris Oakmark International Portfolio      166,708      21,969

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements

(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                                Purchases    Sales
                                                                ---------- ----------
Met Investors Third Avenue Small-Cap Value Portfolio            $   54,812 $   34,936
Met Investors Neuberger Berman Real Estate Portfolio                21,533      3,320
Met Investors Turner Mid-Cap Growth Portfolio                        3,087      1,394
Met Investors Goldman Sachs Mid-Cap Value Portfolio                 23,003      5,075
(b) Met Investors MetLife Defensive Strategy Fund of Fund                -          -
(b) Met Investors MetLife Moderate Strategy Fund of Fund                 -          -
(b) Met Investors MetLife Balanced Strategy Fund of Fund             8,717         17
(b) Met Investors MetLife Growth Strategy Fund of Fund             116,072      1,802
(b) Met Investors MetLife Aggressive Strategy Fund of Fund               -          -
(b) Met Investors Van Kampen Comstock Portfolio                      9,060      4,870
Russell Mutli-Style Equity Fund                                          -          -
Russell Aggressive Equity Fund                                           -          -
Russell Non-U.S. Fund                                                    -          -
Russell Core Bond Fund                                                   -          -
Russell Real Estate Securities Fund                                      -          -
AIM Capital Appreciation Fund                                            -        376
AIM International Growth Fund                                            -          -
(a) Alliance Bernstein Real Estate Investment Portfolio                  -      3,412
Scudder II Small-Cap Growth Portfolio                                    -          -
(a) Scudder II Dreman Small-Cap Value Portfolio                          -          -
Scudder II Government Securities Portfolio                               -          -
(a) MFS High Income Series                                             142      2,099
(a) MFS Investors Trust Series                                          27      4,731
(a) MFS New Discovery Series                                             -      2,771
(a) Oppenheimer Capital Appreciation Fund                              451     47,733
MetLife Davis Venture Value Portfolio                              228,705     61,414
MetLife Harris Oakmark Focused Value Portfolio                      45,779     31,935
MetLife Jennison Growth Portfolio                                   60,578     13,865
MetLife Capital Guardian U.S. Equity Portfolio                          34      2,213
MetLife BlackRock Money Market Portfolio                         2,088,894    243,579
MetLife Stock Index Portfolio                                      111,802    135,655
MetLife BlackRock Bond Income Portfolio                              1,349        658
MetLife Salomon Brothers Strategic Bond Opportunities Portfolio          -          -
(b) MetLife Salomon Brothers U.S. Government Portfolio               6,986      4,674
MetLife T. Rowe Price Small-Cap Growth Portfolio                         -         66
MetLife T. Rowe Price Large-Cap Growth Portfolio                         -          -
Putnam Growth and Income Fund                                           96        172
Putnam Vista Fund                                                        -          -
(a) Putnam International Growth Fund                                    31      1,813
Templeton Growth Securities Fund                                       491        706
Templeton Foreign Securities Fund                                       25         64
Templeton Developing Markets Securities Fund                            46        106
                                                                ---------- ----------
Total                                                           $4,086,448 $3,331,637
                                                                ========== ==========

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett   Lord Abbett  Lord Abbett   JP Morgan     JP Morgan
                                  Growth and      Bond      Developing      Growth       Mid-Cap     Enhanced    International
                                    Income      Debenture     Growth     Opportunities    Value        Index        Equity
                                   Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                  -----------  -----------  -----------  ------------- -----------  -----------  -------------
Unit Balance at December 31, 2005     113,690       35,636                        110        8,256
                                  ===========  ===========                ===========  ===========
 Units Issued                          21,246        3,403                          -            -
 Units Redeemed                        (4,778)      (1,326)                        (3)        (317)
                                  -----------  -----------                -----------  -----------
Unit Balance at December 31, 2004      97,222       33,559                        113        8,573            -
                                  ===========  ===========                ===========  ===========  ===========
 Units Issued                          18,288        6,765                        742          378            -
 Units Redeemed                        (8,089)      (5,073)                      (745)      (1,280)           -
                                  -----------  -----------                -----------  -----------  -----------
Unit Balance at December 31, 2003      87,023       31,867            -           116        9,475            -             -
                                  ===========  ===========  ===========   ===========  ===========  ===========   ===========
 Units Issued                          57,731       12,298            -           144            1          128             -
 Units Redeemed                       (21,499)      (1,065)        (187)          (28)        (246)     (33,319)       (8,417)
                                  -----------  -----------  -----------   -----------  -----------  -----------   -----------
Unit Balance at January 1, 2003        50,791       20,634          187             -        9,720       33,191         8,417
                                  ===========  ===========  ===========   ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                                              Met/Putnam   Oppenheimer      PIMCO         Janus
                                   JP Morgan     JP Morgan      Capital      Capital      Inflation     Aggressive   Met/Putnam
                                  Quality Bond Select Equity Opportunities Appreciation Protected Bond    Growth      Research
                                   Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                  ------------ ------------- ------------- ------------ -------------- -----------  -----------
Unit Balance at December 31, 2005                                   9,986       30,865        25,707        23,868
                                                              ===========  ===========   ===========   ===========
 Units Issued                                                           -       22,159        10,769         6,629
 Units Redeemed                                                      (264)      (6,682)       (2,311)       (4,977)
                                                              -----------  -----------   -----------   -----------
Unit Balance at December 31, 2004           -             -        10,250       15,388        17,249        22,216            -
                                  ===========   ===========   ===========  ===========   ===========   ===========  ===========
 Units Issued                               -             -         1,126        5,438        15,018         2,636            -
 Units Redeemed                             -       (11,884)         (240)        (897)         (193)       (1,373)      (2,111)
                                  -----------   -----------   -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2003           -        11,884         9,364       10,847         2,424        20,953        2,111
                                  ===========   ===========   ===========  ===========   ===========   ===========  ===========
 Units Issued                               -             -           138       10,182         2,446        15,665            -
 Units Redeemed                        (1,421)         (294)         (246)        (238)          (22)         (499)         (65)
                                  -----------   -----------   -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2003         1,421        12,178         9,472          903             -         5,787        2,176
                                  ===========   ===========   ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -----------------------------------------------------------------------------------
                                     PIMCO          PIMCO         RCM      T. Rowe Price       MFS           AIM
                                  Total Return      Money        Global       Mid-Cap       Research      Small-Cap
                                      Bond         Market      Technology     Growth      International    Growth
                                   Portfolio      Portfolio    Portfolio     Portfolio      Portfolio     Portfolio
                                  ------------   -----------  -----------  -------------  -------------  -----------
Unit Balance at December 31, 2005      53,925              -       11,180        35,921         18,566        26,341
                                  ===========    ===========  ===========   ===========    ===========   ===========
 Units Issued                          18,665         22,043        6,135        17,902          3,714         1,671
 Units Redeemed                        (4,621)      (213,587)      (9,638)       (3,971)        (9,849)       (7,891)
                                  -----------    -----------  -----------   -----------    -----------   -----------
Unit Balance at December 31, 2004      39,881        191,544       14,683        21,990         24,701        32,561
                                  ===========    ===========  ===========   ===========    ===========   ===========
 Units Issued                          24,309         55,089       11,454        10,392         11,063         8,380
 Units Redeemed                        (5,585)      (105,436)        (519)         (923)        (1,425)       (1,218)
                                  -----------    -----------  -----------   -----------    -----------   -----------
Unit Balance at December 31, 2003      21,157        241,891        3,748        12,521         15,063        25,399
                                  ===========    ===========  ===========   ===========    ===========   ===========
 Units Issued                          22,132        598,665        5,255        10,238         20,055        22,979
 Units Redeemed                       (15,828)      (651,046)      (1,517)       (1,361)        (5,551)         (658)
                                  -----------    -----------  -----------   -----------    -----------   -----------
Unit Balance at December 31, 2003      14,853        294,272           10         3,644            559         3,078
                                  ===========    ===========  ===========   ===========    ===========   ===========

                                  --------

                                    Lazard
                                    Mid-Cap
                                  Portfolio B
                                  -----------
Unit Balance at December 31, 2005      33,218
                                  ===========
 Units Issued                           3,758
 Units Redeemed                        (1,722)
                                  -----------
Unit Balance at December 31, 2004      31,182
                                  ===========
 Units Issued                           6,599
 Units Redeemed                        (1,464)
                                  -----------
Unit Balance at December 31, 2003      26,047
                                  ===========
 Units Issued                          22,005
 Units Redeemed                          (569)
                                  -----------
Unit Balance at December 31, 2003       4,611
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------
                                     Harris     Third Avenue    Neuberger       Turner     Goldman Sachs   MetLife
                                     Oakmark     Small-Cap       Berman         Mid-Cap       Mid-Cap     Defensive
                                  International    Value       Real Estate      Growth         Value       Strategy
                                    Portfolio    Portfolio      Portfolio      Portfolio     Portfolio   Fund of Fund
                                  ------------- ------------   -----------    -----------  ------------- ------------
Unit Balance at December 31, 2005       41,949       22,077          1,305            141        10,593            -
                                   ===========  ===========    ===========    ===========   ===========  ===========
 Units Issued                           32,230        8,997          1,814            275        13,953            -
 Units Redeemed                         (7,731)      (3,786)          (581)          (134)       (4,547)           -
                                   -----------  -----------    -----------    -----------   -----------  -----------
Unit Balance at December 31, 2004       17,450       16,866             72              -         1,187            -
                                   ===========  ===========    ===========    ===========   ===========  ===========
 Units Issued                            6,401        4,612             79              -         1,187
 Units Redeemed                           (822)        (983)            (7)             -             -
                                   -----------  -----------    -----------    -----------   -----------
Unit Balance at December 31, 2003       11,871       13,237              -              -             -
                                   ===========  ===========    ===========    ===========   ===========
 Units Issued                           10,612       14,241
 Units Redeemed                           (156)      (1,021)
                                   -----------  -----------
Unit Balance at January 1, 2003          1,415           17
                                   ===========  ===========

                                  -------
                                    MetLife
                                    Moderate
                                    Strategy
                                  Fund of Fund
                                  ------------
Unit Balance at December 31, 2005           -
                                  ===========
 Units Issued                               -
 Units Redeemed                             -
                                  -----------
Unit Balance at December 31, 2004           -
                                  ===========
 Units Issued
 Units Redeemed

Unit Balance at December 31, 2003

 Units Issued
 Units Redeemed

Unit Balance at January 1, 2003


                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                             Met Investors                            GACC
                                 --------------------------------------     ------------------------
                                   MetLife        MetLife      MetLife
                                   Balanced        Growth     Aggressive     Van Kampen       Money
                                   Strategy       Strategy     Strategy       Comstock        Market
                                 Fund of Fund   Fund of Fund Fund of Fund    Portfolio         Fund
                                 ------------   ------------ ------------   -----------    -----------
Unit Balance at December 1, 2005         419          2,621            -             59
                                 ===========    ===========  ===========    ===========
 Units Issued                            425          2,673            -            109
 Units Redeemed                           (6)           (52)           -            (50)
                                 -----------    -----------  -----------    -----------
Unit Balance at December 1, 2004           -              -            -              -
                                 ===========    ===========  ===========    ===========
 Units Issued
 Units Redeemed

Unit Balance at December 1, 2003                                                                     -
                                                                                           ===========
 Units Issued                                                                                       24
 Units Redeemed                                                                                   (239)
                                                                                           -----------
Unit Balance at January 1, 2003                                                                    215
                                                                                           ===========

                                          Russell
                                 ------------------------

                                 Multi-Style     Aggressive
                                   Equity          Equity
                                    Fund            Fund
                                 -----------    -----------
Unit Balance at December 1, 2005           -              -
                                 ===========    ===========
 Units Issued                              -              -
 Units Redeemed                            -              -
                                 -----------    -----------
Unit Balance at December 1, 2004           -              -
                                 ===========    ===========
 Units Issued                              -              -
 Units Redeemed                            -              -
                                 -----------    -----------
Unit Balance at December 1, 2003           -              -
                                 ===========    ===========
 Units Issued                              -              -
 Units Redeemed                          (10)           (10)
                                 -----------    -----------
Unit Balance at January 1, 2003           10             10
                                 ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                 Russell                                   AIM                    Alliance
                                  -------------------------------------  --------------------------------------  -----------
                                                   Core     Real Estate    Premier      Capital    International   Premier
                                    Non-U.S.       Bond     Securities     Equity     Appreciation    Growth       Growth
                                      Fund         Fund        Fund         Fund          Fund         Fund       Portfolio
                                  -----------  -----------  -----------  -----------  ------------ ------------- -----------
Unit Balance at December 31, 2005           -            -            -                     2,123             -
                                  ===========  ===========  ===========               ===========   ===========
 Units Issued                               -            -            -                         -             -
 Units Redeemed                             -            -            -                       (52)            -
                                  -----------  -----------  -----------               -----------   -----------
Unit Balance at December 31, 2004           -            -            -            -        2,175             -            -
                                  ===========  ===========  ===========  ===========  ===========   ===========  ===========
 Units Issued                               -            -            -            -            -             -            -
 Units Redeemed                             -            -            -       (6,020)         (52)            -         (720)
                                  -----------  -----------  -----------  -----------  -----------   -----------  -----------
Unit Balance at December 31, 2003           -            -            -        6,020        2,227             -          720
                                  ===========  ===========  ===========  ===========  ===========   ===========  ===========
 Units Issued                               -            -            -          128            -             -            1
 Units Redeemed                           (10)         (10)         (10)        (164)         (74)          (20)         (46)
                                  -----------  -----------  -----------  -----------  -----------   -----------  -----------
Unit Balance at January 1, 2003            10           10           10        6,056        2,301            20          765
                                  ===========  ===========  ===========  ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                   Alliance        Liberty           Goldman Sachs                      Scudder II
                                  -----------  --------------- -------------------------  -------------------------------------
                                   Bernstein                                                             Dreman
                                  Real Estate      Newport      Growth and  International  Small-Cap    Small-Cap    Government
                                  Investment     Tiger Fund,      Income       Equity       Growth        Value      Securities
                                   Portfolio   Variable Series     Fund         Fund       Portfolio    Portfolio    Portfolio
                                  -----------  --------------- -----------  ------------- -----------  -----------  -----------
Unit Balance at December 31, 2005           -                                                       -            -            -
                                  ===========                                             ===========  ===========  ===========
 Units Issued                               -                                                       -            -            -
 Units Redeemed                          (148)                                                      -            -            -
                                  -----------                                             -----------  -----------  -----------
Unit Balance at December 31, 2004         148              -             -             -            -            -            -
                                  ===========    ===========   ===========   ===========  ===========  ===========  ===========
 Units Issued                               -              -             -             -            -            -            -
 Units Redeemed                            (5)             -             -             -            -            -            -
                                  -----------    -----------   -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003         153              -             -             -            -            -            -
                                  ===========    ===========   ===========   ===========  ===========  ===========  ===========
 Units Issued                               2              -             -             -            -            -            -
 Units Redeemed                           (19)           (10)          (10)          (10)         (10)         (10)         (10)
                                  -----------    -----------   -----------   -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003           170             10            10            10           10           10           10
                                  ===========    ===========   ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       MFS                                      Oppenheimer
                                  ----------------------------------------------------------------------------  ------------
                                                   High      Investors     Emerging    Strategic       New        Capital
                                    Research      Income       Trust        Growth      Income      Discovery   Appreciation
                                     Series       Series      Series        Series      Series       Series         Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005                        -            -                                      -            -
                                               ===========  ===========                            ===========  ===========
 Units Issued                                            -            -                                      -            -
 Units Redeemed                                       (175)        (557)                                  (408)      (6,319)
                                               -----------  -----------                            -----------  -----------
Unit Balance at December 31, 2004           -          175          557            -            -          408        6,319
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                               -            -            -            -            -            -            -
 Units Redeemed                             -           (6)         (19)           -            -          (14)         (84)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -          181          576            -            -          422        6,403
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                               -            1            -            -            -            2          724
 Units Redeemed                           (10)         (19)         (37)         (10)         (10)         (32)         (91)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003            10          199          613           10           10          452        5,770
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Oppenheimer                                        MetLife
                                  -------------------------------------------------------  ---------------------------
                                                                                                            Harris
                                     Main Street        High                   Strategic   Davis Venture    Oakmark
                                  Growth and Income    Income        Bond        Bond          Value     Focused Value
                                        Fund            Fund         Fund        Fund        Portfolio     Portfolio
                                  ----------------- -----------  -----------  -----------  ------------- -------------
Unit Balance at December 31, 2005                                                                66,364        40,455
                                                                                            ===========   ===========
 Units Issued                                                                                    27,268        22,872
 Units Redeemed                                                                                  (8,107)       (8,971)
                                                                                            -----------   -----------
Unit Balance at December 31, 2004              -              -            -            -        47,203        26,554
                                     ===========    ===========  ===========  ===========   ===========   ===========
 Units Issued                                  -              -            -            -        25,121        15,248
 Units Redeemed                                -              -         (481)           -        (2,317)       (1,691)
                                     -----------    -----------  -----------  -----------   -----------   -----------
Unit Balance at December 31, 2003              -              -          481            -        24,399        12,997
                                     ===========    ===========  ===========  ===========   ===========   ===========
 Units Issued                                  -              -            1            -        20,227        11,235
 Units Redeemed                              (10)           (10)         (34)         (10)       (2,480)       (1,197)
                                     -----------    -----------  -----------  -----------   -----------   -----------
Unit Balance at January 1, 2003               10             10          514           10         6,652         2,959
                                     ===========    ===========  ===========  ===========   ===========   ===========

                                  ------------

                                   Jennison
                                    Growth
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005      15,304
                                  ===========
 Units Issued                           5,003
 Units Redeemed                        (1,373)
                                  -----------
Unit Balance at December 31, 2004      11,674
                                  ===========
 Units Issued                           5,272
 Units Redeemed                        (1,035)
                                  -----------
Unit Balance at December 31, 2003       7,437
                                  ===========
 Units Issued                           7,856
 Units Redeemed                          (812)
                                  -----------
Unit Balance at January 1, 2003           393
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                                MetLife
                                  -------------------------------------------------------------------------------------
                                    Capital                                           Salomon Brothers
                                   Guardian     BlackRock     MetLife     BlackRock    Strategic Bond  Salomon Brothers
                                  U.S. Equity  Money Market Stock Index  Bond Income   Opportunities   U.S. Government
                                   Portfolio    Portfolio    Portfolio    Portfolio      Portfolio        Portfolio
                                  -----------  ------------ -----------  -----------  ---------------- ----------------
Unit Balance at December 31, 2005       1,079      167,631       41,696            -              -               12
                                  ===========  ===========  ===========  ===========    ===========      ===========
 Units Issued                               -      185,799       10,013            -              -               28
 Units Redeemed                           (25)     (18,538)     (12,724)        (465)             -              (16)
                                  -----------  -----------  -----------  -----------    -----------      -----------
Unit Balance at December 31, 2004       1,104          370       44,407          465              -                -
                                  ===========  ===========  ===========  ===========    ===========      ===========
 Units Issued                           1,107           83       14,472          474              -                -
 Units Redeemed                            (3)           -       (1,550)          (9)             -                -
                                  -----------  -----------  -----------  -----------    -----------      -----------
Unit Balance at December 31, 2003           -          287       31,485            -              -                -
                                  ===========  ===========  ===========  ===========    ===========      ===========
 Units Issued                                          306       20,447
 Units Redeemed                                        (19)      (5,059)
                                               -----------  -----------
Unit Balance at January 1, 2003                          -       16,097
                                               ===========  ===========

                                  -------------
                                  T. Rowe Price
                                    Small-Cap
                                     Growth
                                    Portfolio
                                  -------------
Unit Balance at December 31, 2005          248
                                   ===========
 Units Issued                                -
 Units Redeemed                             (6)
                                   -----------
Unit Balance at December 31, 2004          254
                                   ===========
 Units Issued                              258
 Units Redeemed                             (4)
                                   -----------
Unit Balance at December 31, 2003            -
                                   ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2003


                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                     MetLife                                  Putnam                                Templeton
                                  ------------- -----------------------------------------------------------------  -----------
                                  T. Rowe Price                                                      International    Global
                                    Large-Cap    Growth and                            International      New         Income
                                     Growth        Income     New Value      Vista        Growth     Opportunities  Securities
                                    Portfolio       Fund        Fund         Fund          Fund          Fund          Fund
                                  ------------- -----------  -----------  -----------  ------------- ------------- -----------
Unit Balance at December 31, 2005            -            -                         -             -
                                   ===========  ===========               ===========   ===========
 Units Issued                                -            -                         -             -
 Units Redeemed                              -         (465)                        -          (209)
                                   -----------  -----------               -----------   -----------
Unit Balance at December 31, 2004            -          465            -            -           209             -            -
                                   ===========  ===========  ===========  ===========   ===========   ===========  ===========
 Units Issued                                -            -            -            -             -             -            -
 Units Redeemed                              -          (15)           -            -            (7)            -            -
                                   -----------  -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2003            -          480            -            -           216             -            -
                                   ===========  ===========  ===========  ===========   ===========   ===========  ===========
 Units Issued                                             -            -            -             -             -            -
 Units Redeemed                                         (33)         (10)         (10)          (20)          (10)         (10)
                                                -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2003                         513           10           10           236            10           10
                                                ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                      Templeton
                                  --------------------------------------------------------------------------------
                                                                          Developing     Mutual        Franklin
                                   Franklin       Growth      Foreign      Markets       Shares    Large-Cap Growth
                                   Small-Cap    Securities   Securities   Securities   Securities     Securities
                                     Fund          Fund         Fund         Fund         Fund           Fund
                                  -----------  -----------  -----------  -----------  -----------  ----------------
Unit Balance at December 31, 2005                    2,632            -            -
                                               ===========  ===========  ===========
 Units Issued                                            -            -            -
 Units Redeemed                                        (63)        (176)        (213)
                                               -----------  -----------  -----------
Unit Balance at December 31, 2004           -        2,695          176          213            -              -
                                  ===========  ===========  ===========  ===========  ===========    ===========
 Units Issued                               -            -            -            -            -              -
 Units Redeemed                          (359)         (64)          (6)          (7)           -              -
                                  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003         359        2,759          182          220            -              -
                                  ===========  ===========  ===========  ===========  ===========    ===========
 Units Issued                               -            -            -            -            -              -
 Units Redeemed                           (29)         (76)         (29)         (20)         (10)           (10)
                                  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at January 1, 2003           388        2,835          211          240           10             10
                                  ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Concluded)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                                Single Premium Variable Life
                                                  -------------------------------------------------------------------------
                                                                                        Met Investors
                                                  -------------------------------------------------------------------------
                                                   Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett   Lord Abbett
                                                   Growth and        Bond        Developing       Growth        Mid-Cap
                                                     Income        Debenture       Growth      Opportunities     Value
                                                    Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                                  ------------   ------------   ------------   ------------- ------------
December 31, 2005
  Units                                                 68,752         17,393                           110         8,256
  Unit Fair Value                                 $      16.94   $      14.60                  $      15.43  $      25.86
  Net Assets (In Thousands)                       $      1,165   $        254                  $          2  $        214
  Investment Income Ratio to Net Assets/1/                1.22%          4.70%                         0.00%         0.60%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%                         0.00%         0.00%
  Total Return/3/                                         3.68%          1.81%                         4.71%         8.28%

December 31, 2004
  Units                                                 70,419         17,707                           113         8,450
  Unit Fair Value                                 $      16.34   $      14.34                  $      14.73  $      23.89
  Net Assets (In Thousands)                       $      1,151   $        254                  $          2  $        202
  Investment Income Ratio to Net Assets/1/                0.51%          3.48%                         0.00%         0.49%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%                         0.00%         0.00%
  Total Return/3/                                        12.92%          8.43%                        12.76%        24.82%

December 31, 2003
  Units                                                 72,799         18,996                           116         9,348
  Unit Fair Value                                 $      14.47   $      13.22                  $      13.06  $      19.14
  Net Assets (In Thousands)                       $      1,054   $        251                  $          2  $        179
  Investment Income Ratio to Net Assets/1/                0.84%          2.11%                         0.00%         0.69%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%                         0.00%         0.00%
  Total Return/3/                                        31.06%         19.52%                        30.65%        26.16%

December 31, 2002
  Units                                                 48,748         18,201            177                        9,577
  Unit Fair Value                                 $      11.04   $      11.06   $       7.01                 $      15.17
  Net Assets (In Thousands)                       $        538   $        201   $          1                 $        145
  Investment Income Ratio to Net Assets/1/                1.03%          8.42%          0.00%                        0.45%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%          0.00%                        0.00%
  Total Return/3/                                       (17.95%)        (0.39%)       (28.99%)                      (9.31%)

December 31, 2001
  Units                                                 40,894         17,732            181                        6,948
  Unit Fair Value                                 $      13.46   $      11.10   $       9.87                 $      16.73
  Net Assets (In Thousands)                       $        550   $        197   $          2                 $        116
  Investment Income Ratio to Net Assets/1/                0.95%          7.58%          0.00%                        0.49%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%          0.00%                        0.00%
  Total Return/3/                                        (5.72%)         3.79%         (6.84%)                       8.09%

                                                  --------------

                                                  --------------

                                                    JP Morgan
                                                  Enhanced Index
                                                    Portfolio
                                                  --------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2002
  Units                                                  33,181
  Unit Fair Value                                  $       8.40
  Net Assets (In Thousands)                        $        279
  Investment Income Ratio to Net Assets/1/                95.00%
  Expenses as a percent of Average Net Assets/2/           0.00%
  Total Return/3/                                        (24.96%)

December 31, 2001
  Units                                                  39,987
  Unit Fair Value                                  $      11.19
  Net Assets (In Thousands)                        $        447
  Investment Income Ratio to Net Assets/1/                 0.81%
  Expenses as a percent of Average Net Assets/2/           0.00%
  Total Return/3/                                        (11.41%)

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                               Single Premium Variable Life
                                                  ------------------------------------------------------------------------
                                                                                      Met Investors
                                                  ------------------------------------------------------------------------
                                                    JP Morgan                                  Met/Putnam       PIMCO
                                                  International   JP Morgan      JP Morgan       Capital     Total Return
                                                     Equity      Quality Bond  Select Equity  Opportunities      Bond
                                                    Portfolio     Portfolio      Portfolio      Portfolio     Portfolio
                                                  -------------  ------------  -------------  -------------  ------------
December 31, 2005
  Units                                                                                              9,986              -
  Unit Fair Value                                                                             $      13.96   $      13.21
  Net Assets (In Thousands)                                                                   $        139   $          -
  Investment Income Ratio to Net Assets/1/                                                            0.31%          0.07%
  Expenses as a percent of Average Net Assets/2/                                                      0.00%          0.00%
  Total Return/3/                                                                                    10.08%          2.46%

December 31, 2004
  Units                                                                                             10,250              -
  Unit Fair Value                                                                             $      12.68   $      12.89
  Net Assets (In Thousands)                                                                   $        130   $          -
  Investment Income Ratio to Net Assets/1/                                                            0.00%          7.68%
  Expenses as a percent of Average Net Assets/2/                                                      0.00%          0.00%
  Total Return/3/                                                                                    18.54%          5.25%

December 31, 2003
  Units                                                                     -        11,884          9,364
  Unit Fair Value                                                $      14.26  $      11.02   $      10.70
  Net Assets (In Thousands)                                      $          -  $        131   $        100
  Investment Income Ratio to Net Assets/1/                               0.00%         0.63%          0.00%
  Expenses as a percent of Average Net Assets/2/                         0.00%         0.00%          0.00%
  Total Return/3/                                                        3.99%        33.50%         28.73%

December 31, 2002
  Units                                                  8,407          1,411        12,168          9,462
  Unit Fair Value                                 $       7.53   $      13.71  $       8.26   $       8.31
  Net Assets (In Thousands)                       $         63   $         19  $        100   $         79
  Investment Income Ratio to Net Assets/1/                0.00%          4.32%         0.65%          0.09%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%         0.00%          0.00%
  Total Return/3/                                       (16.36%)         8.95%       (25.65%)       (21.05%)

December 31, 2001
  Units                                                 11,894              9        14,457          9,693
  Unit Fair Value                                 $       9.00   $      12.58  $      11.10   $      10.53
  Net Assets (In Thousands)                       $        107   $          -  $        161   $        102
  Investment Income Ratio to Net Assets/1/                1.29%          4.81%         0.45%          0.18%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%         0.00%          0.00%
  Total Return/3/                                       (20.33%)         7.05%        (6.02%)        (8.45%)

                                                  -------------

                                                  -------------
                                                       MFS
                                                    Research
                                                  International
                                                    Portfolio
                                                  -------------
December 31, 2005
  Units                                                  5,671
  Unit Fair Value                                 $      18.74
  Net Assets (In Thousands)                       $        106
  Investment Income Ratio to Net Assets/1/                0.58%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                        16.77%

December 31, 2004
  Units                                                  5,807
  Unit Fair Value                                 $      16.05
  Net Assets (In Thousands)                       $         93
  Investment Income Ratio to Net Assets/1/                0.28%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                        19.72%

December 31, 2003
  Units                                                  5,946
  Unit Fair Value                                 $      13.41
  Net Assets (In Thousands)                       $         80
  Investment Income Ratio to Net Assets/1/                1.01%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                        34.08%

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                               Single Premium Variable Life
                                                  -----------------------------------------------------------------------
                                                         Met Investors            GACC                          AIM
                                                  --------------------------  ------------  -----------------------------
                                                     Turner     Goldman Sachs
                                                     Mid-Cap       Mid-Cap                     Premier        Capital
                                                     Growth         Value     Money Market     Equity       Appreciation
                                                    Portfolio     Portfolio       Fund          Fund            Fund
                                                  ------------  ------------- ------------  ------------   ------------
December 31, 2005
  Units                                                      -             -                                      2,123
  Unit Fair Value                                 $      12.53  $      13.64                               $      10.82
  Net Assets (In Thousands)                       $          -  $          -                               $         23
  Investment Income Ratio to Net Assets/1/                0.00%         3.88%                                      0.07%
  Expenses as a percent of Average Net Assets/2/          0.00%         0.00%                                      0.00%
  Total Return/3/                                        11.61%        12.76%                                      8.84%

December 31, 2004
  Units                                                                                                           2,175
  Unit Fair Value                                                                                          $       9.94
  Net Assets (In Thousands)                                                                                $         22
  Investment Income Ratio to Net Assets/1/                                                                         0.00%
  Expenses as a percent of Average Net Assets/2/                                                                   0.00%
  Total Return/3/                                                                                                  6.63%

December 31, 2003
  Units                                                                                            6,020          2,227
  Unit Fair Value                                                                           $       7.67   $       9.33
  Net Assets (In Thousands)                                                                 $         46   $         21
  Investment Income Ratio to Net Assets/1/                                                          0.32%          0.00%
  Expenses as a percent of Average Net Assets/2/                                                    0.00%          0.00%
  Total Return/3/                                                                                  25.08%         29.52%

December 31, 2002
  Units                                                                                  8         6,046          2,291
  Unit Fair Value                                                             $      12.40  $       6.13   $       7.20
  Net Assets (In Thousands)                                                   $          -  $         37   $         16
  Investment Income Ratio to Net Assets/1/                                           11.93%         0.28%          0.00%
  Expenses as a percent of Average Net Assets/2/                                      0.00%         0.00%          0.00%
  Total Return/3/                                                                     1.64%       (30.26%)       (24.36%)

December 31, 2001
  Units                                                                                  9        12,427          3,728
  Unit Fair Value                                                             $      12.20  $       8.79   $       9.52
  Net Assets (In Thousands)                                                   $          -  $        109   $         35
  Investment Income Ratio to Net Assets/1/                                            0.00%         0.12%          0.00%
  Expenses as a percent of Average Net Assets/2/                                      0.00%         0.00%          0.00%
  Total Return/3/                                                                     4.05%       (12.56%)       (23.28%)

                                                  -------------

                                                  -------------

                                                  International
                                                     Growth
                                                      Fund
                                                  -------------
December 31, 2005
  Units                                                      -
  Unit Fair Value                                 $       9.75
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                        17.93%

December 31, 2004
  Units                                                      -
  Unit Fair Value                                 $       8.26
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                        24.00%

December 31, 2003
  Units                                                      -
  Unit Fair Value                                 $       6.66
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                        29.06%

December 31, 2002
  Units                                                     10
  Unit Fair Value                                 $       5.16
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.88%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                       (15.67%)

December 31, 2001
  Units                                                     10
  Unit Fair Value                                 $       6.12
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                       (23.53%)

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:


                                                  -------------

                                                  -------------
                                                     Capital
                                                    Guardian
                                                   U.S. Equity
                                                     Series
                                                  ------------
December 31, 2005
  Units                                                  1,079
  Unit Fair Value                                 $     125.78
  Net Assets (In Thousands)                       $        136
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                         5.78%

December 31, 2004
  Units                                                  1,104
  Unit Fair Value                                 $     118.91
  Net Assets (In Thousands)                       $        131
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.00%
  Total Return/3/                                        18.91%

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                                 Single Premium Variable Life
                                                  ---------------------------------------------------------------------
                                                             MetLife                                 Templeton
                                                  ----------------------------------------- --------------------------
                                                    Blackrock   T. Rowe Price T. Rowe Price    Global
                                                      Money       Small-Cap     Large-Cap      Income         Franklin
                                                     Market        Growth        Growth      Securities       Small-Cap
                                                    Portfolio     Portfolio     Portfolio       Fund            Fund
                                                  ------------  ------------- ------------- ------------    ------------
December 31, 2005
  Units                                                      -           248             -
  Unit Fair Value                                 $      10.44  $      16.57  $      14.22
  Net Assets (In Thousands)                       $          -  $          4  $          -
  Investment Income Ratio to Net Assets/1/                2.39%         0.00%         0.00%
  Expenses as a percent of Average Net Assets/2/          0.00%         0.00%         0.00%
  Total Return/3/                                         2.89%        11.01%         6.59%

December 31, 2004
  Units                                                      -           254
  Unit Fair Value                                 $      10.15  $      14.93
  Net Assets (In Thousands)                       $          -  $          4
  Investment Income Ratio to Net Assets/1/                1.01%         0.00%
  Expenses as a percent of Average Net Assets/2/          0.00%         0.00%
  Total Return/3/                                         0.99%        11.08%

December 31, 2003
  Units                                                      -                                         -             359
  Unit Fair Value                                 $      10.05                              $      16.04    $       9.88
  Net Assets (In Thousands)                       $          -                              $          -    $          4
  Investment Income Ratio to Net Assets/1/                0.74%                                    13.38%           0.00%
  Expenses as a percent of Average Net Assets/2/          0.00%                                     0.00%           0.00%
  Total Return/3/                                         0.51%                                    22.72%          37.61%

December 31, 2002
  Units                                                                                               10             378
  Unit Fair Value                                                                           $      13.07    $       7.18
  Net Assets (In Thousands)                                                                 $          -    $          3
  Investment Income Ratio to Net Assets/1/                                                          0.85%           0.32%
  Expenses as a percent of Average Net Assets/2/                                                    0.00%           0.00%
  Total Return/3/                                                                                  21.44%         (28.52%)

December 31, 2001
  Units                                                                                               10             933
  Unit Fair Value                                                                           $      10.76    $      10.05
  Net Assets (In Thousands)                                                                 $          -    $          9
  Investment Income Ratio to Net Assets/1/                                                          3.82%           0.51%
  Expenses as a percent of Average Net Assets/2/                                                    0.00%           0.00%
  Total Return/3/                                                                                   2.55%         (15.02%)

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                           Single Premium Variable Life
                                                  --------------------------------------------
                                                                    Templeton
                                                  --------------------------------------------
                                                                                    Franklin
                                                      Growth        Foreign     Large-Cap Growth
                                                    Securities     Securities      Securities
                                                       Fund           Fund            Fund
                                                  ------------   ------------   ----------------
December 31, 2005
  Units                                                  2,632              -
  Unit Fair Value                                 $      16.08   $      12.67
  Net Assets (In Thousands)                       $         42   $          -
  Investment Income Ratio to Net Assets/1/                1.24%          1.49%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%
  Total Return/3/                                         9.06%         10.48%

December 31, 2004
  Units                                                  2,695              -
  Unit Fair Value                                 $      14.75   $      11.47
  Net Assets (In Thousands)                       $         40   $          -
  Investment Income Ratio to Net Assets/1/                1.25%          1.14%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%
  Total Return/3/                                        16.25%         18.87%

December 31, 2003
  Units                                                  2,759              -                -
  Unit Fair Value                                 $      12.69   $       9.65     $      11.29
  Net Assets (In Thousands)                       $         35   $          -     $          -
  Investment Income Ratio to Net Assets/1/                1.68%          2.01%            1.35%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%            0.00%
  Total Return/3/                                        32.62%         32.55%           27.14%

December 31, 2002
  Units                                                  2,835             10               10
  Unit Fair Value                                 $       9.57   $       7.28     $       8.88
  Net Assets (In Thousands)                       $         27   $          -     $          -
  Investment Income Ratio to Net Assets/1/                2.45%          1.82%            1.00%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%            0.00%
  Total Return/3/                                       (18.32%)       (18.40%)         (22.94%)

December 31, 2001
  Units                                                  3,412             10               10
  Unit Fair Value                                 $      11.71   $       8.92     $      11.52
  Net Assets (In Thousands)                       $         40   $          -     $          -
  Investment Income Ratio to Net Assets/1/                2.07%          5.13%            0.84%
  Expenses as a percent of Average Net Assets/2/          0.00%          0.00%            0.00%
  Total Return/3/                                        (0.98%)       (15.75%)         (11.26%)

                                                    Flexible Premium Variable Universal Life
                                                  ------------------------------------------
                                                                 Met Investors
                                                  ------------------------------------------
                                                   Lord Abbett    Lord Abbett    Lord Abbett
                                                   Growth and        Bond        Developing
                                                     Income        Debenture       Growth
                                                    Portfolio      Portfolio      Portfolio
                                                  ------------   ------------   ------------
December 31, 2005
  Units                                                 44,938         18,243
  Unit Fair Value                                 $      13.12   $      13.23
  Net Assets (In Thousands)                       $        590   $        241
  Investment Income Ratio to Net Assets/1/                1.22%          4.70%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/3/                                         3.11%          1.25%

December 31, 2004
  Units                                                 26,803         15,852
  Unit Fair Value                                 $      12.73   $      13.07
  Net Assets (In Thousands)                       $        341   $        207
  Investment Income Ratio to Net Assets/1/                0.51%          3.48%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/3/                                        12.30%          7.84%

December 31, 2003
  Units                                                 14,224         12,871
  Unit Fair Value                                 $      11.33   $      12.12
  Net Assets (In Thousands)                       $        161   $        156
  Investment Income Ratio to Net Assets/1/                0.84%          2.11%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/3/                                        30.34%         18.86%

December 31, 2002
  Units                                                  2,043          2,433             10
  Unit Fair Value                                 $       8.70   $      10.20   $       5.75
  Net Assets (In Thousands)                       $         18   $         25   $          -
  Investment Income Ratio to Net Assets/1/                1.03%          8.42%          0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%
  Total Return/3/                                       (18.40%)        (0.94%)       (29.38%)

December 31, 2001
  Units                                                     10             10             10
  Unit Fair Value                                 $      10.66   $      10.29   $       8.14
  Net Assets (In Thousands)                       $          -   $          -   $          -
  Investment Income Ratio to Net Assets/1/                0.95%          7.58%          0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%
  Total Return/3/                                        (6.24%)         3.21%         (7.35%)

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:


                                                  -------------

                                                  -------------
                                                   Lord Abbett
                                                     Growth
                                                  Opportunities
                                                    Portfolio
                                                  -------------
December 31, 2005
  Units                                                      -
  Unit Fair Value                                 $       8.81
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         4.14%

December 31, 2004
  Units                                                      -
  Unit Fair Value                                 $       8.46
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        12.14%

December 31, 2003
  Units                                                      -
  Unit Fair Value                                 $       7.55
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        30.16%

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                                Flexible Premium Variable Universal Life
                                                  --------------------------------------------------------------------------------
                                                                              Met Investors
                                                  --------------------------------------------------------------------------------
                                                   Lord Abbett
                                                     Mid-Cap       JP Morgan          JP Morgan         JP Morgan
                                                      Value      Enhanced Index  International Equity  Quality Bond
                                                    Portfolio      Portfolio          Portfolio         Portfolio
                                                  ------------   --------------  -------------------- ------------
December 31, 2005
  Units                                                      -
  Unit Fair Value                                 $      21.71
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.60%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         7.69%

December 31, 2004
  Units                                                    123
  Unit Fair Value                                 $      20.16
  Net Assets (In Thousands)                       $          2
  Investment Income Ratio to Net Assets/1/                0.49%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        24.14%

December 31, 2003
  Units                                                    127                                                   -
  Unit Fair Value                                 $      16.24                                        $      13.01
  Net Assets (In Thousands)                       $          2                                        $          -
  Investment Income Ratio to Net Assets/1/                0.69%                                               0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%                                               0.55%
  Total Return/3/                                        25.47%                                               3.42%

December 31, 2002
  Units                                                    143              10                 10               10
  Unit Fair Value                                 $      12.94    $       5.82       $       5.70     $       6.44
  Net Assets (In Thousands)                       $          2    $          -       $          -     $          -
  Investment Income Ratio to Net Assets/1/                0.45%           0.95%              0.00%            0.65%
  Expenses as a percent of Average Net Assets/2/          0.55%           0.55%              0.55%            0.55%
  Total Return/3/                                        (9.81%)        (25.37%)           (16.82%)         (26.05%)

December 31, 2001
  Units                                                    149              10                 10               10
  Unit Fair Value                                 $      14.35    $       7.80       $       6.85     $      11.61
  Net Assets (In Thousands)                       $          2    $          -       $          -     $          -
  Investment Income Ratio to Net Assets/1/                0.49%           0.81%              1.29%            4.81%
  Expenses as a percent of Average Net Assets/2/          0.55%           0.55%              0.55%            0.55%
  Total Return/3/                                         7.50%         (11.90%)            20.77%            6.46%

                                                  -------------

                                                  -------------

                                                    JP Morgan
                                                  Select Equity
                                                    Portfolio
                                                  -------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2003
  Units                                                      -
  Unit Fair Value                                 $       8.55
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.63%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        32.77%

December 31, 2002
  Units                                                     10
  Unit Fair Value                                 $      12.58
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                4.32%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         8.36%

December 31, 2001
  Units                                                     10
  Unit Fair Value                                 $       8.71
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.45%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        (6.53%)

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                          Flexible Premium Variable Universal Life
                                                  --------------------------------------------------------------------------
                                                                                       Met Investors
                                                  --------------------------------------------------------------------------
                                                   Met/Putnam     Oppenheimer       PIMCO          Janus
                                                     Capital        Capital       Inflation      Aggressive     Met/Putnam
                                                  Opportunities   Appreciation  Protected Bond     Growth        Research
                                                    Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                  -------------  ------------   -------------- ------------   ------------
December 31, 2005
  Units                                                      -         30,865          25,707        23,868
  Unit Fair Value                                 $      10.88   $      11.24    $      11.54  $      11.72
  Net Assets (In Thousands)                       $          -   $        347    $        297  $        280
  Investment Income Ratio to Net Assets/1/                0.31%          0.11%           0.00%         0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%           0.55%         0.55%
  Total Return/3/                                         9.48%          4.42%           0.92%        13.22%

December 31, 2004
  Units                                                      -         15,388          17,249        22,216
  Unit Fair Value                                 $       9.93   $      10.76    $      11.43  $      10.35
  Net Assets (In Thousands)                       $          -   $        166    $        197  $        230
  Investment Income Ratio to Net Assets/1/                0.00%          2.86%           9.73%         0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%           0.55%         0.55%
  Total Return/3/                                        17.89%          6.11%           8.83%         8.22%

December 31, 2003
  Units                                                      -         10,847           2,424        20,953          2,111
  Unit Fair Value                                 $       8.43   $      10.14    $      10.51  $       9.56   $      10.13
  Net Assets (In Thousands)                       $          -   $        110    $         25  $        200   $         21
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%           1.63%         0.00%          0.03%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%           0.55%         0.55%          0.55%
  Total Return/3/                                        28.02%         28.04%           5.07%        30.20%         23.93%

December 31, 2002
  Units                                                     10            903                         5,787          2,176
  Unit Fair Value                                 $       6.58   $       7.92                  $       7.34   $       8.17
  Net Assets (In Thousands)                       $          -   $          7                  $         42   $         18
  Investment Income Ratio to Net Assets/1/                0.09%          0.11%                         0.19%          1.06%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%                         0.55%          0.55%
  Total Return/3/                                       (21.48%)       (20.78%)                      (26.56%)       (18.30%)

December 31, 2001
  Units                                                     10
  Unit Fair Value                                 $       8.38
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.18%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        (8.96%)

                                                  -------------

                                                  -------------
                                                     PIMCO
                                                  Total Return
                                                      Bond
                                                   Portfolio
                                                  ------------
December 31, 2005
  Units                                                 53,925
  Unit Fair Value                                 $      11.97
  Net Assets (In Thousands)                       $        646
  Investment Income Ratio to Net Assets/1/                0.07%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         1.90%

December 31, 2004
  Units                                                 39,881
  Unit Fair Value                                 $      11.75
  Net Assets (In Thousands)                       $        469
  Investment Income Ratio to Net Assets/1/                7.68%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         4.67%

December 31, 2003
  Units                                                 21,157
  Unit Fair Value                                 $      11.22
  Net Assets (In Thousands)                       $        237
  Investment Income Ratio to Net Assets/1/                1.46%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         3.95%

December 31, 2002
  Units                                                 14,853
  Unit Fair Value                                 $      10.80
  Net Assets (In Thousands)                       $        160
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         7.97%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                          Flexible Premium Variable Universal Life
                                                  -------------------------------------------------------------------------
                                                                                       Met Investors
                                                  -------------------------------------------------------------------------
                                                      PIMCO          RCM       T. Rowe Price       MFS            AIM
                                                      Money         Global        Mid-Cap       Research       Small-Cap
                                                     Market       Technology      Growth      International     Growth
                                                    Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                                  ------------  ------------   -------------  -------------  ------------
December 31, 2005
  Units                                                               11,180         35,921         12,894         26,341
  Unit Fair Value                                               $       8.10   $      11.23   $      16.70   $      11.86
  Net Assets (In Thousands)                                     $         91   $        404   $        215   $        312
  Investment Income Ratio to Net Assets/1/                              0.00%          0.00%          0.58%          0.00%
  Expenses as a percent of Average Net Assets/2/                        0.55%          0.55%          0.55%          0.55%
  Total Return/3/                                                      10.74%         14.24%         16.16%          8.00%

December 31, 2004
  Units                                                191,544        14,683         21,990         18,894         32,561
  Unit Fair Value                                 $      10.12  $       7.31   $       9.83   $      14.37   $      10.98
  Net Assets (In Thousands)                       $      1,938  $        107   $        216   $        272   $        357
  Investment Income Ratio to Net Assets/1/                0.91%         0.12%          0.00%          0.28%          0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%         0.55%          0.55%          0.55%          0.55%
  Total Return/3/                                         0.34%        (4.80%)        17.50%         19.06%          6.15%

December 31, 2003
  Units                                                241,891         3,748         12,521          9,117         25,399
  Unit Fair Value                                 $      10.08  $       7.68   $       8.37   $      12.07   $      10.34
  Net Assets (In Thousands)                       $      2,439  $         29   $        105   $        110   $        263
  Investment Income Ratio to Net Assets/1/                0.67%         0.00%          0.00%          1.01%          0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%         0.55%          0.55%          0.55%          0.55%
  Total Return/3/                                         0.13%        56.98%         36.37%         31.47%         38.31%

December 31, 2002
  Units                                                294,272            10          3,644            559          3,078
  Unit Fair Value                                 $      10.07  $       4.89   $       6.14   $       9.18   $       7.48
  Net Assets (In Thousands)                       $      2,963  $          -   $         22   $          5   $         23
  Investment Income Ratio to Net Assets/1/                0.81%         0.00%          0.00%          0.35%          0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%         0.55%          0.55%          0.55%          0.55%
  Total Return/3/                                         0.69%       (51.05%)       (38.63%)        (8.18%)       (25.23%)

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                  -------------

                                                  -------------

                                                     Lazard
                                                     Mid-Cap
                                                   Portfolio B
                                                  ------------
December 31, 2005
  Units                                                 33,218
  Unit Fair Value                                 $      13.78
  Net Assets (In Thousands)                       $        458
  Investment Income Ratio to Net Assets/1/                0.39%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         7.81%

December 31, 2004
  Units                                                 31,182
  Unit Fair Value                                 $      12.78
  Net Assets (In Thousands)                       $        399
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        13.97%

December 31, 2003
  Units                                                 26,047
  Unit Fair Value                                 $      11.21
  Net Assets (In Thousands)                       $        292
  Investment Income Ratio to Net Assets/1/                0.14%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        25.73%

December 31, 2002
  Units                                                  4,611
  Unit Fair Value                                 $       8.92
  Net Assets (In Thousands)                       $         41
  Investment Income Ratio to Net Assets/1/                0.10%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                       (10.80%)

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                        Flexible Premium Variable Universal Life
                                                  ------------------------------------------------------------------------
                                                                                     Met Investors
                                                  ------------------------------------------------------------------------
                                                     Harris      Third Avenue    Neuberger      Turner       Goldman Sachs
                                                     Oakmark      Small-Cap       Berman        Mid-Cap         Mid-Cap
                                                  International     Value       Real Estate     Growth           Value
                                                    Portfolio     Portfolio      Portfolio     Portfolio       Portfolio
                                                  -------------  ------------  ------------  ------------    -------------
December 31, 2005
  Units                                                 41,949         22,077         1,305           141          10,593
  Unit Fair Value                                 $      15.67   $      20.53  $      14.61  $      12.42    $      13.52
  Net Assets (In Thousands)                       $        657   $        453  $         19  $          2    $        143
  Investment Income Ratio to Net Assets/1/                0.21%          0.00%         0.00%         0.00%           3.88%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%         0.55%         0.55%           0.55%
  Total Return/3/                                        13.86%         15.18%        12.99%        11.00%          12.14%

December 31, 2004
  Units                                                 17,450         16,866            72                         1,187
  Unit Fair Value                                 $      13.76   $      17.82  $      12.93                  $      12.05
  Net Assets (In Thousands)                       $        240   $        301  $          1                  $         14
  Investment Income Ratio to Net Assets/1/                0.04%          2.02%         4.59%                         5.20%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%         0.55%                         0.55%
  Total Return/3/                                        20.14%         26.11%        29.27%                        20.53%

December 31, 2003
  Units                                                 11,871         13,237
  Unit Fair Value                                 $      11.46   $      14.13
  Net Assets (In Thousands)                       $        136   $        187
  Investment Income Ratio to Net Assets/1/                2.47%          0.73%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/3/                                        34.63%         40.76%

December 31, 2002
  Units                                                  1,415             17
  Unit Fair Value                                 $       8.51   $      10.04
  Net Assets (In Thousands)                       $         12   $          -
  Investment Income Ratio to Net Assets/1/                0.30%          0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/3/                                       (14.90%)         0.40%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                  -----------

                                                  -----------
                                                    MetLife
                                                   Defensive
                                                    Strategy
                                                  Fund of Fund
                                                  ------------
December 31, 2005
  Units                                                      -
  Unit Fair Value                                 $     105.45
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         5.47%

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                       Flexible Premium Variable Universal Life
                                                  ---------------------------------------------------------------------
                                                                              Met Investors
                                                  --------------------------------------------------------------------
                                                     MetLife       MetLife       MetLife       MetLife
                                                    Moderate      Balanced       Growth      Aggressive    Van Kampen
                                                  Strategy Fund Strategy Fund Strategy Fund Strategy Fund   Comstock
                                                     of Fund       of Fund       of Fund       of Fund     Portfolio
                                                  ------------- ------------- ------------- ------------- ------------
December 31, 2005
  Units                                                      -           419         2,621             -            59
  Unit Fair Value                                 $     108.07  $     111.15  $     115.42  $     117.80  $     105.54
  Net Assets (In Thousands)                       $          -  $         47  $        303  $          -  $          6
  Investment Income Ratio to Net Assets/1/                0.00%         0.00%         2.67%         0.00%         2.71%
  Expenses as a percent of Average Net Assets/2/          0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return/3/                                         7.56%         9.49%        12.35%        14.26%         5.55%

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                  -------------
                                                      GACC
                                                  ------------

                                                     Money
                                                     Market
                                                      Fund
                                                  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2002
  Units                                                    207
  Unit Fair Value                                 $      11.12
  Net Assets (In Thousands)                       $          2
  Investment Income Ratio to Net Assets/1/               11.93%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         1.08%

December 31, 2001
  Units                                                    114
  Unit Fair Value                                 $      11.01
  Net Assets (In Thousands)                       $          1
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         3.47%

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                         Flexible Premium Variable Universal Life
                                                  ------------------------------------------------------------------------
                                                                                  Russell
                                                  -----------------------------------------------------------------------
                                                   Multi-Style     Aggressive                      Core       Real Estate
                                                     Equity          Equity        Non-U.S.        Bond       Securities
                                                      Fund            Fund           Fund          Fund          Fund
                                                  ------------   ------------   ------------   ------------  ------------
December 31, 2005
  Units                                                      -              -              -              -             -
  Unit Fair Value                                 $       8.76   $      12.99   $      10.80   $      13.89  $      26.54
  Net Assets (In Thousands)                       $          -   $          -   $          -   $          -  $          -
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%          0.00%          0.00%         0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%          0.55%         0.55%
  Total Return/3/                                         6.68%          5.78%         13.06%          1.46%        12.34%

December 31, 2004
  Units                                                      -              -              -              -             -
  Unit Fair Value                                 $       8.21   $      12.28   $       9.55   $      13.69  $      23.62
  Net Assets (In Thousands)                       $          -   $          -   $          -   $          -  $          -
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%          0.00%          0.00%         0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%          0.55%         0.55%
  Total Return/3/                                         9.21%         14.10%         17.65%          4.09%        34.15%

December 31, 2003
  Units                                                      -              -              -              -             -
  Unit Fair Value                                 $       7.52   $      10.76   $       8.12   $      13.16  $      17.61
  Net Assets (In Thousands)                       $          -   $          -   $          -   $          -  $          -
  Investment Income Ratio to Net Assets/1/                0.99%          0.00%          0.06%          2.39%         4.17%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%          0.55%         0.55%
  Total Return/3/                                        28.15%         44.80%         38.03%          5.57%        36.46%

December 31, 2002
  Units                                                     10             10             10             10            10
  Unit Fair Value                                 $       5.87   $       7.43   $       5.88   $      12.46  $      12.90
  Net Assets (In Thousands)                       $          -   $          -   $          -   $          -  $          -
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%          1.53%          2.52%         5.34%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%          0.55%         0.55%
  Total Return/3/                                       (23.61%)       (19.50%)       (15.61%)         8.24%         3.23%

December 31, 2001
  Units                                                     10             10             10             10            10
  Unit Fair Value                                 $       7.68   $       9.23   $       6.97   $      11.51  $      12.50
  Net Assets (In Thousands)                       $          -   $          -   $          -   $          -  $          -
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%          0.00%          6.26%         5.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%          0.55%         0.55%
  Total Return/3/                                       (14.68%)        (2.90%)       (22.46%)         6.81%         7.24%

                                                  -------------
                                                       AIM
                                                  ------------
                                                     Premier
                                                     Equity
                                                    Portfolio
                                                  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2003
  Units                                                      -
  Unit Fair Value                                 $       6.03
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.32%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        24.39%

December 31, 2002
  Units                                                     10
  Unit Fair Value                                 $       4.85
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.28%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                       (30.64%)

December 31, 2001
  Units                                                     10
  Unit Fair Value                                 $       6.99
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.12%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                       (13.05%)

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                          Flexible Premium Variable Universal Life
                                                  --------------------------------------------------------------------------
                                                               AIM                        Alliance               Liberty
                                                  ---------------------------   ---------------------------  ---------------
                                                                                                 Bernstein
                                                     Capital     International     Premier      Real Estate      Newport
                                                   Appreciation     Growth         Growth       Investment     Tiger Fund,
                                                       Fund          Fund         Portfolio      Portfolio   Variable Series
                                                  ------------   -------------  ------------   ------------  ---------------
December 31, 2005
  Units                                                      -              -
  Unit Fair Value                                 $       7.10   $       9.45
  Net Assets (In Thousands)                       $          -   $          -
  Investment Income Ratio to Net Assets/1/                0.07%          0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/3/                                         8.24%         17.28%

December 31, 2004
  Units                                                      -              -                           148
  Unit Fair Value                                 $       6.56   $       8.05                  $      23.76
  Net Assets (In Thousands)                       $          -   $          -                  $          4
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%                         2.22%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%                         0.55%
  Total Return/3/                                         6.04%         23.32%                        34.88%

December 31, 2003
  Units                                                      -              -            720            153              -
  Unit Fair Value                                 $       6.19   $       6.53   $       5.53   $      17.61   $       7.44
  Net Assets (In Thousands)                       $          -   $          -   $          4   $          3   $          -
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%          0.00%          2.76%          0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%          0.55%          0.55%
  Total Return/3/                                        28.81%         28.35%         22.99%         38.53%         34.75%

December 31, 2002
  Units                                                     10             10            765            170             10
  Unit Fair Value                                 $       4.80   $       5.09   $       4.49   $      12.71   $       5.52
  Net Assets (In Thousands)                       $          -   $          -   $          3   $          2   $          -
  Investment Income Ratio to Net Assets/1/                0.00%          0.88%          0.00%          2.51%          1.63%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%          0.55%          0.55%
  Total Return/3/                                       (24.77%)       (16.14%)       (31.03%)         2.04%        (18.78%)

December 31, 2001
  Units                                                     10             10            799            177             10
  Unit Fair Value                                 $       6.38   $       6.07   $       6.52   $      12.46   $       7.14
  Net Assets (In Thousands)                       $          -   $          -   $          5   $          2   $          -
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%          0.00%          5.47%          1.34%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%          0.55%          0.55%
  Total Return/3/                                       (23.70%)       (23.95%)       (17.66%)        10.18%        (18.93%)

                                                  -------------
                                                  Goldman Sachs
                                                  -------------

                                                     Global
                                                     Income
                                                      Fund
                                                  -------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2001
  Units                                                     10
  Unit Fair Value                                 $      11.10
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                3.66%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         4.23%

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                           Flexible Premium Variable Universal Life
                                                  -----------------------------------------------------------------------------
                                                                   Goldman Sachs                                  Scudder II
                                                  ---------------------------------------------   -----------------------------
                                                                                                                    Dreman
                                                     Internet                      International    Small-Cap      Small-Cap
                                                    Tollkeeper   Growth and Income    Equity         Growth          Value
                                                       Fund            Fund            Fund         Portfolio      Portfolio
                                                  ------------   ----------------- -------------  ------------   ------------
December 31, 2005
  Units                                                                                                      -
  Unit Fair Value                                                                                 $       6.14
  Net Assets (In Thousands)                                                                       $          -
  Investment Income Ratio to Net Assets/1/                                                                0.00%
  Expenses as a percent of Average Net Assets/2/                                                          0.55%
  Total Return/3/                                                                                         6.48%

December 31, 2004
  Units                                                                                                      -              -
  Unit Fair Value                                                                                 $       5.77   $      19.05
  Net Assets (In Thousands)                                                                       $          -   $          -
  Investment Income Ratio to Net Assets/1/                                                                0.00%          0.00%
  Expenses as a percent of Average Net Assets/2/                                                          0.55%          0.55%
  Total Return/3/                                                                                        10.41%         25.33%

December 31, 2003
  Units                                                                       -               -              -              -
  Unit Fair Value                                                  $       8.49    $       9.24   $       5.22   $      15.20
  Net Assets (In Thousands)                                        $          -    $          -   $          -   $          -
  Investment Income Ratio to Net Assets/1/                                 0.00%           0.00%          0.00%          4.82%
  Expenses as a percent of Average Net Assets/2/                           0.55%           0.55%          0.55%          0.55%
  Total Return/3/                                                         44.00%          23.68%         32.21%         41.25%

December 31, 2002
  Units                                                                      10              10             10             10
  Unit Fair Value                                                  $       7.47    $       5.52   $       3.95   $      10.76
  Net Assets (In Thousands)                                        $          -    $          -   $          -   $          -
  Investment Income Ratio to Net Assets/1/                                 1.26%           1.63%          0.00%          0.00%
  Expenses as a percent of Average Net Assets/2/                           0.55%           0.55%          0.55%          0.55%
  Total Return/3/                                                        (11.83%)        (18.78%)       (33.83%)       (11.84%)

December 31, 2001
  Units                                                     10               10              10             10             10
  Unit Fair Value                                 $       4.31     $       8.48    $       6.80   $       5.97   $      12.21
  Net Assets (In Thousands)                       $          -     $          -    $          -   $          -   $          -
  Investment Income Ratio to Net Assets/1/                0.00%            0.00%           1.35%          0.00%          0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%            0.55%           0.55%          0.55%          0.55%
  Total Return/3/                                       (34.04%)          (9.84%)        (22.69%)       (29.19%)       (17.02%)

                                                  -------------

                                                  -------------

                                                   Government
                                                   Securities
                                                   Portfolio
                                                  ------------
December 31, 2005
  Units                                                      -
  Unit Fair Value                                 $      13.35
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         2.01%

December 31, 2004
  Units                                                      -
  Unit Fair Value                                 $      13.09
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         3.18%

December 31, 2003
  Units                                                      -
  Unit Fair Value                                 $      12.68
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                7.48%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         1.70%

December 31, 2002
  Units                                                     10
  Unit Fair Value                                 $      12.47
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                3.33%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         7.46%

December 31, 2001
  Units                                                     10
  Unit Fair Value                                 $      11.61
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                4.43%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         6.90%

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                         Flexible Premium Variable Universal Life
                                                  ------------------------------------------------------------------------
                                                                                            MFS
                                                  ------------------------------------------------------------------------
                                                                     High        Investors       Emerging      Strategic
                                                     Research       Income         Trust          Growth        Income
                                                      Series        Series        Series          Series        Series
                                                  ------------   ------------  ------------   ------------   ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2004
  Units                                                                   175           557
  Unit Fair Value                                                $      12.24  $       8.76
  Net Assets (In Thousands)                                      $          2  $          5
  Investment Income Ratio to Net Assets/1/                               4.58%         0.61%
  Expenses as a percent of Average Net Assets/2/                         0.55%         0.55%
  Total Return/3/                                                        8.55%        10.74%

December 31, 2003
  Units                                                      -            181           576              -              -
  Unit Fair Value                                 $       6.53   $      11.28  $       7.91   $       4.54   $      13.00
  Net Assets (In Thousands)                       $          -   $          2  $          5   $          -   $          -
  Investment Income Ratio to Net Assets/1/                1.20%          4.30%         0.68%          0.00%          8.88%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%         0.55%          0.55%          0.55%
  Total Return/3/                                        24.02%         17.31%        21.48%         29.51%          9.77%

December 31, 2002
  Units                                                     10            199           613             10             10
  Unit Fair Value                                 $       5.27   $       9.61  $       6.51   $       3.51   $      11.84
  Net Assets (In Thousands)                       $          -   $          2  $          4   $          -   $          -
  Investment Income Ratio to Net Assets/1/                0.00%          6.98%         0.55%          0.00%          3.55%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%         0.55%          0.55%          0.55%
  Total Return/3/                                       (24.95%)         2.00%       (21.40%)       (34.12%)         7.81%

December 31, 2001
  Units                                                     10            208           640             10             10
  Unit Fair Value                                 $       7.02   $       9.42  $       8.29   $       5.32   $      10.98
  Net Assets (In Thousands)                       $          -   $          2  $          5   $          -   $          -
  Investment Income Ratio to Net Assets/1/                0.00%          0.66%         0.00%          0.00%          3.72%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%         0.55%          0.55%          0.55%
  Total Return/3/                                       (21.68%)         1.51%       (16.42%)       (33.85%)         4.17%

                                                  -------------

                                                  -------------
                                                       New
                                                    Discovery
                                                     Series
                                                  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2004
  Units                                                    408
  Unit Fair Value                                 $       7.80
  Net Assets (In Thousands)                       $          3
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         5.93%

December 31, 2003
  Units                                                    422
  Unit Fair Value                                 $       7.36
  Net Assets (In Thousands)                       $          3
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        32.98%

December 31, 2002
  Units                                                    452
  Unit Fair Value                                 $       5.54
  Net Assets (In Thousands)                       $          3
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                       (32.01%)

December 31, 2001
  Units                                                    471
  Unit Fair Value                                 $       8.14
  Net Assets (In Thousands)                       $          4
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        (5.55%)

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                           Flexible Premium Variable Universal Life
                                                  ---------------------------------------------------------------------------
                                                                                  Oppenheimer
                                                  --------------------------------------------------------------------------
                                                     Capital        Main Street         High                      Strategic
                                                   Appreciation  Growth and Income     Income         Bond          Bond
                                                       Fund            Fund             Fund          Fund          Fund
                                                  ------------   ----------------- ------------   ------------  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2004
  Units                                                  6,319
  Unit Fair Value                                 $       7.92
  Net Assets (In Thousands)                       $         50
  Investment Income Ratio to Net Assets/1/                0.31%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         6.35%

December 31, 2003
  Units                                                  6,403                -               -            481             -
  Unit Fair Value                                 $       7.44     $       8.20    $      11.82   $      13.05  $      13.35
  Net Assets (In Thousands)                       $         48     $          -    $          -   $          6  $          -
  Investment Income Ratio to Net Assets/1/                0.37%            1.73%          12.36%          5.48%        10.66%
  Expenses as a percent of Average Net Assets/2/          0.55%            0.55%           0.55%          0.55%         0.55%
  Total Return/3/                                        30.23%           26.02%          23.28%          6.19%        17.42%

December 31, 2002
  Units                                                  5,770               10              10            514            10
  Unit Fair Value                                 $       5.72     $       6.51    $       9.59   $      12.28  $      11.37
  Net Assets (In Thousands)                       $         33     $          -    $          -   $          6  $          -
  Investment Income Ratio to Net Assets/1/                0.00%            1.37%          10.42%          7.33%         8.26%
  Expenses as a percent of Average Net Assets/2/          0.55%            0.55%           0.55%          0.55%         0.55%
  Total Return/3/                                       (27.26%)         (19.24%)         (2.93%)         8.48%         6.85%

December 31, 2001
  Units                                                     10               10              10            536            10
  Unit Fair Value                                 $       7.85     $       8.06    $       9.88   $      11.32  $      10.64
  Net Assets (In Thousands)                       $          -     $          -    $          -   $          6  $          -
  Investment Income Ratio to Net Assets/1/                1.24%            0.00%          10.22%          0.22%         2.90%
  Expenses as a percent of Average Net Assets/2/          0.55%            0.55%           0.55%          0.55%         0.55%
  Total Return/3/                                       (13.06%)         (10.66%)          1.41%          7.19%         4.27%

                                                  -------------
                                                     MetLife
                                                  -------------
                                                  Davis Venture
                                                      Value
                                                    Portfolio
                                                  -------------
December 31, 2005
  Units                                                 66,364
  Unit Fair Value                                 $      13.79
  Net Assets (In Thousands)                       $        915
  Investment Income Ratio to Net Assets/1/                0.72%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         9.69%

December 31, 2004
  Units                                                 47,203
  Unit Fair Value                                 $      12.58
  Net Assets (In Thousands)                       $        594
  Investment Income Ratio to Net Assets/1/                0.52%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        11.75%

December 31, 2003
  Units                                                 24,399
  Unit Fair Value                                 $      11.25
  Net Assets (In Thousands)                       $        275
  Investment Income Ratio to Net Assets/1/                0.18%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        30.15%

December 31, 2002
  Units                                                  6,652
  Unit Fair Value                                 $       8.65
  Net Assets (In Thousands)                       $         58
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                       (13.54%)

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                         Flexible Premium Variable Universal Life
                                                  ------------------------------------------------------------------------
                                                                                         MetLife
                                                  ------------------------------------------------------------------------
                                                     Harris                        Capital
                                                     Oakmark       Jennison       Guardian     BlackRock       MetLife
                                                  Focused Value     Growth       U.S. Equity  Money Market   Stock Index
                                                    Portfolio      Portfolio      Portfolio    Portfolio      Portfolio
                                                  -------------  ------------   ------------  ------------  ------------
December 31, 2005
  Units                                                 40,455         15,304              -       167,631        41,696
  Unit Fair Value                                 $      14.17   $      15.43   $     123.26  $      11.47  $      11.52
  Net Assets (In Thousands)                       $        573   $        236   $          -  $      1,923  $        481
  Investment Income Ratio to Net Assets/1/                0.04%          0.41%          0.03%         3.25%         1.47%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%         0.55%         0.55%
  Total Return/3/                                         9.38%         13.26%          5.20%         2.33%         4.07%

December 31, 2004
  Units                                                 26,554         11,674                          370        44,407
  Unit Fair Value                                 $      12.95   $      13.63                 $      11.21  $      11.05
  Net Assets (In Thousands)                       $        344   $        159                 $          4  $        492
  Investment Income Ratio to Net Assets/1/                0.04%          0.09%                        1.01%         0.77%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%                        0.55%         0.55%
  Total Return/3/                                         9.33%          8.60%                        0.43%         9.93%

December 31, 2003
  Units                                                 12,997          7,437                          287        31,485
  Unit Fair Value                                 $      11.85   $      12.55                 $      11.16  $      10.07
  Net Assets (In Thousands)                       $        154   $         93                 $          3  $        317
  Investment Income Ratio to Net Assets/1/                0.09%          0.02%                        0.74%         1.34%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%                        0.55%         0.55%
  Total Return/3/                                        31.93%         29.36%                        0.13%        27.50%

December 31, 2002
  Units                                                  2,959            393                                     16,097
  Unit Fair Value                                 $       8.98   $       9.70                               $       7.90
  Net Assets (In Thousands)                       $         27   $          4                               $        127
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%                                      0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%                                      0.55%
  Total Return/3/                                       (10.19%)        (3.00%)                                   (20.99%)

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                  -------------

                                                  -------------

                                                    BlackRock
                                                   Bond Income
                                                     Class A
                                                  ------------
December 31, 2005
  Units                                                      -
  Unit Fair Value                                 $      57.72
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                4.48%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         1.85%

December 31, 2004
  Units                                                    465
  Unit Fair Value                                 $      56.67
  Net Assets (In Thousands)                       $         26
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         3.86%

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:


                                                  ----------------

                                                  ----------------
                                                  Salomon Brothers
                                                   Strategic Bond
                                                   Opportunities
                                                     Portfolio
                                                  ----------------
December 31, 2005
  Units                                                        -
  Unit Fair Value                                   $      22.56
  Net Assets (In Thousands)                         $          -
  Investment Income Ratio to Net Assets/1/                  0.00%
  Expenses as a percent of Average Net Assets/2/            0.55%
  Total Return/3/                                           2.27%

December 31, 2004
  Units                                                        -
  Unit Fair Value                                   $      22.06
  Net Assets (In Thousands)                         $          -
  Investment Income Ratio to Net Assets/1/                  0.00%
  Expenses as a percent of Average Net Assets/2/            0.55%
  Total Return/3/                                           6.85%

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/1/
  Expenses as a percent of Average Net Assets/2/
  Total Return/3/

                                                           Flexible Premium Variable Universal Life
                                                  -------------------------------------------------------------------------
                                                             MetLife                                        Putnam
                                                  --------------------------------------------   ---------------------------
                                                                   T. Rowe Price T. Rowe Price
                                                  Salomon Brothers   Small-Cap     Large-Cap       Growth and
                                                  U.S. Government     Growth        Growth           Income       New Value
                                                     Portfolio       Portfolio     Portfolio          Fund          Fund
                                                  ---------------- ------------- -------------   ------------   ------------
December 31, 2005
  Units                                                       12              -             -               -
  Unit Fair Value                                   $     178.21   $      15.78  $      13.67    $      12.09
  Net Assets (In Thousands)                         $          2   $          -  $          -    $          -
  Investment Income Ratio to Net Assets/1/                  0.00%          0.00%         0.00%           2.04%
  Expenses as a percent of Average Net Assets/2/            0.55%          0.55%         0.55%           0.55%
  Total Return/3/                                           0.62%         10.40%         6.00%           4.92%

December 31, 2004
  Units                                                                       -             -             465
  Unit Fair Value                                                  $      14.30  $      12.89    $      11.52
  Net Assets (In Thousands)                                        $          -  $          -    $          5
  Investment Income Ratio to Net Assets/1/                                 0.00%         0.00%           1.75%
  Expenses as a percent of Average Net Assets/2/                           0.55%         0.55%           0.55%
  Total Return/3/                                                         10.47%         9.32%          10.75%

December 31, 2003
  Units                                                                                                   480              -
  Unit Fair Value                                                                                $      10.40   $      13.70
  Net Assets (In Thousands)                                                                      $          5   $          -
  Investment Income Ratio to Net Assets/1/                                                               2.10%          2.67%
  Expenses as a percent of Average Net Assets/2/                                                         0.55%          0.55%
  Total Return/3/                                                                                       26.99%         32.13%

December 31, 2002
  Units                                                                                                   513             10
  Unit Fair Value                                                                                $       8.19   $      10.37
  Net Assets (In Thousands)                                                                      $          4   $          -
  Investment Income Ratio to Net Assets/1/                                                               1.74%          0.89%
  Expenses as a percent of Average Net Assets/2/                                                         0.55%          0.55%
  Total Return/3/                                                                                      (19.23%)       (15.90%)

December 31, 2001
  Units                                                                                                   536             10
  Unit Fair Value                                                                                $      10.14   $      12.33
  Net Assets (In Thousands)                                                                      $          5   $          -
  Investment Income Ratio to Net Assets/1/                                                               0.06%          0.83%
  Expenses as a percent of Average Net Assets/2/                                                         0.55%          0.55%
  Total Return/3/                                                                                       (6.68%)         3.04%

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                                        Flexible Premium Variable Universal Life
                                                  -----------------------------------------------------------------------
                                                                     Putnam                                   Templeton
                                                  ------------------------------------------   --------------------------
                                                                                International    Global
                                                                 International       New         Income     Franklin
                                                      Vista         Growth      Opportunities  Securities   Small-Cap
                                                      Fund           Fund           Fund          Fund        Fund
                                                  ------------   -------------  -------------  ---------- ------------
December 31, 2005
  Units                                                      -
  Unit Fair Value                                 $       6.74
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        11.87%

December 31, 2004
  Units                                                      -            209
  Unit Fair Value                                 $       6.02   $       8.81
  Net Assets (In Thousands)                       $          -   $          2
  Investment Income Ratio to Net Assets/1/                0.00%          1.65%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/3/                                        18.25%         15.85%

December 31, 2003
  Units                                                      -            216              -                         -
  Unit Fair Value                                 $       5.09   $       7.61   $       5.40              $       6.89
  Net Assets (In Thousands)                       $          -   $          2   $          -              $          -
  Investment Income Ratio to Net Assets/1/                0.00%          1.12%          1.06%                     0.00%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%                     0.55%
  Total Return/3/                                        32.69%         28.18%         32.86%                    36.85%

December 31, 2002
  Units                                                     10            236             10                        10
  Unit Fair Value                                 $       3.84   $       5.94   $       4.06              $       5.04
  Net Assets (In Thousands)                       $          -   $          1   $          -              $          -
  Investment Income Ratio to Net Assets/1/                0.00%          1.00%          0.00%                     0.32%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%                     0.55%
  Total Return/3/                                       (30.76%)       (17.97%)       (13.94%)                  (28.91%)

December 31, 2001
  Units                                                     10            247             10                        10
  Unit Fair Value                                 $       5.54   $       7.24   $       4.72              $       7.08
  Net Assets (In Thousands)                       $          -   $          2   $          -              $          -
  Investment Income Ratio to Net Assets/1/                0.00%          0.00%          0.00%                     0.51%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%          0.55%                     0.55%
  Total Return/3/                                       (33.77%)       (20.85%)       (28.91%)                  (15.48%)

                                                  ------------

                                                  ------------

                                                     Foreign
                                                    Securities
                                                       Fund
                                                  ------------
December 31, 2005
  Units                                                      -
  Unit Fair Value                                 $      11.96
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                1.49%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                         9.87%

December 31, 2004
  Units                                                    176
  Unit Fair Value                                 $      10.89
  Net Assets (In Thousands)                       $          2
  Investment Income Ratio to Net Assets/1/                1.14%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        18.22%

December 31, 2003
  Units                                                    182
  Unit Fair Value                                 $       9.21
  Net Assets (In Thousands)                       $          2
  Investment Income Ratio to Net Assets/1/                2.01%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        31.83%

December 31, 2002
  Units                                                    201
  Unit Fair Value                                 $       6.99
  Net Assets (In Thousands)                       $          1
  Investment Income Ratio to Net Assets/1/                1.82%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                       (18.85%)

December 31, 2001
  Units                                                    209
  Unit Fair Value                                 $       8.61
  Net Assets (In Thousands)                       $          2
  Investment Income Ratio to Net Assets/1/                5.13%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                       (16.21%)

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account Five, single premium variable life and flexible premium variable universal life:

                                                    Flexible Premium Variable
                                                         Universal Life
                                                  ---------------------------
                                                            Templeton
                                                  ---------------------------
                                                    Developing       Mutual
                                                     Markets         Shares
                                                    Securities     Securities
                                                       Fund           Fund
                                                  ------------   ------------
December 31, 2005
  Units                                                      -
  Unit Fair Value                                 $      17.71
  Net Assets (In Thousands)                       $          -
  Investment Income Ratio to Net Assets/1/                1.68%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        27.06%

December 31, 2004
  Units                                                    213
  Unit Fair Value                                 $      13.94
  Net Assets (In Thousands)                       $          3
  Investment Income Ratio to Net Assets/1/                1.84%
  Expenses as a percent of Average Net Assets/2/          0.55%
  Total Return/3/                                        24.15%

December 31, 2003
  Units                                                    220              -
  Unit Fair Value                                 $      11.25   $      12.93
  Net Assets (In Thousands)                       $          2   $          -
  Investment Income Ratio to Net Assets/1/                1.42%          2.07%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/3/                                        52.90%         24.80%

December 31, 2002
  Units                                                    240             10
  Unit Fair Value                                 $       7.34   $      10.36
  Net Assets (In Thousands)                       $          2   $          -
  Investment Income Ratio to Net Assets/1/                1.63%          0.90%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/3/                                        (0.51%)       (12.05%)

December 31, 2001
  Units                                                    251             10
  Unit Fair Value                                 $       7.38   $      11.78
  Net Assets (In Thousands)                       $          2   $          -
  Investment Income Ratio to Net Assets/1/                1.76%          1.74%
  Expenses as a percent of Average Net Assets/2/          0.55%          0.55%
  Total Return/(3)/                                      (8.59%)         6.72%

                                                                    (Continued)

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



/1/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/2/ These ratios represent the annualized contract expenses of the Separate
    Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/3/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.


                                                                    (Concluded)

                               FLEXIBLE PREMIUM

                       VARIABLE LIFE INSURANCE POLICIES

             JOINT AND LAST SURVIVOR POLICY AND SINGLE LIFE POLICY

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                                  MAY 1, 2006

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2006 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614.

                                     SAI-1

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         -----
  MetLife Investors..................................................... SAI-3
  The Separate Account.................................................. SAI-3
  Adjustment of Charges................................................. SAI-3
  Disregard of Voting Instructions...................................... SAI-3
  Performance Data...................................................... SAI-4
  Illustrations......................................................... SAI-4
  Registration Statement................................................ SAI-4
  Misstatement of Age or Sex Corrections................................ SAI-4
  Our Right to Contest.................................................. SAI-4
  Reports to Owners..................................................... SAI-5
  Experts............................................................... SAI-5
  Distribution.......................................................... SAI-5
  Financial Statements..................................................

                                     SAI-2

METLIFE INVESTORS

MetLife Investors Insurance Company of California was incorporated on August 29, 1972 as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Life Insurance Company which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a subsidiary of MetLife, Inc., a publicly-traded company that is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001.

On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its Policy Owners) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc., without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.

We are licensed to do business in the state of California.

THE SEPARATE ACCOUNT

We established the separate account, MetLife Investors Variable Life Account Five on March 24, 1992 to hold certain of the assets that underlie the Policies. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

ADJUSTMENT OF CHARGES

The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other groups or sponsored arrangements purchasing one or more Policies, we may waive or adjust the amount of the sales charge, contingent deferred sales charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement; from the amount of the initial premium payment or payments; or from the amount of projected premium payments. We will determine in our discretion if, and in what amount, an adjustment is appropriate. We may modify the criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any owner.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required to do so by state insurance authorities, vote shares of the Investment Funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Fund. We may also disapprove changes in the investment policy initiated by Owners or trustees/directors of the Investment Funds, if such disapproval is reasonable and is based on a good faith determination by us that the change

                                     SAI-3
would violate state or Federal law or the change would not be consistent with the investment objectives of the Investment Funds or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company. In the event we disregard voting instructions, a summary of this action and the reasons for such action will be included in the next annual report to owners.

PERFORMANCE DATA

We may provide information concerning the historical investment experience of the Investment Funds, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Investment Funds. These net rates of return represent past performance and are not an indication of future performance. Insurance, sales, premium tax, and the selection and issue expense charge, which can significantly reduce the return to the Policy Owner, are not reflected in these rates. The rates of return reflect only the mortality and expense risk charge and the fees and expenses of the underlying Investment Funds. The net rates of return show performance from the inception of the Investment Funds, which in some instances, may precede the Fund's inclusion in the Separate Account.

ILLUSTRATIONS

We may provide personalized illustrations showing how the Policies work based on assumptions about investment returns and the Policy Owner's and/or Insured's characteristics. The illustrations are intended to show how the Death Benefit, Cash Surrender Value, and Accumulation Account Value could vary over an extended period of time assuming hypothetical gross rates of return (I.E., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as Face Amount, premium payments, Insured, risk class, and death benefit option. Illustrations will disclose the specified assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.

The illustrated Death Benefit, Cash Surrender Value, and Accumulation Account Value for a hypothetical Policy would be different, either higher or lower, from the amounts shown in the illustration if the actual average gross rates of return equalled the gross rates of return upon which the illustration is based, but varied above and below the average during the period, or if premiums were paid in other amounts or at other than annual intervals. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown in particular illustrations even if the average rate of return is realized.

REGISTRATION STATEMENT

The prospectus and this SAI omit certain information contained in the Registration Statement which has been filed with the SEC. Copies of such additional information may be obtained from the SEC upon payment of the prescribed fee.

MISSTATEMENT OF AGE OR SEX CORRECTIONS

If there is a misstatement of age or sex in the application, the amount of the death benefit will be that which would be purchased by the most recent monthly cost of insurance charge at the correct age or sex. If we make any payment or Policy changes in good faith, relying on our records, or evidence supplied to us, our duty will be fully discharged. We reserve the right to correct any errors in the Policy.

OUR RIGHT TO CONTEST

We cannot contest the validity of the Policy after it has been in effect during the Insured's lifetime with respect to the Single Life Policy, or during the lifetime of either Insured with respect to the Joint and Last Survivor Policy, for two years. With respect to the Single Life Policy, we cannot contest an increase in Face Amount with regard to material misstatements made

                                     SAI-4
concerning such increase after it has been in force during the Insured's lifetime for two years from the effective date of the increase. If the Policy is reinstated, the two-year period for contesting material misstatements is measured from the date of approval of the reinstatement. In addition, if the Insured with respect to the Single Life Policy (or either Insured with respect to the Joint and Last Survivor Policy) commits suicide in the two-year period, or such period as specified in state law, while sane or insane, the benefit payable will be limited to premiums paid less Indebtedness and less any partial withdrawals. With respect to the Single Life Policy, while sane or insane, if the Insured commits suicide within two years after the date of any increase in Face Amount, the death benefit for that increase will be limited to the monthly deductions for the increase. Please refer to your Policy for specific provisions.

REPORTS TO OWNERS

Each year a report will be sent to you which shows the current Policy values, premiums paid and deductions made since the last report, and any outstanding loans.

EXPERTS

The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

Marian J. Zeldin, FSA, MAAA, Vice President of MetLife Investors has examined actuarial matters included in the Registration Statement, as stated in her opinion filed as an exhibit to the Registration Statement.

DISTRIBUTION

Information about the distribution of the Policies is contained in the prospectus. (See "Other Information -- Distribution.") Additional information is provided below.

The Policies are offered to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Policies. Distributor is a Missouri corporation and its principal office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. Distributor is an indirect wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services. Distributor received sales compensation with respect to the Separate Account in the following amounts during the periods indicated:

                                              AGGREGATE AMOUNT OF
                       AGGREGATE AMOUNT OF   COMMISSIONS RETAINED
                       COMMISSIONS PAID TO   BY DISTRIBUTOR AFTER
           FISCAL YEAR     DISTRIBUTOR     PAYMENTS TO SELLING FIRMS
           ----------- ------------------- -------------------------
              2005....      $458,830                  $0
              2004....      $315,209                  $0
              2003....      $770,310                  $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the Policies.

                                     SAI-5

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2005 ranged from $4,122,607 to $1,000. The amount of commissions paid to selected selling firms during 2005 ranged from $26,272,688 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2005 ranged from $30,302,543 to $1,000. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products. The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services
Vision Investment Services
Wachovia Securities, LLC

                                     SAI-6

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
      (a wholly owned subsidiary of MetLife Investors Insurance Company)

                             FINANCIAL STATEMENTS

                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Board of Directors and Stockholder of
      MetLife Investors Insurance Company of California:

          We have audited the accompanying balance sheets of MetLife Investors Insurance Company of California (the "Company") as of December 31, 2005 and 2004, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company of California at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

          As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                   BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                        2005       2004
                                                                     ----------  --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value
   (amortized cost: $219,698 and $203,730, respectively)             $  219,095  $206,574
 Mortgage loans on real estate                                            9,560    10,298
 Policy loans                                                             1,324     1,199
                                                                     ----------  --------
   Total investments                                                    229,979   218,071
Cash and cash equivalents                                                   354     4,626
Accrued investment income                                                 2,652     2,070
Premiums and other receivables                                            5,620     5,936
Deferred policy acquisition costs and value of business acquired         52,909    44,411
Current income taxes receivable                                               -     1,833
Other assets                                                             11,731     8,485
Separate account assets                                                 715,974   598,459
                                                                     ----------  --------
   Total assets                                                      $1,019,219  $883,891
                                                                     ==========  ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                              $   22,349  $ 10,140
 Policyholder account balances                                          179,898   184,821
 Other policyholder funds                                                 1,957       669
 Current income taxes payable                                             1,956         -
 Deferred income taxes payable                                            6,784     5,912
 Other liabilities                                                        2,488     2,313
 Separate account liabilities                                           715,974   598,459
                                                                     ----------  --------
   Total liabilities                                                    931,406   802,314
                                                                     ----------  --------

Stockholder's Equity:
Common stock, par value $233.34 per share; 30,000 shares authorized;
   12,000 shares issued and outstanding                                   2,800     2,800
Additional paid-in capital                                               67,802    67,802
Retained earnings                                                        17,637     9,952
Accumulated other comprehensive income (loss)                              (426)    1,023
                                                                     ----------  --------
   Total stockholder's equity                                            87,813    81,577
                                                                     ----------  --------
   Total liabilities and stockholder's equity                        $1,019,219  $883,891
                                                                     ==========  ========

                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                 2005     2004     2003
                                                               -------  -------  -------
REVENUES
Premiums                                                       $12,309  $ 1,722  $   (38)
Universal life and investment-type product policy fees          11,614    9,701    6,144
Net investment income                                           11,192    9,201    9,755
Other revenues                                                   1,229      804      428
Net investment gains (losses)                                   (1,318)     397   (1,017)
                                                               -------  -------  -------
   Total revenues                                               35,026   21,825   15,272
                                                               -------  -------  -------

EXPENSES
Policyholder benefits and claims                                13,249    2,428    1,535
Interest credited to policyholder account balances               7,091    7,437    7,506
Other expenses                                                   3,642    3,834    3,323
                                                               -------  -------  -------
   Total expenses                                               23,982   13,699   12,364
                                                               -------  -------  -------

Income before provision for income taxes                        11,044    8,126    2,908
Provision for income taxes                                       3,359    2,450      856
                                                               -------  -------  -------
Income before cumulative effect of change in accounting          7,685    5,676    2,052
Cumulative effect of change in accounting, net of income taxes       -      (93)       -
                                                               -------  -------  -------
Net income                                                     $ 7,685  $ 5,583  $ 2,052
                                                               =======  =======  =======




                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                     ACCUMULATED
                                                                ADDITIONAL              OTHER
                                                         COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                         STOCK   CAPITAL   EARNINGS INCOME (LOSS)  TOTAL
                                                         ------ ---------- -------- ------------- -------
BALANCE AT JANUARY 1, 2003                               $2,800  $31,802   $ 2,317     $   994    $37,913
 Capital contribution                                             11,000                           11,000
Comprehensive income (loss):
 Net income                                                                  2,052                  2,052
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                             (176)      (176)
                                                                                                  -------
 Comprehensive income (loss)                                                                        1,876
                                                         ------------------------------------------------
BALANCE AT DECEMBER 31, 2003                              2,800   42,802     4,369         818     50,789
 Capital contribution                                             25,000                           25,000
Comprehensive income (loss):
 Net income                                                                  5,583                  5,583
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                              205        205
                                                                                                  -------
 Comprehensive income (loss)                                                                        5,788
                                                         ------------------------------------------------
BALANCE AT DECEMBER 31, 2004                              2,800   67,802     9,952       1,023     81,577
Comprehensive income (loss):
 Net income                                                                  7,685                  7,685
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                           (1,449)    (1,449)
                                                                                                  -------
 Comprehensive income (loss)                                                                        6,236
                                                         ------------------------------------------------
BALANCE AT DECEMBER 31, 2005                             $2,800  $67,802   $17,637     $  (426)   $87,813
                                                         ================================================


                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                            2005       2004       2003
                                                                                         ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                               $   7,685  $   5,583  $   2,052
 Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net      1,103      1,169        985
   (Gains) losses from sales of investments, net                                             1,318       (397)       772
   Interest credited to policyholder account balances                                        7,091      7,437      7,506
   Universal life and investment-type product policy fees                                  (11,614)    (9,701)    (6,144)
   Change in accrued investment income                                                        (582)       151       (507)
   Change in premiums and other receivables                                                    429     (4,632)     3,500
   Change in deferred policy acquisition costs, net                                         (7,280)    (6,061)    (9,326)
   Change in insurance-related liabilities                                                  12,181      2,298       (250)
   Change in income taxes payable                                                            5,441      1,157      1,222
   Change in other assets                                                                    7,552      7,714      2,547
   Change in other liabilities                                                                 174     (1,102)     2,854
                                                                                         ---------  ---------  ---------
Net cash provided by operating activities                                                   23,498      3,616      5,211
                                                                                         ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                        113,217     65,809     74,169
   Mortgage loans on real estate                                                             1,001        791        949
 Purchases of:
   Fixed maturities                                                                       (131,812)   (82,547)  (131,055)
   Mortgage loans on real estate                                                              (268)    (7,762)      (738)
 Net change in policy loans                                                                   (125)      (110)       (44)
 Other, net                                                                                    (21)       232       (187)
                                                                                         ---------  ---------  ---------
Net cash used in investing activities                                                      (18,008)   (23,587)   (56,906)
                                                                                         ---------  ---------  ---------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                141,932    161,842    214,204
   Withdrawals                                                                            (151,694)  (175,033)  (177,900)
 Capital contribution                                                                            -     25,000     11,000
                                                                                         ---------  ---------  ---------
Net cash (used in) provided by financing activities                                         (9,762)    11,809     47,304
                                                                                         ---------  ---------  ---------
Change in cash and cash equivalents                                                         (4,272)    (8,162)    (4,391)
Cash and cash equivalents, beginning of year                                                 4,626     12,788     17,179
                                                                                         ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                   $     354  $   4,626  $  12,788
                                                                                         =========  =========  =========
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the period for:
   Interest                                                                              $       -  $       2  $     107
                                                                                         =========  =========  =========
   Income taxes                                                                          $  (2,080) $   2,080  $     (20)
                                                                                         =========  =========  =========

                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company of California (the "Company"), a California domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). On October 1, 2004 MLIIC, was sold by Cova Corporation ("Cova"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, universal life, and variable life. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or morbidity risk to the Company, but rather represent investment deposits by the policyholders.

      BASIS OF PRESENTATION

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2005 presentation.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (iv) the liability for future policyholder benefits; (v) the liability for litigation and regulatory matters; and (vi) accounting for reinsurance. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost;
      (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%;
      (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and
      (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life, and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investments appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      SALES INDUCEMENTS

      The Company has two different types of sales inducements in which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005, 2004, and 2003. Goodwill was $2,278 thousand as of December 31, 2005, 2004 and 2003.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. Policyholder account balances are equal to policy account values, which consist of an accumulation of gross premium payments; and credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts relating to certain life policies as follows:

         . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

         . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

         . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $120 thousand at December 31, 2005.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The fair value of the GMWBs are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues primarily include advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company files a consolidated federal income tax return with MLIIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that is more likely than not that deferred income tax assets will not be realized.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for underlying contracts. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "--Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the Separate Accounts, primarily including policy administration fees and investment management fees.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"), SFAS 155 amends SFAS 133 and SFAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. SFAS 155 will be applied prospectively and is effective for all financial instruments required or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's financial statements.

     . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97 ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company increased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and VOBA and unearned revenue liability offsets under certain variable annuity contracts by approximately $93 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $207 thousand including, the cumulative effect of the adoption.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES AVAILABLE-FOR-SALE BY SECTOR

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and the percentage of the total fixed maturities holdings that each sector represents at:

                                                DECEMBER 31, 2005
                                     ------------------------------------------
                                      COST OR  GROSS UNREALIZED ESTIMATED
                                     AMORTIZED ----------------   FAIR    % OF
                                       COST    GAIN     LOSS      VALUE   TOTAL
                                     ---------  ------  ------  --------- -----
                                                  (IN THOUSANDS)
   U.S. corporate securities         $128,471  $1,411   $1,691  $128,191   58.5%
   Residential mortgage-backed
     securities                        23,507      59      208    23,358   10.6
   Foreign corporate securities        12,414     211       83    12,542    5.7
   U.S. treasury / agency securities   14,598     114        3    14,709    6.7
   Commercial mortgage-backed
     securities                        31,482       -      654    30,828   14.1
   Asset-backed securities              6,982       1       38     6,945    3.2
   Foreign government securities        2,244     278        -     2,522    1.2
                                     --------   ------  ------  --------  -----
       Total fixed maturities        $219,698  $2,074   $2,677  $219,095  100.0%
                                     ========   ======  ======  ========  =====

                                                DECEMBER 31, 2004
                                     ------------------------------------------
                                      COST OR  GROSS UNREALIZED ESTIMATED
                                     AMORTIZED ----------------   FAIR    % OF
                                       COST     GAIN     LOSS     VALUE   TOTAL
                                     ---------  ------  ------  --------- -----
                                                  (IN THOUSANDS)
   U.S. corporate securities         $106,954  $2,899   $  425  $109,428   53.0%
   Residential mortgage-backed
     securities                        23,977     252       33    24,196   11.7
   Foreign corporate securities         6,785     282       12     7,055    3.4
   U.S. treasury / agency securities   31,963      94       58    31,999   15.5
   Commercial mortgage-backed
     securities                        24,593       4      150    24,447   11.8
   Asset-backed securities              9,458      28       37     9,449    4.6
                                     --------   ------  ------  --------  -----
       Total fixed maturities        $203,730  $3,559   $  715  $206,574  100.0%
                                     ========   ======  ======  ========  =====

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $10,213 thousand and $5,668 thousand at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $421 thousand and $311 thousand at December 31, 2005 and 2004, respectively. The Company did not have any non-income producing fixed maturities at December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                 (IN THOUSANDS)
    Due in one year or less          $ 21,417  $ 21,317  $  7,854  $  7,952
    Due after one year through five
      years                            55,223    55,075    93,443    95,035
    Due after five years through ten
      years                            64,144    64,508    39,395    40,316
    Due after ten years                16,943    17,064     5,010     5,179
                                     --------  --------  --------  --------
        Subtotal                      157,727   157,964   145,702   148,482
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          61,971    61,131    58,028    58,092
                                     --------  --------  --------  --------
        Total fixed maturities       $219,698  $219,095  $203,730  $206,574
                                     ========  ========  ========  ========

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities classified as available-for-sale were as follows:

                                        YEARS ENDED DECEMBER 31,
                                       -------------------------
                                         2005     2004     2003
                                       -------  -------  -------
                                             (IN THOUSANDS)
               Proceeds                $91,527  $27,334  $28,913
               Gross investment gains  $    90  $   735  $   868
               Gross investment losses $(1,400) $  (234) $  (228)

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      There were no writedowns for other-than-temporarily impaired available-for-sale fixed maturities during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities of $64 thousand and $1,657 thousand, respectively.

      The Company periodically disposes of fixed maturities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                        DECEMBER 31, 2005
                                  --------------------------------------------------------------
                                                     EQUAL TO OR GREATER THAN
                                  LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                                  -------------------- -------------------- --------------------
                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                    VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                  --------- ---------- --------- ---------- --------- ----------
                                           (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities         $ 43,576    $1,051    $27,148     $640    $ 70,724    $1,691
Residential mortgage-backed
  securities                        19,301       208          -        -      19,301       208
Foreign corporate securities         5,209        64        983       19       6,192        83
U.S. treasury / agency securities    1,289         3          -        -       1,289         3
Commercial mortgage-backed
  securities                        29,861       645        967        9      30,828       654
Asset-backed securities              6,729        38        174        -       6,903        38
                                  --------    ------    -------     ----    --------    ------
   Total fixed maturities         $105,965    $2,009    $29,272     $668    $135,237    $2,677
                                  ========    ======    =======     ====    ========    ======
Total number of securities in an
  unrealized loss position              45                   14                   59
                                  ========              =======             ========

                                                        DECEMBER 31, 2004
                                  --------------------------------------------------------------
                                                     EQUAL TO OR GREATER THAN
                                  LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                                  -------------------- -------------------- --------------------
                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                    VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                  --------- ---------- --------- ---------- --------- ----------
                                           (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities          $43,225     $389     $1,964      $36      $45,189     $425
Residential mortgage-backed
  securities                         6,686       33          -        -        6,686       33
Foreign corporate securities           992       12          -        -          992       12
U.S. treasury / agency securities    6,936       58          -        -        6,936       58
Commercial mortgage-backed
  securities                        20,148      150          -        -       20,148      150
Asset-backed securities              6,178       37          -        -        6,178       37
                                   -------     ----     ------      ---      -------     ----
   Total fixed maturities          $84,165     $679     $1,964      $36      $86,129     $715
                                   =======     ====     ======      ===      =======     ====
Total number of securities in an
  unrealized loss position              39                   1                    40
                                   =======              ======               =======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities securities at December 31, 2005 and December 31, 2004, where the estimated fair value had declined and remained below cost or amortized cost by less then 20%, or 20% or more for:

                                                    DECEMBER 31, 2005
                                    ------------------------------------------------------
                                        COST OR      GROSS UNREALIZED    NUMBER OF
                                     AMORTIZED COST       LOSSES         SECURITIES
                                    ---------------- ---------------- --------------------
                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN   20% OR
                                       20%     MORE     20%     MORE     20%       MORE
                                    --------- ------ --------- ------ ---------   ------
                                       (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                $ 91,162  $    -  $1,579   $    -     39          -
Six months or greater but less than
  nine months                          5,716       -     221        -      1          -
Nine months or greater but less
  than twelve months                  11,096       -     209        -      5          -
Twelve months or greater              29,940       -     668        -     14          -
                                    --------  ------  ------   ------   ----      -----
   Total                            $137,914  $    -  $2,677   $    -     59          -
                                    ========  ======  ======   ======   ====      =====

                                                    DECEMBER 31, 2004
                                    ------------------------------------------------------
                                        COST OR      GROSS UNREALIZED
                                     AMORTIZED COST       LOSSES      NUMBER OF SECURITIES
                                    ---------------- ---------------- --------------------
                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN   20% OR
                                       20%     MORE     20%     MORE     20%       MORE
                                    --------- ------ --------- ------ ---------   ------
                                       (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                $ 51,618  $    -  $  302   $    -     25          -
Six months or greater but less than
  nine months                         25,087       -     274        -     10          -
Nine months or greater but less
  than twelve months                   8,139       -     103        -      4          -
Twelve months or greater               2,000       -      36        -      1          -
                                    --------  ------  ------   ------   ----      -----
   Total                            $ 86,844  $    -  $  715   $    -     40          -
                                    ========  ======  ======   ======   ====      =====

      As of December 31, 2005, $2,677 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $715 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

      As of December 31, 2005 and 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      MORTGAGE LOANS ON REAL ESTATE

      The Company had commercial mortgage loans on real estate of $9,560 thousand and $10,298 thousand at December 31, 2005 and 2004, respectively.

      Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 51%, 20%, and 10% of the properties were located in California, Puerto Rico, and Texas, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      There were no valuation allowances on mortgage loans on real estate as of December 31, 2005 and 2004. There were no impaired or restructured mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003. There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                             2005     2004    2003
                                           -------   ------  ------
                                               (IN THOUSANDS)
             Fixed maturities              $10,329   $8,600  $9,252
             Mortgage loans on real estate     523      451     271
             Policy loans                       98       90      60
             Cash and cash equivalents         277      106     186
             Other                             (25)     (30)      -
                                           -------   ------  ------
                 Total                      11,202    9,217   9,769
             Less: Investment expenses          10       16      14
                                           -------   ------  ------
                 Net investment income     $11,192   $9,201  $9,755
                                           =======   ======  ======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ----------------------
                                                2005    2004    2003
                                              -------   ----  -------
                                                  (IN THOUSANDS)
          Fixed maturities                    $(1,310)  $437  $(1,017)
          Mortgage loans on real estate            13    (40)       -
          Other                                   (21)     -        -
                                              -------   ----  -------
              Net investment gains (losses)   $(1,318)  $397  $(1,017)
                                              =======   ====  =======

      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                    2005    2004     2003
                                                   -----  -------  -------
                                                        (IN THOUSANDS)
    Fixed maturities                               $(603) $ 2,844  $ 2,481
    Other invested assets                            (73)     (73)     (73)
                                                   -----  -------  -------
        Total                                       (676)   2,771    2,408
                                                   -----  -------  -------
    Amounts related to:
        DAC and VOBA                                  21   (1,197)  (1,150)
    Deferred income taxes                            229     (551)    (440)
                                                   -----  -------  -------
        Total                                        250   (1,748)  (1,590)
                                                   -----  -------  -------
        Net unrealized investment gains (losses)   $(426) $ 1,023  $   818
                                                   =====  =======  =======

      The changes in net unrealized investment gains (losses) were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     ------------------------
                                                       2005    2004     2003
                                                     -------  ------  -------
                                                          (IN THOUSANDS)
  Balance, beginning of year                         $ 1,023  $  818  $   994
  Unrealized gains (losses) during the year           (3,447)    363   (2,898)
  Unrealized gains (losses) relating to:
      DAC and VOBA                                     1,218     (47)   2,627
  Deferred income taxes                                  780    (111)      95
                                                     -------  ------  -------
  Balance, end of year                               $  (426) $1,023  $   818
                                                     =======  ======  =======
  Net change in unrealized investment gains (losses) $(1,449) $  205  $  (176)
                                                     =======  ======  =======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


3.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                DEFERRED
                                                 POLICY    VALUE OF
                                               ACQUISITION BUSINESS
                                                  COSTS    ACQUIRED  TOTAL
                                               ----------- -------- -------
                                                      (IN THOUSANDS)
    Balance at January 1, 2003                   $14,776   $11,423  $26,199
      Capitalizations                             11,719         -   11,719
                                                 -------   -------  -------
            Total                                 26,495    11,423   37,918
                                                 -------   -------  -------
      Less amortization related to:
        Net investment gains (losses)               (144)     (101)    (245)
        Unrealized investment gains (losses)        (931)   (1,696)  (2,627)
        Other expenses                             1,273     1,120    2,393
                                                 -------   -------  -------
            Total amortization                       198      (677)    (479)
                                                 -------   -------  -------
    Balance at December 31, 2003                  26,297    12,100   38,397
      Capitalizations                              9,066         -    9,066
                                                 -------   -------  -------
            Total                                 35,363    12,100   47,463
                                                 -------   -------  -------
      Less amortization related to:
        Net investment gains (losses)                 43        30       73
        Unrealized investment gains (losses)         (34)       81       47
        Other expenses                             2,794       116    2,910
                                                 -------   -------  -------
            Total amortization                     2,803       227    3,030
                                                 -------   -------  -------
      Less dispositions and other                    (22)        -      (22)
                                                 -------   -------  -------
    Balance at December 31, 2004                  32,538    11,873   44,411
      Capitalizations                              8,306         -    8,306
                                                 -------   -------  -------
            Total                                 40,844    11,873   52,717
                                                 -------   -------  -------
      Less amortization related to:
        Net investment gains (losses)               (112)      (79)    (191)
        Unrealized investment gains (losses)        (591)     (627)  (1,218)
        Other expenses                               478       739    1,217
                                                 -------   -------  -------
            Total amortization                      (225)       33     (192)
                                                 -------   -------  -------
    Balance at December 31, 2005                 $41,069   $11,840  $52,909
                                                 =======   =======  =======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $865 thousand in 2006, $922 thousand in 2007, $933 thousand in 2008, $923 thousand in 2009, and $914 thousand in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions used in establishing DAC and VOBA amortization. During 2005, the Company revised its assumptions to include the impact of variable annuity rider fees. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a benefit of $800 thousand, before income tax, causing a decrease in amortization related to other expenses for the year ended December 31, 2005. During 2004 the Company updated significant parts of the underlying assumptions used to establish DAC and VOBA amortization. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a charge of $1,000 thousand, before income tax, causing an increase in amortization related to other expenses for the year ended December 31, 2004.

      The events described above that impacted DAC and VOBA amortization had a similar impact on the amortization of sales inducements. For the year ended December 31, 2005, the Company recorded a benefit of $100 thousand, before income tax, causing a decrease in amortization. For the year ended December 31, 2004, the Company recorded a charge of $100 thousand, before income tax, causing an increase in amortization.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the balance sheet, are as follows:

                                        YEARS ENDED DECEMBER 31,
                                        ----------------------
                                           2005         2004
                                        ----------   ----------
                                            (IN THOUSANDS)
                 Balance at January 1   $    6,092   $    4,686
                 Capitalization              2,197        1,832
                 Amortization                 (176)        (426)
                                        ----------   ----------
                 Balance at December 31 $    8,113   $    6,092
                                        ==========   ==========

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

                                                     DECEMBER 31,
                              --------------------------------------------------------
                                          2005                          2004
                              --------------------------    --------------------------
                                  IN THE          AT            IN THE          AT
                              EVENT OF DEATH ANNUITIZATION  EVENT OF DEATH ANNUITIZATION
                              -------------- -------------  -------------- -------------
                                                    (IN THOUSANDS)
Return of Net Deposits
Account value                   $ 160,164            N/A      $  98,041            N/A
Net amount at risk              $      51(1)         N/A      $     131(1)         N/A
Average attained age of
  contractholders                63 years            N/A       62 years            N/A
Anniversary Contract Value or
  Minimum Return
Account value                   $ 567,426      $ 418,646      $ 487,839      $ 337,793
Net amount at risk              $   6,886(1)   $   2,562(2)   $   6,411(1)   $   1,628(2)
Average attained age of
  contractholders                63 years       60 years       63 years       59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $1,800 thousand and $1,100 thousand, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and December 31, 2004.

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                          -----------------
                                            2005     2004
                                          -------- --------
                                           (IN THOUSANDS)
                    Mutual Fund Groupings
                        Equity            $491,468 $359,473
                        Bond                43,929   47,162
                        Balanced            34,891   31,910
                        Money Market         9,075    8,117
                        Specialty            7,512    7,084
                                          -------- --------
                            Total         $586,875 $453,746
                                          ======== ========

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $715,974 thousand and $598,459 thousand at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $8,920 thousand, $7,719 thousand and $5,315 thousand for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      basis for risks of specific characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ----------------------
                                                              2005     2004    2003
                                                            -------   ------  -----
                                                                (IN THOUSANDS)
Direct premiums earned                                      $12,388   $1,827  $ 417
Reinsurance ceded                                               (79)    (105)  (455)
                                                            -------   ------  -----
Net premiums earned                                         $12,309   $1,722  $ (38)
                                                            =======   ======  =====
Reinsurance recoveries netted against policyholder benefits $   128   $   56  $   -
                                                            =======   ======  =====

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were $130 thousand and $82 thousand at December 31, 2005 and 2004, respectively. The Company had no reinsurance recoverables, included in other receivables, at December 31, 2003.

5.  INCOME TAXES

      The provision for income taxes was as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                            2005    2004    2003
                                           ------  ------  ------
                                              (IN THOUSANDS)
                Current:
                    Federal                $1,706  $  507  $ (840)
                Deferred:
                    Federal                 1,653   1,943   1,696
                                           ------  ------  ------
                Provision for income taxes $3,359  $2,450  $  856
                                           ======  ======  ======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ----------------------
                                                2005     2004    2003
                                               ------   ------  ------
                                                   (IN THOUSANDS)
         Tax provision at U.S. statutory rate  $3,865   $2,844  $1,018
         Tax effect of:
             Tax preferred investment income     (560)    (375)   (162)
             Other, net                            54      (19)      -
                                               ------   ------  ------
             Provision for income taxes        $3,359   $2,450  $  856
                                               ======   ======  ======

      Deferred income taxes represent the tax effect of the differences between the book and the tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       DECEMBER 31,
                                                     ----------------
                                                       2005     2004
                                                     -------  -------
                                                      (IN THOUSANDS)
         Deferred income tax assets:
         Liability for future policy benefits        $ 8,254  $ 7,218
         Tax basis of intangible assets purchased        241      311
         Investments                                   1,078      675
         Net unrealized investment losses                229        -
         Loss and credit carryforwards                   724      447
                                                     -------  -------
             Total deferred income tax assets         10,526    8,651
                                                     -------  -------
         Deferred income tax liabilities:
         Deferred policy acquisition costs            16,247   13,160
         Net unrealized investment gains                   -      551
         Other, net                                    1,063      852
                                                     -------  -------
             Total deferred income tax liabilities    17,310   14,563
                                                     -------  -------
         Net deferred income tax liability           $(6,784) $(5,912)
                                                     =======  =======

      The Company has capital loss carryforwards of $2,067 thousand at December 31, 2005 which will expire between 2006 and 2010. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      adjustment that might be required for open years will not have a material effect on the Company's financial statements.

      The Company joins MLIIC's includible affiliates in filing a consolidated federal income tax return. The consolidating companies have executed a tax allocation agreement. Pursuant to the tax allocation agreement, the amounts due to (from) affiliates are $1,956 thousand in 2005 and ($1,833) thousand in 2004.

6.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the ultimate parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular or annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated $8 thousand. The Company maintained a liability of $1,200 thousand at December 31, 2005 for future assessments in respect of currently impaired, insolvent or failed insurers. The Company did not maintain an asset for premium tax offset at December 31, 2005.

      In the past five years, none of the aggregate assessments levied against MetLife's insurance subsidiaries has been material. The Company has established liabilities for guaranty fund assessments

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

7.  EQUITY

      DIVIDEND RESTRICTIONS

      Dividends from statutory earned surplus can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner. The Company has negative earned surplus and as such, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      The Company did not receive a cash capital contribution for the year ended 2005. The Company received cash capital contributions of $25,000 thousand and $11,000 thousand from MLIIC for the years ended 2004 and 2003, respectively.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      STATUTORY EQUITY AND INCOME

      The Company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The California State Department of Insurance (the "Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in California. The impact of adoption did not materially impact statutory capital and surplus. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of the Company, a California domiciled insurer, was $3,629 thousand, ($5,094) thousand and ($437) thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $43,185 thousand and $40,928 thousand at December 31, 2005 and 2004, respectively.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                               2005    2004     2003
                                                             -------  ------  -------
                                                                  (IN THOUSANDS)
Holding losses on investments arising during the year        $(5,537) $ (277) $(4,672)
Income tax effect of holding losses                            1,938      97    1,635
Reclassification adjustments:
    Recognized holding (gains) losses included in current
      year income                                              1,006    (596)     784
    Amortization of premium and accretion of discounts
      associated with investments                              1,084   1,236      990
    Income tax effect                                           (732)   (224)    (621)
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts                                1,218     (47)   2,627
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                    (426)     16     (919)
                                                             -------  ------  -------
Net unrealized investment gains (losses)                     $(1,449) $  205  $  (176)
                                                             =======  ======  =======

8.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                          YEARS ENDED DECEMBER 31,
                                         --------------------------
                                           2005     2004     2003
                                         -------  -------  --------
                                               (IN THOUSANDS)
           Compensation                  $   119  $   139  $    221
           Commissions                     9,652    9,440    11,959
           Interest and debt issue costs       -        2       107
           Amortization of DAC and VOBA    1,026    2,983     2,148
           Capitalization of DAC          (8,306)  (9,066)  (11,719)
           Other                           1,151      336       607
                                         -------  -------  --------
               Total other expenses      $ 3,642  $ 3,834  $  3,323
                                         =======  =======  ========

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


9.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2005               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $219,095  $219,095
                Mortgage loans on real estate $  9,560  $  9,442
                Policy loans                  $  1,324  $  1,324
                Cash and cash equivalents     $    354  $    354
              LIABILITIES:
                Policyholder account balances $172,756  $165,560

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2004               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $206,574  $206,574
                Mortgage loans on real estate $ 10,298  $  9,618
                Policy loans                  $  1,199  $  1,199
                Cash and cash equivalents     $  4,626  $  4,626
              LIABILITIES:
                Policyholder account balances $177,951  $169,907

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES

      The fair value of fixed maturities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS

      The carrying values for cash and cash equivalents approximated fair values due to the short-term maturities of these instruments.

      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

10. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2005, 2004 and 2003. Metropolitan Life Insurance Company provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company were $789 thousand, $249 thousand and $548 thousand, respectively.

      At December 31, 2005 and 2004, amounts due from affiliates were approximately $ 2,250 thousand and $2,296 thousand, respectively.

      Since the Company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

      On September 10, 2002, the Company's Board of Directors approved an Agreement and Plan of Merger (the "Agreement") providing for the merger of the Company with and into MLIIC, with MLIIC being the surviving corporation of the merger. The merger was subject to receipt of required

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      authorities by MLIIC in California and to regulatory approvals. MLIIC has received the required authorities. It is now proposed that the merger will occur in the fourth quarter of 2006 subject to regulatory approvals and resolution of transitional issues.

      In the normal course of business, the Company transfers invested assets, consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the years ended December 31, 2005 and 2004. The realized capital gains (losses) recognized on transfers were $155 thousand for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $3,598 thousand and $0 for the years ended December 31, 2005 and 2004, respectively.